UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of March 31, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2013.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 1.4%
52,947	American Credit Acceptance Receivables Trust, Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	53,332
3,781	AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A2, 0.840%, 11/10/14	3,782
38,968	Bank of America Auto Trust, Series 2010- 1A, Class A4, 2.180%, 02/15/17 (e)	39,082
28,078	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.574%, 04/25/36	26,280
168,449	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	176,015
	CNH Equipment Trust,
38,941	Series 2011-A, Class A3, 1.200%, 05/16/16	39,115
80,000	Series 2011-A, Class A4, 2.040%, 10/17/16	81,835
	Countrywide Asset-Backed Certificates,
1,056	Series 2004-1, Class 3A, VAR, 0.764%, 04/25/34	1,033
120,000	Series 2004-1, Class M1, VAR, 0.954%, 03/25/34	112,913
38,001	Series 2004-1, Class M2, VAR, 1.029%, 03/25/34	36,710
16,860	CWABS Revolving Home Equity Loan Trust, Series 2004-K, Class 2A, VAR, 0.503%, 02/15/34	14,219
66,610	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	67,019
	HLSS Servicer Advance Receivables Backed Notes,
257,000	Series 2013-T1, Class A1, 0.898%, 01/15/44 (e)	257,257
180,000	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	181,224
	Hyundai Auto Receivables Trust,
169,000	Series 2013-A, Class A3, 0.560%, 07/17/17	168,955
200,000	Series 2013-A, Class A4, 0.750%, 09/17/18	199,927
71,861	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.554%, 07/25/34 (e)	71,052
	Long Beach Mortgage Loan Trust,
168,368	Series 2003-4, Class M1, VAR, 1.224%, 08/25/33	165,075
190,000	Series 2004-1, Class M1, VAR, 0.954%, 02/25/34	178,639
67,187	Series 2004-1, Class M2, VAR, 1.029%, 02/25/34	65,712
24,284	Series 2006-WL2, Class 2A3, VAR, 0.404%, 01/25/36	22,803
102,000	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	102,139
125,000	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.654%, 03/25/35	121,021
155,301	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004- MCW1, Class M1, VAR, 1.142%, 10/25/34	151,757
9,596	RASC Trust, Series 2003-KS9, Class A2B, VAR, 0.844%, 11/25/33	6,786
160,467	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	160,547
	Santander Drive Auto Receivables Trust,
100,000	Series 2011-1, Class B, 2.350%, 11/16/15	101,384
18,106	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	18,186
300,000	Springleaf Funding Trust, Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	297,000
58,249	World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	58,696

	Total Asset-Backed Securities (Cost $2,991,495)	2,979,495

Collateralized Mortgage Obligations — 33.0%
	Agency CMO — 23.8%
176,127	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	199,082
	Federal Home Loan Mortgage Corp. REMIC,
4,022	Series 11, Class D, 9.500%, 07/15/19	4,240
4,680	Series 22, Class C, 9.500%, 04/15/20	5,056
757	Series 47, Class F, 10.000%, 06/15/20	868
585	Series 99, Class Z, 9.500%, 01/15/21	646
991	Series 1065, Class J, 9.000%, 04/15/21	1,185
90,167	Series 1113, Class J, 8.500%, 06/15/21	98,653
5,398	Series 1250, Class J, 7.000%, 05/15/22	6,384
11,044	Series 1316, Class Z, 8.000%, 06/15/22	12,667
18,327	Series 1324, Class Z, 7.000%, 07/15/22	20,803
80,436	Series 1343, Class LA, 8.000%, 08/15/22	95,606

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
16,558	Series 1343, Class LB, 7.500%, 08/15/22	19,707
12,177	Series 1394, Class ID, IF, 9.566%, 10/15/22	15,164
11,025	Series 1395, Class G, 6.000%, 10/15/22	12,262
8,198	Series 1505, Class Q, 7.000%, 05/15/23	9,390
14,477	Series 1518, Class G, IF, 8.788%, 05/15/23	17,027
14,932	Series 1541, Class O, VAR, 1.180%, 07/15/23	15,359
337,361	Series 1577, Class PV, 6.500%, 09/15/23	353,132
277,326	Series 1584, Class L, 6.500%, 09/15/23	311,210
1,816	Series 1596, Class D, 6.500%, 10/15/13	1,839
814	Series 1607, Class SA, HB, IF, 21.232%, 10/15/13	852
6,786	Series 1609, Class LG, IF, 16.792%, 11/15/23	7,839
294,778	Series 1633, Class Z, 6.500%, 12/15/23	309,338
332,695	Series 1638, Class H, 6.500%, 12/15/23	375,206
2,387	Series 1671, Class QC, IF, 10.000%, 02/15/24	3,014
56,890	Series 1694, Class PK, 6.500%, 03/15/24	60,083
10,738	Series 1700, Class GA, PO, 02/15/24	9,509
37,640	Series 1798, Class F, 5.000%, 05/15/23	40,915
78,589	Series 1863, Class Z, 6.500%, 07/15/26	88,454
4,026	Series 1865, Class D, PO, 02/15/24	3,251
27,515	Series 1981, Class Z, 6.000%, 05/15/27	30,120
36,783	Series 1987, Class PE, 7.500%, 09/15/27	43,242
140,948	Series 1999, Class PU, 7.000%, 10/15/27	163,481
205,473	Series 2031, Class PG, 7.000%, 02/15/28 (m)	239,382
8,776	Series 2033, Class SN, HB, IF, 27.111%, 03/15/24	5,202
203,594	Series 2035, Class PC, 6.950%, 03/15/28	236,409
14,558	Series 2038, Class PN, IO, 7.000%, 03/15/28	2,199
46,160	Series 2054, Class PV, 7.500%, 05/15/28	54,203
363	Series 2055, Class OE, 6.500%, 05/15/13	362
229,280	Series 2057, Class PE, 6.750%, 05/15/28	263,390
69,981	Series 2064, Class TE, 7.000%, 06/15/28	81,588
49,973	Series 2075, Class PH, 6.500%, 08/15/28	57,103
175,644	Series 2095, Class PE, 6.000%, 11/15/28	198,788
4,555	Series 2102, Class TU, 6.000%, 12/15/13	4,619
10,049	Series 2115, Class PE, 6.000%, 01/15/14	10,204
10,548	Series 2132, Class SB, HB, IF, 29.667%, 03/15/29	20,205
17,968	Series 2134, Class PI, IO, 6.500%, 03/15/19	2,308
706	Series 2135, Class UK, IO, 6.500%, 03/15/14	15
79,755	Series 2178, Class PB, 7.000%, 08/15/29	92,539
120,710	Series 2182, Class ZB, 8.000%, 09/15/29	141,819
21,187	Series 2247, Class Z, 7.500%, 08/15/30	25,027
257,439	Series 2259, Class ZC, 7.350%, 10/15/30	302,677
3,888	Series 2261, Class ZY, 7.500%, 10/15/30	4,576
77,567	Series 2283, Class K, 6.500%, 12/15/23	86,707
10,107	Series 2306, Class K, PO, 05/15/24	9,397
24,257	Series 2306, Class SE, IF, IO, 8.590%, 05/15/24	5,143
29,968	Series 2325, Class PM, 7.000%, 06/15/31	32,683
170,283	Series 2344, Class ZD, 6.500%, 08/15/31	186,818
31,776	Series 2344, Class ZJ, 6.500%, 08/15/31	34,863
15,623	Series 2345, Class NE, 6.500%, 08/15/31	16,155
95,257	Series 2345, Class PQ, 6.500%, 08/15/16	97,918
34,248	Series 2355, Class BP, 6.000%, 09/15/16	36,259
109,871	Series 2359, Class ZB, 8.500%, 06/15/31	133,257
240,279	Series 2367, Class ME, 6.500%, 10/15/31	259,953
25,754	Series 2390, Class DO, PO, 12/15/31	24,966
50,625	Series 2391, Class QR, 5.500%, 12/15/16	53,513
47,270	Series 2394, Class MC, 6.000%, 12/15/16	50,214
42,624	Series 2410, Class OE, 6.375%, 02/15/32	46,681

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
45,333	Series 2410, Class QS, IF, 18.972%, 02/15/32	60,895
43,104	Series 2410, Class QX, IF, IO, 8.447%, 02/15/32	11,023
39,094	Series 2412, Class SP, IF, 15.694%, 02/15/32	53,570
86,376	Series 2423, Class MC, 7.000%, 03/15/32	101,445
148,226	Series 2423, Class MT, 7.000%, 03/15/32	165,410
227,841	Series 2435, Class CJ, 6.500%, 04/15/32	259,357
58,506	Series 2444, Class ES, IF, IO, 7.747%, 03/15/32	14,067
39,004	Series 2450, Class SW, IF, IO, 7.797%, 03/15/32	9,437
128,162	Series 2455, Class GK, 6.500%, 05/15/32	147,510
85,221	Series 2484, Class LZ, 6.500%, 07/15/32	97,961
423,790	Series 2500, Class MC, 6.000%, 09/15/32	473,621
24,169	Series 2503, Class BH, 5.500%, 09/15/17	25,871
8,387	Series 2515, Class DE, 4.000%, 03/15/32	8,434
209,295	Series 2527, Class BP, 5.000%, 11/15/17	223,431
126,615	Series 2535, Class BK, 5.500%, 12/15/22	140,864
3,898,625	Series 2543, Class YX, 6.000%, 12/15/32 (m)	4,425,291
294,050	Series 2544, Class HC, 6.000%, 12/15/32	334,607
482,316	Series 2575, Class ME, 6.000%, 02/15/33	547,421
1,737,089	Series 2578, Class PG, 5.000%, 02/15/18	1,859,157
37,837	Series 2586, Class WI, IO, 6.500%, 03/15/33	8,070
2,304	Series 2597, Class DS, IF, IO, 7.347%, 02/15/33	40
1,664	Series 2599, Class DS, IF, IO, 6.797%, 02/15/33	15
2,002	Series 2610, Class DS, IF, IO, 6.897%, 03/15/33	20
97,769	Series 2626, Class NS, IF, IO, 6.347%, 06/15/23	7,810
61,152	Series 2638, Class DS, IF, 8.397%, 07/15/23	67,155
177,792	Series 2647, Class A, 3.250%, 04/15/32	186,023
871,545	Series 2651, Class VZ, 4.500%, 07/15/18	923,933
1,789,503	Series 2656, Class BG, 5.000%, 10/15/32	1,884,658
257,638	Series 2682, Class LC, 4.500%, 07/15/32	266,477
24,847	Series 2755, Class SA, IF, 13.794%, 05/15/30	26,248
24,797	Series 2780, Class JG, 4.500%, 04/15/19	25,494
625,000	Series 2827, Class DG, 4.500%, 07/15/19	671,091
15,668	Series 2989, Class PO, PO, 06/15/23	15,036
300,000	Series 3047, Class OD, 5.500%, 10/15/35	363,095
284,572	Series 3085, Class VS, HB, IF, 27.907%, 12/15/35	463,810
90,310	Series 3117, Class EO, PO, 02/15/36	85,116
84,117	Series 3260, Class CS, IF, IO, 5.937%, 01/15/37	13,921
273,552	Series 3385, Class SN, IF, IO, 5.797%, 11/15/37	35,690
265,181	Series 3387, Class SA, IF, IO, 6.217%, 11/15/37	40,302
285,484	Series 3451, Class SA, IF, IO, 5.847%, 05/15/38	38,708
611,921	Series 3455, Class SE, IF, IO, 5.997%, 06/15/38	101,519
615,953	Series 3688, Class NI, IO, 5.000%, 04/15/32	64,532
219,317	Series 3759, Class HI, IO, 4.000%, 08/15/37	15,995
330,375	Series 3772, Class IO, IO, 3.500%, 09/15/24	21,048
	Federal Home Loan Mortgage Corp. STRIPS,
244,619	Series 233, Class 11, IO, 5.000%, 09/15/35	30,612
345,153	Series 239, Class S30, IF, IO, 7.497%, 08/15/36	53,025
489,466	Series 262, Class 35, 3.500%, 07/15/42	514,474
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
19,536	Series T-41, Class 3A, VAR, 6.742%, 07/25/32	22,110
123,842	Series T-54, Class 2A, 6.500%, 02/25/43	148,816
57,696	Series T-54, Class 3A, 7.000%, 02/25/43	70,048
233,708	Series T-56, Class APO, PO, 05/25/43	198,966
33,992	Series T-58, Class APO, PO, 09/25/43	29,139

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
	Federal National Mortgage Association REMIC Trust,
63,468	Series 1999-W1, Class PO, PO, 02/25/29	56,487
279,950	Series 1999-W4, Class A9, 6.250%, 02/25/29	319,246
478,242	Series 2002-W7, Class A4, 6.000%, 06/25/29	555,325
428,124	Series 2003-W1, Class 1A1, VAR, 6.121%, 12/25/42	497,620
56,662	Series 2003-W1, Class 2A, VAR, 6.879%, 12/25/42	67,731
	Federal National Mortgage Association REMIC,
7,785	Series 1988-16, Class B, 9.500%, 06/25/18	8,645
4,791	Series 1989-83, Class H, 8.500%, 11/25/19	5,422
1,116	Series 1990-1, Class D, 8.800%, 01/25/20	1,269
6,659	Series 1990-10, Class L, 8.500%, 02/25/20	7,552
831	Series 1990-93, Class G, 5.500%, 08/25/20	910
22	Series 1990-140, Class K, HB, 652.145%, 12/25/20	323
1,766	Series 1990-143, Class J, 8.750%, 12/25/20	2,068
21,800	Series 1992-101, Class J, 7.500%, 06/25/22	23,085
12,839	Series 1992-143, Class MA, 5.500%, 09/25/22	14,071
39,937	Series 1993-146, Class E, PO, 05/25/23	34,868
94,890	Series 1993-155, Class PJ, 7.000%, 09/25/23	110,323
2,913	Series 1993-165, Class SD, IF, 12.815%, 09/25/23	3,443
14,525	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	17,155
126,270	Series 1993-203, Class PL, 6.500%, 10/25/23	142,362
12,692	Series 1993-205, Class H, PO, 09/25/23	11,010
711,329	Series 1993-223, Class PZ, 6.500%, 12/25/23	792,561
122,382	Series 1993-225, Class UB, 6.500%, 12/25/23	133,796
3,422	Series 1993-230, Class FA, VAR, 0.819%, 12/25/23	3,448
197,903	Series 1993-250, Class Z, 7.000%, 12/25/23	206,008
305,454	Series 1994-37, Class L, 6.500%, 03/25/24	351,236
2,621,716	Series 1994-72, Class K, 6.000%, 04/25/24	2,924,205
25,556	Series 1995-2, Class Z, 8.500%, 01/25/25	29,508
83,206	Series 1995-19, Class Z, 6.500%, 11/25/23	97,862
5,587	Series 1996-59, Class J, 6.500%, 08/25/22	6,184
195,161	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	7,615
22,057	Series 1997-39, Class PD, 7.500%, 05/20/27	25,829
47,518	Series 1997-46, Class PL, 6.000%, 07/18/27	53,024
114,080	Series 1997-61, Class ZC, 7.000%, 02/25/23	129,884
24,831	Series 1998-36, Class ZB, 6.000%, 07/18/28	27,628
44,742	Series 1998-43, Class SA, IF, IO, 19.103%, 04/25/23	17,495
63,224	Series 1998-46, Class GZ, 6.500%, 08/18/28	72,209
129,904	Series 1998-58, Class PC, 6.500%, 10/25/28	148,451
278,558	Series 1999-39, Class JH, IO, 6.500%, 08/25/29	50,587
7,842	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	1,425
108,509	Series 2001-4, Class PC, 7.000%, 03/25/21	118,929
89,292	Series 2001-30, Class PM, 7.000%, 07/25/31	104,589
348,382	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	65,631
133,480	Series 2001-36, Class DE, 7.000%, 08/25/31	156,343
16,435	Series 2001-44, Class PD, 7.000%, 09/25/31	19,240
31,504	Series 2001-52, Class XN, 6.500%, 11/25/15	33,132
234,561	Series 2001-61, Class Z, 7.000%, 11/25/31	274,815
55,316	Series 2001-69, Class PG, 6.000%, 12/25/16	58,567
41,190	Series 2001-71, Class QE, 6.000%, 12/25/16	43,632
34,138	Series 2002-1, Class HC, 6.500%, 02/25/22	38,420

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
10,477	Series 2002-1, Class SA, HB, IF, 24.524%, 02/25/32	18,220
65,864	Series 2002-2, Class UC, 6.000%, 02/25/17	70,108
67,643	Series 2002-3, Class OG, 6.000%, 02/25/17	71,640
270,743	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	13,157
228,902	Series 2002-15, Class PO, PO, 04/25/32	208,790
112,496	Series 2002-28, Class PK, 6.500%, 05/25/32	129,238
374,500	Series 2002-62, Class ZE, 5.500%, 11/25/17	400,561
231,120	Series 2002-68, Class SH, IF, IO, 7.797%, 10/18/32	44,118
26,221	Series 2002-77, Class S, IF, 14.109%, 12/25/32	33,777
259,920	Series 2002-94, Class BK, 5.500%, 01/25/18	276,427
293,602	Series 2003-7, Class A1, 6.500%, 12/25/42	341,535
293,000	Series 2003-22, Class UD, 4.000%, 04/25/33	323,475
102,988	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	16,414
92,195	Series 2003-47, Class PE, 5.750%, 06/25/33	100,496
19,817	Series 2003-64, Class SX, IF, 13.241%, 07/25/33	24,528
39,744	Series 2003-66, Class PA, 3.500%, 02/25/33	41,390
104,556	Series 2003-68, Class LC, 3.000%, 07/25/22	104,807
11,670	Series 2003-68, Class QP, 3.000%, 07/25/22	11,698
63,367	Series 2003-71, Class DS, IF, 7.195%, 08/25/33	64,636
182,493	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	11,441
143,095	Series 2003-80, Class SY, IF, IO, 7.446%, 06/25/23	15,797
2,273,381	Series 2003-81, Class MC, 5.000%, 12/25/32	2,376,459
517,006	Series 2003-82, Class VB, 5.500%, 08/25/33	571,346
36,863	Series 2003-91, Class SD, IF, 12.160%, 09/25/33	44,749
293,256	Series 2003-116, Class SB, IF, IO, 7.396%, 11/25/33	68,725
1,781,497	Series 2003-128, Class DY, 4.500%, 01/25/24	1,944,768
25,742	Series 2003-130, Class SX, IF, 11.214%, 01/25/34	29,878
49,253	Series 2003-132, Class OA, PO, 08/25/33	47,157
1,333,526	Series 2004-2, Class OE, 5.000%, 05/25/23	1,411,565
138,121	Series 2004-4, Class QM, IF, 13.792%, 06/25/33	172,232
81,405	Series 2004-10, Class SC, HB, IF, 27.783%, 02/25/34	116,436
183,531	Series 2004-36, Class SA, IF, 18.963%, 05/25/34	270,481
126,857	Series 2004-46, Class SK, IF, 15.938%, 05/25/34	172,228
21,907	Series 2004-51, Class SY, IF, 13.832%, 07/25/34	28,301
99,231	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	103,029
983,611	Series 2004-75, Class VK, 4.500%, 09/25/22	1,001,249
117,208	Series 2004-76, Class CL, 4.000%, 10/25/19	123,849
3,591	Series 2004-92, Class JO, PO, 12/25/34	3,521
271,072	Series 2005-45, Class DC, HB, IF, 23.561%, 06/25/35	445,208
64,454	Series 2005-52, Class PA, 6.500%, 06/25/35	69,677
568,663	Series 2005-68, Class BC, 5.250%, 06/25/35	627,132
330,993	Series 2005-84, Class XM, 5.750%, 10/25/35	373,240
700,000	Series 2005-110, Class MN, 5.500%, 06/25/35	769,769
104,336	Series 2006-22, Class AO, PO, 04/25/36	99,314
52,189	Series 2006-46, Class SW, HB, IF, 23.450%, 06/25/36	76,708
128,281	Series 2006-59, Class QO, PO, 01/25/33	125,954
164,196	Series 2006-110, Class PO, PO, 11/25/36	156,946
300,749	Series 2006-117, Class GS, IF, IO, 6.446%, 12/25/36	52,102
132,387	Series 2007-7, Class SG, IF, IO, 6.296%, 08/25/36	29,128
524,962	Series 2007-53, Class SH, IF, IO, 5.896%, 06/25/37	77,794
336,135	Series 2007-88, Class VI, IF, IO, 6.336%, 09/25/37	53,429

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
385,262	Series 2007-100, Class SM, IF, IO, 6.246%, 10/25/37	59,140
397,685	Series 2008-1, Class BI, IF, IO, 5.706%, 02/25/38	52,088
115,695	Series 2008-16, Class IS, IF, IO, 5.996%, 03/25/38	13,419
163,695	Series 2008-46, Class HI, IO, VAR, 1.974%, 06/25/38	10,356
147,656	Series 2008-53, Class CI, IF, IO, 6.996%, 07/25/38	23,912
356,547	Series 2009-112, Class ST, IF, IO, 6.046%, 01/25/40	45,595
189,313	Series 2010-35, Class SB, IF, IO, 6.216%, 04/25/40	24,202
2,895	Series G92-42, Class Z, 7.000%, 07/25/22	3,258
55,580	Series G92-44, Class ZQ, 8.000%, 07/25/22	61,702
31,164	Series G92-54, Class ZQ, 7.500%, 09/25/22	35,000
2,065	Series G92-59, Class F, VAR, 1.662%, 10/25/22	2,085
5,455	Series G92-61, Class Z, 7.000%, 10/25/22	6,379
12,547	Series G92-66, Class KA, 6.000%, 12/25/22	13,861
59,342	Series G92-66, Class KB, 7.000%, 12/25/22	67,418
16,796	Series G93-1, Class KA, 7.900%, 01/25/23	19,344
17,319	Series G93-17, Class SI, IF, 6.000%, 04/25/23	18,513
	Federal National Mortgage Association STRIPS,
22,699	Series 329, Class 1, PO, 01/01/33	21,179
109,303	Series 365, Class 8, IO, 5.500%, 05/01/36	15,806
62,714	Federal National Mortgage Association Trust, Series 2004-W2, Class 2A2, 7.000%, 02/25/44	73,913
	Government National Mortgage Association,
208,572	Series 1994-7, Class PQ, 6.500%, 10/16/24	244,040
119,525	Series 1998-22, Class PD, 6.500%, 09/20/28	129,886
59,767	Series 1998-26, Class K, 7.500%, 09/17/25	69,049
37,914	Series 1999-17, Class L, 6.000%, 05/20/29	41,136
45,372	Series 1999-41, Class Z, 8.000%, 11/16/29	55,061
33,785	Series 1999-44, Class PC, 7.500%, 12/20/29	39,245
42,618	Series 1999-44, Class ZG, 8.000%, 12/20/29	52,757
186,549	Series 2000-21, Class Z, 9.000%, 03/16/30	220,646
21,022	Series 2000-26, Class Z, 7.750%, 09/20/30	24,452
3,814	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	832
665,420	Series 2000-36, Class PB, 7.500%, 11/16/30	770,355
28,234	Series 2001-4, Class SJ, IF, IO, 7.947%, 01/19/30	6,544
1,375,305	Series 2001-10, Class PE, 6.500%, 03/16/31 (m)	1,599,776
214,490	Series 2001-22, Class PS, HB, IF, 20.480%, 03/17/31	360,208
81,905	Series 2001-36, Class S, IF, IO, 7.847%, 08/16/31	19,261
121,249	Series 2001-53, Class SR, IF, IO, 7.947%, 10/20/31	10,924
104,823	Series 2001-64, Class MQ, 6.500%, 12/20/31	110,790
1,000,000	Series 2001-64, Class PB, 6.500%, 12/20/31	1,205,745
14,317	Series 2002-24, Class SB, IF, 11.620%, 04/16/32	18,744
10,538	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	86
7,820	Series 2003-24, Class PO, PO, 03/16/33	7,105
422,090	Series 2003-59, Class XA, IO, VAR, 1.001%, 06/16/34	4,038
54,924	Series 2003-76, Class LS, IF, IO, 6.997%, 09/20/31	1,899
418,917	Series 2004-11, Class SW, IF, IO, 5.297%, 02/20/34	61,869
42,253	Series 2004-28, Class S, IF, 19.104%, 04/16/34	57,922
321,588	Series 2007-45, Class QA, IF, IO, 6.437%, 07/20/37	53,700
269,644	Series 2007-76, Class SA, IF, IO, 6.327%, 11/20/37	44,555
238,614	Series 2008-2, Class MS, IF, IO, 6.957%, 01/16/38	38,590
189,612	Series 2008-55, Class SA, IF, IO, 5.997%, 06/20/38	28,301

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
160,053	Series 2009-6, Class SA, IF, IO, 5.897%, 02/16/39	22,068
412,029	Series 2009-6, Class SH, IF, IO, 5.837%, 02/20/39	54,936
267,774	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	48,545
186,187	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	34,561
580,440	Series 2009-22, Class SA, IF, IO, 6.067%, 04/20/39	82,161
547,797	Series 2009-31, Class ST, IF, IO, 6.147%, 03/20/39	69,409
547,797	Series 2009-31, Class TS, IF, IO, 6.097%, 03/20/39	72,068
582,164	Series 2009-64, Class SN, IF, IO, 5.897%, 07/16/39	66,223
180,160	Series 2009-79, Class OK, PO, 11/16/37	170,288
295,116	Series 2009-102, Class SM, IF, IO, 6.197%, 06/16/39	35,782
784,047	Series 2009-106, Class ST, IF, IO, 5.797%, 02/20/38	111,260
261,251	Series 2010-130, Class CP, 7.000%, 10/16/40	308,407
537,918	Series 2011-75, Class SM, IF, IO, 6.397%, 05/20/41	71,870
1,000,000	Series 2013-H08, Class FC, VAR, 0.654%, 02/20/63	999,062
733,542	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	772,738
	Vendee Mortgage Trust,
74,135	Series 1994-1, Class 1, VAR, 5.629%, 02/15/24	83,723
173,814	Series 1996-1, Class 1Z, 6.750%, 02/15/26	201,686
96,777	Series 1996-2, Class 1Z, 6.750%, 06/15/26	113,883
353,059	Series 1997-1, Class 2Z, 7.500%, 02/15/27	415,753
94,790	Series 1998-1, Class 2E, 7.000%, 03/15/28	112,792

		51,832,790

	Non-Agency CMO — 9.2%
303	Adjustable Rate Mortgage Trust, Series 2004-1, Class 9A2, VAR, 1.004%, 01/25/35	303
	Alternative Loan Trust,
70,703	Series 2002-8, Class A4, 6.500%, 07/25/32	73,385
25,450	Series 2003-J1, Class PO, PO, 10/25/33	23,163
1,861,264	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,834,133
76,430	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	78,271
714,838	Series 2005-20CB, Class 3A8, IF, IO, 4.546%, 07/25/35	104,926
1,027,814	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	991,259
511,277	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	455,794
969,797	Series 2005-22T1, Class A2, IF, IO, 4.866%, 06/25/35	153,287
1,006,387	Series 2005-J1, Class 1A4, IF, IO, 4.896%, 02/25/35	134,056
50,762	Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	51,049
200,000	American General Mortgage Loan Trust, Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	212,782
	Banc of America Alternative Loan Trust,
93,013	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	95,621
314,167	Series 2004-5, Class 3A3, PO, 06/25/34	237,325
57,273	Series 2004-6, Class 15PO, PO, 07/25/19	54,805
	Banc of America Funding Trust,
60,260	Series 2004-1, Class PO, PO, 03/25/34	47,342
442,705	Series 2005-6, Class 2A7, 5.500%, 10/25/35	451,780
68,283	Series 2005-7, Class 30PO, PO, 11/25/35	55,189
250,710	Series 2005-E, Class 4A1, VAR, 2.675%, 03/20/35	247,038
	Banc of America Mortgage Trust,
21,028	Series 2003-8, Class APO, PO, 11/25/33	17,826
152,235	Series 2004-3, Class 1A26, 5.500%, 04/25/34	154,777
16,402	Series 2004-4, Class APO, PO, 05/25/34	13,828
457,255	Series 2004-5, Class 2A2, 5.500%, 06/25/34	472,096
189,875	Series 2004-6, Class 2A5, PO, 07/25/34	154,369
55,176	Series 2004-6, Class APO, PO, 07/25/34	50,416
187,067	Series 2004-7, Class 1A19, PO, 08/25/34	147,448
192,571	Series 2004-J, Class 3A1, VAR, 3.231%, 11/25/34	191,043

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	BCAP LLC Trust,
183,464	Series 2011-RR5, Class 11A3, VAR, 0.365%, 05/28/36 (e)	168,091
77,899	Series 2011-RR5, Class 14A3, VAR, 2.883%, 07/26/36 (e) (i)	77,379
	Bear Stearns ARM Trust,
85,981	Series 2003-7, Class 3A, VAR, 2.730%, 10/25/33	86,594
146,851	Series 2005-5, Class A1, VAR, 2.240%, 08/25/35	147,500
440,269	Series 2006-1, Class A1, VAR, 2.370%, 02/25/36	428,541
	CHL Mortgage Pass-Through Trust,
181,567	Series 2003-26, Class 1A6, 3.500%, 08/25/33	181,393
29,417	Series 2003-J7, Class 4A3, IF, 9.509%, 08/25/18	30,926
96,616	Series 2004-7, Class 2A1, VAR, 2.976%, 06/25/34	94,892
58,032	Series 2004-HYB1, Class 2A, VAR, 2.829%, 05/20/34	56,827
81,652	Series 2004-HYB3, Class 2A, VAR, 2.808%, 06/20/34	75,566
117,626	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	120,864
38,446	Series 2004-J8, Class POA, PO, 11/25/19	34,664
335,672	Series 2005-16, Class A23, 5.500%, 09/25/35	335,925
404,779	Series 2005-22, Class 2A1, VAR, 2.999%, 11/25/35	342,243
87,954	Citicorp Mortgage Securities, Inc., Series 2004-5, Class 2A5, 4.500%, 08/25/34	90,827
	Citigroup Mortgage Loan Trust,
100,000	2.110%, 01/12/18	102,500
458,447	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	484,833
	Citigroup Mortgage Loan Trust, Inc.,
13,148	Series 2003-UP3, Class A3, 7.000%, 09/25/33	13,645
30,860	Series 2003-UST1, Class A1, 5.500%, 12/25/18	32,273
8,090	Series 2003-UST1, Class PO1, PO, 12/25/18	7,625
6,360	Series 2003-UST1, Class PO3, PO, 12/25/18	5,765
120,174	Series 2005-1, Class 2A1A, VAR, 2.834%, 04/25/35	88,219
11,588	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5P, PO, 08/25/19	10,455
	CSMC,
235,247	Series 2010-11R, Class A6, VAR, 1.203%, 06/28/47 (e)	222,273
142,549	Series 2011-7R, Class A1, VAR, 1.454%, 08/28/47 (e)	141,790
243,897	Series 2011-9R, Class A1, VAR, 2.204%, 03/27/46 (e)	245,239
321,817	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	298,816
	First Horizon Mortgage Pass-Through Trust,
295,903	Series 2004-AR7, Class 2A2, VAR, 2.557%, 02/25/35	294,662
200,615	Series 2005-AR1, Class 2A2, VAR, 2.661%, 04/25/35	200,167
	GMACM Mortgage Loan Trust,
179,495	Series 2003-AR1, Class A4, VAR, 3.392%, 10/19/33	184,224
172,058	Series 2004-J5, Class A7, 6.500%, 01/25/35	182,600
650,000	Series 2005-AR3, Class 3A4, VAR, 3.556%, 06/19/35	631,637
	GSR Mortgage Loan Trust,
327,621	Series 2004-6F, Class 1A2, 5.000%, 05/25/34	338,565
503,123	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	541,195
79,928	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	78,988
81,406	Impac Secured Assets Trust, Series 2006-1, Class 2A1, VAR, 0.554%, 05/25/36	80,350
1,610,748	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	251
174,856	JP Morgan Mortgage Trust, Series 2006- A2, Class 5A3, VAR, 2.900%, 11/25/33	178,003
106,262	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.671%, 04/21/34	110,236
	MASTR Alternative Loan Trust,
140,165	Series 2003-9, Class 8A1, 6.000%, 01/25/34	143,618
285,089	Series 2004-4, Class 10A1, 5.000%, 05/25/24	296,169
247,496	Series 2004-6, Class 7A1, 6.000%, 07/25/34	251,718

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
34,273	Series 2004-7, Class 30PO, PO, 08/25/34	25,797
182,817	Series 2004-8, Class 6A1, 5.500%, 09/25/19	192,123
148,156	Series 2004-10, Class 1A1, 4.500%, 09/25/19	151,499
	MASTR Asset Securitization Trust,
461,485	Series 2003-11, Class 9A6, 5.250%, 12/25/33	481,182
24,391	Series 2003-12, Class 15PO, PO, 12/25/18	22,867
56,459	Series 2004-6, Class 15PO, PO, 07/25/19	53,552
36,823	Series 2004-8, Class PO, PO, 08/25/19	33,302
108,390	Series 2004-10, Class 15PO, PO, 10/25/19	101,630
215,269	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	172,215
74,712	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.524%, 02/25/35	71,341
61,875	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	62,366
477,978	PHH Alternative Mortgage Trust, Series 2007-2, Class 2X, IO, 6.000%, 05/25/37	97,776
	RALI Trust,
68,753	Series 2002-QS8, Class A5, 6.250%, 06/25/17	70,374
980,837	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	1,012,851
19,774	Series 2003-QS3, Class A2, IF, 16.051%, 02/25/18	21,803
46,487	Series 2003-QS3, Class A8, IF, IO, 7.396%, 02/25/18	3,037
141,386	Series 2003-QS9, Class A3, IF, IO, 7.346%, 05/25/18	18,476
184,386	Series 2003-QS14, Class A1, 5.000%, 07/25/18	188,345
59,779	Series 2003-QS18, Class A1, 5.000%, 09/25/18	61,591
15,681	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	16,156
167,542	RFMSI Trust, Series 2005-SA4, Class 1A1, VAR, 3.145%, 09/25/35	138,512
6,004	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	6,395
	Salomon Brothers Mortgage Securities VII, Inc.,
108,569	Series 2003-HYB1, Class A, VAR, 3.097%, 09/25/33	110,048
5,054	Series 2003-UP2, Class PO1, PO, 12/25/18	4,567
	Springleaf Mortgage Loan Trust,
69,523	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	71,995
103,975	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	105,358
400,000	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.900%, 06/25/34	410,219
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
51,041	Series 2003-8, Class 1A2, 5.000%, 04/25/18	52,016
149,068	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	150,711
	WaMu Mortgage Pass-Through Certificates,
26,843	Series 2003-AR8, Class A, VAR, 2.457%, 08/25/33	27,586
131,807	Series 2003-AR9, Class 1A6, VAR, 2.427%, 09/25/33	134,410
64,647	Series 2003-S4, Class 3A, 5.500%, 06/25/33	67,160
9,427	Series 2003-S8, Class A4, 4.500%, 09/25/18	9,432
48,697	Series 2004-AR3, Class A2, VAR, 2.554%, 06/25/34	49,379
	Washington Mutual Mortgage Pass-Through Certificates WMALT,
1,714,335	Series 2005-2, Class 1A4, IF, IO, 4.846%, 04/25/35	306,090
529,738	Series 2005-2, Class 2A3, IF, IO, 4.796%, 04/25/35	86,302
459,017	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	125,152
419,562	Series 2005-4, Class CB7, 5.500%, 06/25/35	407,149
31,320	Series 2005-4, Class DP, PO, 06/25/20	29,994
155,921	Series 2005-6, Class 2A4, 5.500%, 08/25/35	146,685
	Wells Fargo Mortgage-Backed Securities Trust,
45,043	Series 2003-15, Class 1A1, 4.750%, 12/25/18	46,365

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
45,175	Series 2003-K, Class 1A1, VAR, 4.430%, 11/25/33	46,141
90,351	Series 2003-K, Class 1A2, VAR, 4.430%, 11/25/33	92,847
41,725	Series 2004-7, Class 2A2, 5.000%, 07/25/19	43,065
94,999	Series 2004-EE, Class 3A1, VAR, 3.045%, 12/25/34	98,425
253,811	Series 2004-P, Class 2A1, VAR, 2.616%, 09/25/34	255,940
146,859	Series 2005-AR8, Class 2A1, VAR, 2.740%, 06/25/35	150,129
100,293	Series 2005-AR16, Class 2A1, VAR, 2.710%, 02/25/34	99,939

		20,071,653

	Total Collateralized Mortgage Obligations (Cost $65,810,423)	71,904,443

Commercial Mortgage-Backed Securities — 2.0%
250,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 07/10/46	280,956
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
125,000	Series 2005-3, Class A4, 4.668%, 07/10/43	133,804
125,000	Series 2005-3, Class AM, 4.727%, 07/10/43	133,467
287,435	Series 2005-6, Class ASB, VAR, 5.188%, 09/10/47	293,473
100,000	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	100,060
	Bear Stearns Commercial Mortgage Securities Trust,
250,000	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	267,106
96,500	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	99,936
360,000	Series 2006-PW11, Class A4, VAR, 5.450%, 03/11/39	400,953
12,018,221	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.129%, 12/11/49 (e)	92,648
100,000	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	107,141
565,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class A4, VAR, 5.407%, 02/15/39	627,135
100,000	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	108,620
200,000	GS Mortgage Securities Corp. II Commercial Mortgage Pass-Through Certificates, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	208,885
122,000	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30	125,098
	JP Morgan Chase Commercial Mortgage Securities Corp.,
99,278	Series 2004-CB8, Class A4, 4.404%, 01/12/39 LB-UBS Commercial Mortgage Trust,	101,871
107,000	Series 2004-C2, Class A4, 4.367%, 03/15/36	109,832
75,000	Series 2005-C1, Class A4, 4.742%, 02/15/30	79,232
133,286	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	133,345
3,631,255	Morgan Stanley Capital I Trust, Series 2006-IQ12, Class X1, IO, VAR, 0.159%, 12/15/43 (e)	50,224
114,643	Morgan Stanley Re-REMIC Trust, Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	115,789
347,671	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.540%, 08/15/39	364,704
116,000	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	120,492
104,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	109,874
116,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	120,607
110,000	WFRBS Commercial Mortgage Trust,
	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	124,046

	Total Commercial Mortgage-Backed Securities (Cost $4,149,814)	4,409,298

Corporate Bonds — 16.0%
Consumer Discretionary — 1.3%
	Automobiles — 0.1%
150,000	Daimler Finance North America LLC, 1.875%, 01/11/18 (e)	151,162

	Household Durables — 0.0% (g)
50,000	Newell Rubbermaid, Inc., 4.700%, 08/15/20	55,478

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — 1.1%
	CBS Corp.,
21,000	5.750%, 04/15/20	24,726
100,000	7.875%, 07/30/30	132,215
125,000	Comcast Cable Communications LLC, 7.125%, 06/15/13	126,735
75,000	Comcast Cable Holdings LLC, 10.125%, 04/15/22	108,054
	Comcast Corp.,
87,000	4.250%, 01/15/33	87,576
50,000	5.900%, 03/15/16	57,208
50,000	6.450%, 03/15/37	63,426
30,000	6.500%, 01/15/17	35,857
35,000	6.500%, 11/15/35	44,575
	COX Communications, Inc.,
9,000	5.450%, 12/15/14	9,720
20,000	8.375%, 03/01/39 (e)	29,628
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
125,000	4.600%, 02/15/21	136,092
67,000	5.000%, 03/01/21	74,532
125,000	6.000%, 08/15/40	133,226
78,000	Discovery Communications LLC, 4.375%, 06/15/21	85,987
100,000	Historic TW, Inc., 9.150%, 02/01/23	145,496
75,000	NBCUniversal Media LLC, 5.950%, 04/01/41	90,445
	News America, Inc.,
50,000	6.650%, 11/15/37	61,768
50,000	7.250%, 05/18/18	63,184
150,000	7.300%, 04/30/28	189,733
84,000	Thomson Reuters Corp., (Canada), 3.950%, 09/30/21	90,603
	Time Warner Cable, Inc.,
50,000	6.550%, 05/01/37	57,693
50,000	6.750%, 07/01/18	61,529
50,000	7.300%, 07/01/38	62,198
70,000	8.250%, 02/14/14	74,463
	Time Warner Entertainment Co. LP,
50,000	8.375%, 03/15/23	68,359
25,000	8.375%, 07/15/33	34,559
	Time Warner, Inc.,
35,000	4.750%, 03/29/21	39,617
75,000	6.200%, 03/15/40	87,255
7,000	6.250%, 03/29/41	8,275
15,000	6.500%, 11/15/36	18,073
	Viacom, Inc.,
13,000	1.250%, 02/27/15	13,091
22,000	3.250%, 03/15/23	22,095
43,000	3.875%, 12/15/21	46,000
20,000	4.500%, 02/27/42	18,977

		2,402,970

	Multiline Retail — 0.0% (g)
9,000	Macy’s Retail Holdings, Inc., 5.125%, 01/15/42	9,392

	Specialty Retail — 0.1%
30,000	Gap, Inc. (The), 5.950%, 04/12/21	34,294
70,000	Home Depot, Inc. (The), 5.400%, 03/01/16	79,260
75,000	Lowe’s Cos., Inc., 7.110%, 05/15/37	101,045

		214,599

	Total Consumer Discretionary	2,833,601

Consumer Staples — 0.7%
	Beverages — 0.2%
125,000	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	164,264
95,000	Diageo Capital plc, (United Kingdom), 5.750%, 10/23/17	113,199
20,000	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	22,259
15,000	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	16,327
40,000	SABMiller plc, (United Kingdom), 5.700%, 01/15/14 (e)	41,583

		357,632

	Food & Staples Retailing — 0.1%
	CVS Caremark Corp.,
60,000	5.750%, 05/15/41	71,247
30,000	6.125%, 09/15/39	37,064
	Kroger Co. (The),
18,000	5.400%, 07/15/40	19,120
25,000	7.500%, 04/01/31	31,942
70,000	Wal-Mart Stores, Inc., 6.500%, 08/15/37	94,537

		253,910

	Food Products — 0.3%
25,000	Archer-Daniels-Midland Co., 5.935%, 10/01/32	30,321
	Bunge Ltd. Finance Corp.,
50,000	5.875%, 05/15/13	50,265
55,000	8.500%, 06/15/19	70,895
27,000	Bunge N.A. Finance LP, 5.900%, 04/01/17	30,617
10,000	ConAgra Foods, Inc., 2.100%, 03/15/18	10,172

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food Products — Continued
	Kellogg Co.,
13,000	1.750%, 05/17/17	13,258
22,000	3.125%, 05/17/22	22,789
	Kraft Foods Group, Inc.,
66,000	5.375%, 02/10/20	78,756
122,000	6.125%, 08/23/18	148,385
100,000	6.875%, 01/26/39	131,773
	Mondelez International, Inc.,
61,000	5.375%, 02/10/20	72,577
43,000	6.125%, 02/01/18	51,572

		711,380

	Personal Products — 0.1%
70,123	Procter & Gamble—ESOP, 9.360%, 01/01/21	92,744

	Total Consumer Staples	1,415,666

Energy — 1.0%
	Energy Equipment & Services — 0.1%
5,000	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	5,149
	Transocean, Inc., (Cayman Islands),
18,000	6.375%, 12/15/21	20,957
75,000	6.500%, 11/15/20	86,675
14,000	7.350%, 12/15/41	16,902

		129,683

	Oil, Gas & Consumable Fuels — 0.9%
50,000	Apache Corp., 6.900%, 09/15/18	62,870
150,000	BP Capital Markets plc, (United Kingdom), 4.742%, 03/11/21	173,855
100,000	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	119,359
	Cenovus Energy, Inc., (Canada),
13,000	3.000%, 08/15/22	13,012
31,000	4.450%, 09/15/42	30,351
	ConocoPhillips,
25,000	5.750%, 02/01/19	30,587
120,000	6.000%, 01/15/20	150,138
75,000	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	87,143
	Devon Energy Corp.,
47,000	3.250%, 05/15/22	47,076
21,000	4.750%, 05/15/42	20,513
15,000	EOG Resources, Inc., 2.625%, 03/15/23	14,813
50,000	Kerr-McGee Corp., 7.875%, 09/15/31	65,530
150,000	Marathon Oil Corp., 6.000%, 10/01/17	178,117
	Petrobras International Finance Co.-Pifco, (Cayman Islands),
45,000	5.375%, 01/27/21	48,555
25,000	7.875%, 03/15/19	30,416
60,000	Petro-Canada, (Canada), 6.800%, 05/15/38	78,244
	Shell International Finance B.V., (Netherlands),
42,000	1.125%, 08/21/17	42,161
60,000	6.375%, 12/15/38	82,867
	Spectra Energy Capital LLC,
47,000	3.300%, 03/15/23	47,159
45,000	7.500%, 09/15/38	60,217
50,000	8.000%, 10/01/19	65,951
50,000	Statoil ASA, (Norway), 3.125%, 08/17/17	54,210
45,000	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	59,393
	Talisman Energy, Inc., (Canada),
45,000	5.500%, 05/15/42	46,804
5,000	5.850%, 02/01/37	5,412
10,000	6.250%, 02/01/38	11,299
40,000	7.750%, 06/01/19	50,703
28,000	Total Capital International S.A., (France), 1.550%, 06/28/17	28,456
150,000	Total Capital S.A., (France), 2.300%, 03/15/16	156,484
	TransCanada PipeLines Ltd., (Canada),
50,000	4.000%, 06/15/13	50,348
50,000	6.500%, 08/15/18	62,245
50,000	7.125%, 01/15/19	63,629

		2,037,917

	Total Energy	2,167,600

Financials — 8.2%
	Capital Markets — 2.0%
	Bank of New York Mellon Corp. (The),
75,000	2.950%, 06/18/15	78,817
55,000	4.600%, 01/15/20	63,540
	BlackRock, Inc.,
80,000	3.500%, 12/10/14	84,016
130,000	5.000%, 12/10/19	154,245
65,000	6.250%, 09/15/17	79,072
100,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	115,912
50,000	Credit Suisse USA, Inc., 4.875%, 01/15/15	53,650
75,000	Goldman Sachs Group, Inc. (The), 3.625%, 02/07/16	79,649

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
20,000	3.700%, 08/01/15	21,136
375,000	4.750%, 07/15/13	379,499
150,000	5.150%, 01/15/14	155,253
23,000	5.250%, 07/27/21	26,061
156,000	5.375%, 03/15/20	177,731
100,000	5.500%, 11/15/14	107,087
150,000	5.950%, 01/18/18	174,885
75,000	5.950%, 01/15/27	83,706
100,000	6.250%, 09/01/17	117,464
80,000	6.750%, 10/01/37	89,647
125,000	7.500%, 02/15/19	156,383
	Jefferies Group LLC,
55,000	3.875%, 11/09/15	57,475
110,000	6.450%, 06/08/27	121,550
100,000	8.500%, 07/15/19	124,491
50,000	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	53,570
	Merrill Lynch & Co., Inc.,
120,000	5.450%, 07/15/14	126,575
274,000	6.150%, 04/25/13	274,992
135,000	6.400%, 08/28/17	158,448
90,000	6.875%, 04/25/18	108,632
	Morgan Stanley,
100,000	4.200%, 11/20/14	104,669
100,000	4.750%, 04/01/14	103,384
35,000	5.500%, 07/28/21	40,124
200,000	5.625%, 09/23/19	229,976
130,000	6.250%, 08/28/17	151,292
65,000	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	77,774
	UBS AG, (Switzerland),
250,000	3.875%, 01/15/15	263,922
100,000	5.750%, 04/25/18	118,466

		4,313,093

	Commercial Banks — 2.1%
	Bank of Nova Scotia, (Canada),
100,000	2.550%, 01/12/17	104,759
82,000	3.400%, 01/22/15	85,995
	Barclays Bank plc, (United Kingdom),
106,000	2.750%, 02/23/15	109,470
100,000	5.200%, 07/10/14	105,419
150,000	6.050%, 12/04/17 (e)	167,192
	BB&T Corp.,
50,000	3.375%, 09/25/13	50,728
100,000	3.950%, 04/29/16	108,890
50,000	4.900%, 06/30/17	56,312
50,000	5.700%, 04/30/14	52,781
200,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., (Netherlands), 3.200%, 03/11/15 (e)	208,838
150,000	Credit Suisse, (Switzerland), 5.500%, 05/01/14	157,807
350,000	Glitnir Banki HF, (Iceland), 0.000%, 10/15/08 (d) (e) (i)	101,938
	HSBC Bank plc, (United Kingdom),
100,000	3.500%, 06/28/15 (e)	105,793
111,000	4.125%, 08/12/20 (e)	122,041
100,000	KeyCorp, 6.500%, 05/14/13	100,666
223,000	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	246,096
	National Australia Bank Ltd., (Australia),
200,000	2.750%, 09/28/15 (e)	209,046
100,000	3.750%, 03/02/15 (e)	105,663
100,000	Nordea Bank AB, (Sweden), 1.750%, 10/04/13 (e)	100,625
	PNC Funding Corp.,
150,000	5.125%, 02/08/20	175,570
25,000	5.250%, 11/15/15	27,671
25,000	5.625%, 02/01/17	28,556
25,000	6.700%, 06/10/19	31,547
72,000	Toronto-Dominion Bank (The), (Canada), 2.500%, 07/14/16	75,467
	U.S. Bancorp,
90,000	2.450%, 07/27/15	93,833
100,000	7.500%, 06/01/26	139,829
	Wachovia Bank N.A.,
250,000	6.000%, 11/15/17	298,452
250,000	6.600%, 01/15/38	331,097
250,000	VAR, 0.610%, 03/15/16	246,982
	Wachovia Corp.,
250,000	5.500%, 05/01/13	251,025
50,000	5.750%, 02/01/18	59,513
200,000	Wells Fargo & Co., SUB, 3.676%, 06/15/16	216,263
	Westpac Banking Corp., (Australia),
65,000	4.200%, 02/27/15	69,355
121,000	4.875%, 11/19/19	141,467

		4,486,686

	Consumer Finance — 1.0%
50,000	American Express Co., 7.000%, 03/19/18	62,435

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Finance — Continued
50,000	American Express Credit Corp., 7.300%, 08/20/13	51,280
200,000	American Honda Finance Corp., 1.600%, 02/16/18 (e)	202,395
	Capital One Financial Corp.,
100,000	6.750%, 09/15/17	120,814
185,000	7.375%, 05/23/14	198,592
	Caterpillar Financial Services Corp.,
80,000	5.450%, 04/15/18	95,329
100,000	6.200%, 09/30/13	102,791
100,000	7.050%, 10/01/18	128,344
50,000	7.150%, 02/15/19	64,651
200,000	Ford Motor Credit Co. LLC, 3.984%, 06/15/16	211,891
	HSBC Finance Corp.,
13,000	4.750%, 07/15/13	13,156
150,000	5.000%, 06/30/15	162,164
150,000	5.250%, 01/15/14	155,306
50,000	7.350%, 11/27/32	62,204
100,000	VAR, 0.554%, 01/15/14	99,887
100,000	HSBC USA, Inc., 1.625%, 01/16/18	99,907
	John Deere Capital Corp.,
39,000	1.200%, 10/10/17	39,077
42,000	3.150%, 10/15/21	44,288
20,000	4.500%, 04/03/13	20,006
	Toyota Motor Credit Corp.,
80,000	1.000%, 02/17/15	80,675
100,000	2.000%, 09/15/16	103,541
87,000	3.200%, 06/17/15	91,858

		2,210,591

	Diversified Financial Services — 1.8%
	Bank of America Corp.,
50,000	2.000%, 01/11/18	49,762
295,000	5.650%, 05/01/18	341,258
245,000	5.750%, 12/01/17	283,382
50,000	6.500%, 08/01/16	57,584
200,000	7.375%, 05/15/14	214,036
25,000	7.625%, 06/01/19	31,757
	Citigroup, Inc.,
100,000	1.250%, 01/15/16	99,880
60,000	2.250%, 08/07/15	61,415
22,000	4.500%, 01/14/22	24,460
150,000	4.700%, 05/29/15	160,485
62,000	4.750%, 05/19/15	66,506
300,000	5.000%, 09/15/14	315,009
36,000	5.375%, 08/09/20	42,147
5,000	6.000%, 08/15/17	5,838
150,000	6.010%, 01/15/15	162,424
55,000	6.500%, 08/19/13	56,235
100,000	8.125%, 07/15/39	146,582
45,000	8.500%, 05/22/19	59,951
	CME Group, Inc.,
30,000	5.400%, 08/01/13	30,480
70,000	5.750%, 02/15/14	73,031
	General Electric Capital Corp.,
200,000	4.750%, 09/15/14	211,647
190,000	5.500%, 01/08/20	225,144
400,000	5.625%, 05/01/18	473,388
100,000	5.875%, 01/14/38	116,598
115,000	5.900%, 05/13/14	121,850
200,000	6.750%, 03/15/32	254,579
100,000	MassMutual Global Funding II, 3.125%, 04/14/16 (e)	106,315
50,000	National Rural Utilities Cooperative
	Finance Corp., 10.375%, 11/01/18	72,971

		3,864,714

	Insurance — 0.9%
35,000	ACE INA Holdings, Inc., 5.600%, 05/15/15	38,561
	Aflac, Inc.,
25,000	6.450%, 08/15/40	31,380
20,000	8.500%, 05/15/19	27,030
60,000	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	60,226
130,000	American International Group, Inc., 4.250%, 05/15/13	130,576
	Aon Corp.,
40,000	3.125%, 05/27/16	42,240
23,000	3.500%, 09/30/15	24,326
18,000	6.250%, 09/30/40	23,008
	Berkshire Hathaway Finance Corp.,
33,000	2.450%, 12/15/15	34,618
50,000	5.400%, 05/15/18	59,746
100,000	5.750%, 01/15/40	118,984
75,000	CNA Financial Corp., 5.875%, 08/15/20	88,291
25,000	Liberty Mutual Group, Inc., 4.950%, 05/01/22 (e)	27,413
20,000	Lincoln National Corp., 4.850%, 06/24/21	22,556

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
	Metropolitan Life Global Funding I,
100,000	1.700%, 06/29/15 (e)	102,114
175,000	3.650%, 06/14/18 (e)	191,857
100,000	5.200%, 09/18/13 (e)	102,191
75,000	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	108,565
250,000	New York Life Global Funding, 5.375%, 09/15/13 (e)	255,550
100,000	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	106,075
	Principal Life Income Funding Trusts,
35,000	5.100%, 04/15/14	36,678
80,000	5.300%, 04/24/13	80,244
150,000	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	206,483
25,000	Travelers Cos., Inc. (The), 5.800%, 05/15/18	30,544

		1,949,256

	Real Estate Investment Trusts (REITs) — 0.3%
	CommonWealth REIT,
75,000	5.875%, 09/15/20	82,165
100,000	6.650%, 01/15/18	114,681
92,000	HCP, Inc., 5.375%, 02/01/21	106,868
	Simon Property Group LP,
8,000	4.200%, 02/01/15	8,439
20,000	4.375%, 03/01/21	22,494
50,000	5.625%, 08/15/14	53,389
50,000	5.650%, 02/01/20	60,319
45,000	6.100%, 05/01/16	51,419
30,000	6.750%, 05/15/14	31,556
102,000	WEA Finance LLC/WT Finance Aust Pty Ltd., 6.750%, 09/02/19 (e)	126,142

		657,472

	Thrifts & Mortgage Finance — 0.1%
75,000	Countrywide Financial Corp., 6.250%, 05/15/16	83,537
250,000	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	251,388

		334,925

	Total Financials	17,816,737

	Health Care — 0.3%
	Biotechnology — 0.1%
	Amgen, Inc.,
25,000	4.500%, 03/15/20	28,397
100,000	5.150%, 11/15/41	107,302
40,000	5.700%, 02/01/19	47,968
82,000	5.750%, 03/15/40	94,664
49,000	Celgene Corp., 3.250%, 08/15/22	49,556

		327,887

	Health Care Equipment & Supplies — 0.0% (g)
10,000	Baxter International, Inc., 4.000%, 03/01/14	10,318

	Health Care Providers & Services — 0.1%
30,000	Medco Health Solutions, Inc., 2.750%, 09/15/15	31,278
50,000	UnitedHealth Group, Inc., 6.625%, 11/15/37	65,176
	WellPoint, Inc.,
18,000	3.300%, 01/15/23	18,240
18,000	4.650%, 01/15/43	17,995
13,000	5.875%, 06/15/17	15,304
9,000	7.000%, 02/15/19	11,255

		159,248

	Pharmaceuticals — 0.1%
	AbbVie, Inc.,
45,000	1.750%, 11/06/17 (e)	45,547
22,000	2.900%, 11/06/22 (e)	22,020
35,000	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	36,956
50,000	GlaxoSmithKline Capital, Inc., 4.375%, 04/15/14	52,050
80,000	Novartis Capital Corp., 4.125%, 02/10/14	82,456
	Zoetis, Inc.,
14,000	1.875%, 02/01/18 (e)	14,090
9,000	4.700%, 02/01/43 (e)	9,188

		262,307

	Total Health Care	759,760

Industrials — 0.8%
	Aerospace & Defense — 0.1%
51,000	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	59,053
	Lockheed Martin Corp.,
33,000	2.125%, 09/15/16	34,274
30,000	4.850%, 09/15/41	31,037
100,000	United Technologies Corp., 6.125%, 02/01/19	124,733

		249,097

	Airlines — 0.1%
28,855	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	31,452

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Airlines — Continued
32,905	American Airlines 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	34,221
47,813	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	51,997

		117,670

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
35,000	3.500%, 07/15/22 (e)	34,891
17,000	4.125%, 06/15/23 (e)	17,640
28,000	4.875%, 07/15/42 (e)	26,597
21,000	Republic Services, Inc., 3.550%, 06/01/22	21,954
43,000	Waste Management, Inc., 4.750%, 06/30/20	48,825

		149,907

	Construction & Engineering — 0.0% (g)
23,000	ABB Finance USA, Inc., 2.875%, 05/08/22	23,343
44,000	Fluor Corp., 3.375%, 09/15/21	46,541

		69,884

	Industrial Conglomerates — 0.1%
44,000	Danaher Corp., 3.900%, 06/23/21	49,071
65,000	General Electric Co., 5.250%, 12/06/17	76,140
22,000	Koninklijke Philips Electronics N.V., (Netherlands), 5.750%, 03/11/18	26,232

		151,443

	Machinery — 0.0% (g)
80,000	Illinois Tool Works, Inc., 3.900%, 09/01/42	77,145
25,000	Parker Hannifin Corp., 5.500%, 05/15/18	29,819

		106,964

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
50,000	3.000%, 03/15/23	50,383
25,000	3.600%, 09/01/20	27,009
25,000	4.375%, 09/01/42	24,815
75,000	5.400%, 06/01/41	85,319
100,000	5.650%, 05/01/17	117,199
85,000	5.750%, 05/01/40	101,833
	CSX Corp.,
33,000	4.250%, 06/01/21	37,111
50,000	5.500%, 04/15/41	57,307
25,000	7.375%, 02/01/19	31,874
	ERAC USA Finance LLC,
45,000	4.500%, 08/16/21 (e)	49,580
12,000	5.625%, 03/15/42 (e)	13,378
	Norfolk Southern Corp.,
70,000	3.950%, 10/01/42	66,376
78,000	6.000%, 05/23/11 †	95,353
27,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	27,532
35,000	Ryder System, Inc., 3.600%, 03/01/16	36,673
35,000	United Parcel Service of America, Inc., 8.375%, 04/01/20	48,531

		870,273

	Total Industrials	1,715,238

Information Technology — 0.7%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
80,000	5.500%, 02/22/16	90,917
75,000	5.900%, 02/15/39	93,891

		184,808

	Computers & Peripherals — 0.2%
25,000	Dell, Inc., 7.100%, 04/15/28	26,157
	Hewlett-Packard Co.,
83,000	2.600%, 09/15/17	83,644
50,000	4.300%, 06/01/21	50,758
39,000	4.650%, 12/09/21	40,439
75,000	4.750%, 06/02/14	78,339
200,000	6.000%, 09/15/41	203,567

		482,904

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
13,000	3.000%, 03/01/18	13,115
25,000	3.375%, 11/01/15	25,958
8,000	4.500%, 03/01/23	8,069
25,000	6.000%, 04/01/20	28,010
7,000	7.500%, 01/15/27	8,501

		83,653

	IT Services — 0.1%
50,000	HP Enterprise Services LLC, 7.450%, 10/15/29	58,402
	International Business Machines Corp.,
169,000	4.000%, 06/20/42	169,573
50,000	6.220%, 08/01/27	66,838

		294,813

	Office Electronics — 0.1%
	Xerox Corp.,
17,000	4.500%, 05/15/21	18,180

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Office Electronics — Continued
35,000	5.625%, 12/15/19	40,001
50,000	6.750%, 02/01/17	57,699

		115,880

	Semiconductors & Semiconductor Equipment — 0.1%
110,000	National Semiconductor Corp., 6.600%, 06/15/17	133,475

	Software — 0.1%
75,000	Microsoft Corp., 1.625%, 09/25/15	77,082
	Oracle Corp.,
50,000	5.250%, 01/15/16	56,239
50,000	5.750%, 04/15/18	60,332
100,000	6.500%, 04/15/38	133,524

		327,177

	Total Information Technology	1,622,710

Materials — 0.4%
	Chemicals — 0.3%
30,000	Dow Chemical Co. (The), 7.375%, 11/01/29	39,874
	E.I. du Pont de Nemours & Co.,
58,000	1.950%, 01/15/16	59,955
25,000	4.900%, 01/15/41	28,478
	Mosaic Co. (The),
24,000	3.750%, 11/15/21	25,266
8,000	4.875%, 11/15/41	8,453
	PPG Industries, Inc.,
14,000	5.500%, 11/15/40	15,887
50,000	9.000%, 05/01/21	69,377
90,000	Praxair, Inc., 5.250%, 11/15/14	96,881
	Union Carbide Corp.,
100,000	7.500%, 06/01/25	124,552
80,000	7.750%, 10/01/96	93,455

		562,178

	Construction Materials — 0.0% (g)
18,000	CRH America, Inc., 6.000%, 09/30/16	20,479

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
40,000	5.400%, 03/29/17	46,346
80,000	6.500%, 04/01/19	101,197
	Rio Tinto Finance USA Ltd., (Australia),
12,000	3.500%, 11/02/20	12,646
60,000	8.950%, 05/01/14	65,274
29,000	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	29,258

		254,721

	Total Materials	837,378

Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.1%
	AT&T, Inc.,
10,000	4.300%, 12/15/42 (e)	9,317
205,000	5.350%, 09/01/40	219,468
100,000	5.500%, 02/01/18	117,564
70,000	5.600%, 05/15/18	83,115
70,000	5.800%, 02/15/19	84,417
45,000	6.300%, 01/15/38	53,980
145,000	BellSouth Corp., 5.200%, 09/15/14	154,449
143,334	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	149,955
50,000	Centel Capital Corp., 9.000%, 10/15/19	61,958
	CenturyLink, Inc.,
90,000	6.450%, 06/15/21	95,400
60,000	7.600%, 09/15/39	58,200
70,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.750%, 06/15/30	99,121
35,000	France Telecom S.A., (France), 2.750%, 09/14/16	36,580
200,000	GTE Corp., 6.840%, 04/15/18	247,156
125,000	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	132,723
	Telecom Italia Capital S.A., (Luxembourg),
50,000	4.950%, 09/30/14	51,786
130,000	5.250%, 11/15/13	132,709
	Telefonica Emisiones S.A.U., (Spain),
19,000	5.462%, 02/16/21	20,448
25,000	5.877%, 07/15/19	27,502
90,000	Verizon Communications, Inc., 6.400%, 02/15/38	108,249
200,000	Verizon Global Funding Corp., 7.750%, 12/01/30	273,221
150,000	Verizon Maryland, Inc., 7.150%, 05/01/23	150,599
100,000	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	133,620

		2,501,537

	Wireless Telecommunication Services — 0.2%
40,000	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	41,732
	Rogers Communications, Inc., (Canada),
70,000	6.375%, 03/01/14	73,593

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Wireless Telecommunication Services — Continued
50,000	6.800%, 08/15/18	62,894
	Vodafone Group plc, (United Kingdom),
50,000	1.500%, 02/19/18	49,871
50,000	1.625%, 03/20/17	50,500
50,000	5.000%, 09/15/15	54,961

		333,551

	Total Telecommunication Services	2,835,088

Utilities — 1.3%
	Electric Utilities — 0.9%
62,000	Alabama Power Co., 6.125%, 05/15/38	80,065
9,000	Arizona Public Service Co., 4.500%, 04/01/42	9,450
	Carolina Power & Light Co.,
100,000	5.125%, 09/15/13	102,144
25,000	5.300%, 01/15/19	30,067
	Duke Energy Carolinas LLC,
39,000	4.300%, 06/15/20	44,819
75,000	5.100%, 04/15/18	88,822
60,000	Duke Energy Indiana, Inc., 6.350%, 08/15/38	77,991
	Florida Power & Light Co.,
55,000	5.950%, 10/01/33	71,454
30,000	5.950%, 02/01/38	38,983
25,000	Georgia Power Co., 5.950%, 02/01/39	31,486
18,000	Great Plains Energy, Inc., 4.850%, 06/01/21	20,105
	Kansas City Power & Light Co.,
24,000	3.150%, 03/15/23	24,330
50,000	5.300%, 10/01/41	55,272
40,000	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	46,361
25,000	Northern States Power Co., 6.250%, 06/01/36	33,533
40,000	Ohio Power Co., 6.050%, 05/01/18	48,095
	Oncor Electric Delivery Co. LLC,
30,000	6.800%, 09/01/18	37,341
25,000	7.000%, 09/01/22	32,527
	Pacific Gas & Electric Co.,
24,000	4.500%, 12/15/41	25,070
75,000	5.625%, 11/30/17	89,596
100,000	6.050%, 03/01/34	125,091
75,000	Potomac Electric Power Co., 6.500%, 11/15/37	102,732
35,000	Progress Energy, Inc., 4.400%, 01/15/21	39,153
18,000	Public Service Co. of Colorado, 3.200%, 11/15/20	19,441
175,000	Public Service Co. of Oklahoma, 6.625%, 11/15/37	230,625
	Public Service Electric & Gas Co.,
28,000	5.375%, 11/01/39	34,264
25,000	6.330%, 11/01/13	25,826
50,000	Southwestern Public Service Co., 8.750%, 12/01/18	67,008
	Virginia Electric and Power Co.,
50,000	5.400%, 04/30/18	60,022
70,000	5.950%, 09/15/17	84,349
70,000	6.350%, 11/30/37	94,555
20,000	Xcel Energy, Inc., 6.500%, 07/01/36	26,675

		1,897,252

	Gas Utilities — 0.2%
	AGL Capital Corp.,
37,000	3.500%, 09/15/21	39,788
30,000	4.450%, 04/15/13	30,045
96,000	5.875%, 03/15/41	121,003
22,000	Boston Gas Co., 4.487%, 02/15/42 (e)	23,012
25,000	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	29,724
100,000	NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	106,500

		350,072

	Independent Power Producers & Energy Traders — 0.1%
	Exelon Generation Co. LLC,
78,000	4.000%, 10/01/20	82,347
29,000	5.750%, 10/01/41	31,909
37,000	PSEG Power LLC, 5.125%, 04/15/20	42,055

		156,311

	Multi-Utilities — 0.1%
38,000	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	48,056
	Sempra Energy,
100,000	6.500%, 06/01/16	116,546
40,000	8.900%, 11/15/13	41,996

		206,598

	Water Utilities — 0.0% (g)
100,000	American Water Capital Corp., 6.085%, 10/15/17	119,415

	Total Utilities	2,729,648

	Total Corporate Bonds (Cost $31,699,292)	34,733,426

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — 0.2%
	Province of Ontario, (Canada),
75,000	2.700%, 06/16/15	78,583
200,000	2.950%, 02/05/15	209,125
100,000	United Mexican States, (Mexico), 6.625%, 03/03/15	110,750

	Total Foreign Government Securities (Cost $375,530)	398,458

Mortgage Pass-Through Securities — 7.6%
	Federal Home Loan Mortgage Corp.,
77,083	ARM, 2.262%, 01/01/27	82,425
21,932	ARM, 2.328%, 04/01/30	23,482
123,831	ARM, 2.518%, 03/01/35	131,450
138,909	ARM, 2.858%, 04/01/34	146,405
40,921	ARM, 5.978%, 01/01/37	44,071
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
26,865	4.500%, 08/01/18	28,590
19,030	5.000%, 12/01/13 - 04/01/14	19,652
4,056	5.500%, 03/01/14	4,316
1,815	6.000%, 04/01/14	1,832
140,008	6.500%, 06/01/14 - 02/01/19	149,260
962	7.000%, 01/01/17	965
1,233	8.500%, 11/01/15	1,238
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
32,954	6.000%, 12/01/22	35,980
67,843	6.500%, 11/01/22	75,589
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
123,652	5.500%, 10/01/33	137,143
243,808	6.000%, 04/01/26 - 02/01/39	267,476
316,217	6.500%, 11/01/25 - 11/01/34	359,133
103,864	7.000%, 04/01/35	122,263
6,492	8.500%, 07/01/28	7,952
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
1,976,081	3.500%, 04/01/33 - 06/01/42	2,114,314
491,306	4.000%, 06/01/42	538,881
122,884	7.000%, 07/01/29	140,414
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
25,884	10.000%, 01/01/20 - 09/01/20	28,614
670	12.000%, 07/01/19	720
	Federal National Mortgage Association,
500,000	ARM, 0.555%, 01/01/23	500,595
498,501	ARM, 0.650%, 01/01/23	498,965
1,864	ARM, 1.904%, 03/01/19	1,895
450,571	ARM, 2.116%, 01/01/35	478,766
100,873	ARM, 2.277%, 07/01/33	106,275
136,424	ARM, 2.294%, 08/01/34	144,965
35,143	ARM, 2.416%, 04/01/34	37,397
99,069	ARM, 2.423%, 04/01/33	105,476
90,731	ARM, 2.622%, 01/01/34	96,546
142,798	ARM, 2.682%, 10/01/34	152,321
92,979	ARM, 2.703%, 05/01/35	98,128
5,276	ARM, 3.807%, 03/01/29	5,641
	Federal National Mortgage Association, 15 Year, Single Family,
116,647	3.500%, 09/01/18 - 05/01/19	123,699
19,846	4.000%, 07/01/18	21,290
140,333	4.500%, 03/01/23 - 05/01/23	151,028
19,397	5.000%, 06/01/18	20,831
89,142	5.500%, 04/01/22	97,610
160,335	6.000%, 04/01/13 - 09/01/22	173,037
50,859	6.500%, 05/01/13 - 08/01/20	55,660
4,919	8.000%, 01/01/16	5,096
	Federal National Mortgage Association, 20 Year, Single Family,
68,964	4.500%, 01/01/25	75,521
403,445	5.000%, 11/01/23	443,394
117,106	6.500%, 03/01/19 - 12/01/22	130,221
	Federal National Mortgage Association, 30 Year, FHA/VA,
37,192	8.500%, 10/01/26 - 06/01/30	40,330
76,410	9.000%, 04/01/25	89,501
	Federal National Mortgage Association, 30 Year, Single Family,
235,570	3.000%, 09/01/31	245,219
111,111	4.500%, 04/01/38 - 05/01/39	119,730
178,470	5.000%, 09/01/35	193,799
72,538	5.500%, 01/01/38 - 06/01/38	79,120
144,606	6.000%, 01/01/29 - 03/01/33	161,550
547,708	6.500%, 09/01/25 - 11/01/36	620,011
4,048	7.000%, 08/01/32	4,665
43,586	7.500%, 03/01/30 - 08/01/30	47,430
125,032	8.000%, 03/01/27 - 11/01/28	151,635
	Federal National Mortgage Association, Other,
500,000	04/01/63	495,996
1,000,000	2.010%, 06/01/20	1,009,060
298,822	2.184%, 12/01/22	300,420
1,000,000	2.240%, 12/01/22 - 02/01/23	1,010,432

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
500,000	2.286%, 11/01/22	502,720
500,000	2.500%, 04/01/23	499,220
488,839	4.000%, 07/01/42	533,385
481,454	4.130%, 07/01/20	543,928
240,945	5.500%, 09/01/33 - 04/01/38	261,351
110,132	6.000%, 09/01/28	121,824
187,955	6.500%, 10/01/35	217,493
	Government National Mortgage Association II, 30 Year, Single Family,
4,077	7.500%, 12/20/26	5,080
80,743	8.000%, 11/20/26 - 01/20/27	102,418
2,593	8.500%, 05/20/25	3,052
	Government National Mortgage Association II, Other,
541,397	VAR, 2.250%, 07/20/34 - 09/20/34	564,621
7,653	Government National Mortgage
	Association, 15 Year, Single Family, 8.000%, 01/15/16	7,954
	Government National Mortgage Association, 30 Year, Single Family,
154,521	6.000%, 05/15/37 - 10/15/38	174,118
146,515	6.500%, 03/15/28 - 12/15/38	167,414
36,508	7.000%, 12/15/25 - 06/15/33	43,438
20,746	7.500%, 05/15/23 - 09/15/28	23,135
20,792	8.000%, 09/15/22 - 10/15/27	24,065
5,934	9.000%, 11/15/24	6,486
185,435	9.500%, 10/15/24	212,686

	Total Mortgage Pass-Through Securities (Cost $15,851,098)	16,569,808

Municipal Bonds — 0.2%
	Illinois — 0.1%
160,000	State of Illinois, Taxable Pension, Series 2003, GO, 5.100%, 06/01/33	158,067

	New York — 0.1%
30,000	New York State Dormitory Authority, State Personal Income Tax, Series D, Rev., 5.600%, 03/15/40	37,586
130,000	Port Authority of New York & New Jersey, Taxable Consolidated 164th, Rev., 5.647%, 11/01/40	160,311

		197,897

	Ohio — 0.0% (g)
98,000	Ohio State University (The), Series A, Rev., 4.800%, 06/01/11 †	104,445

	Total Municipal Bonds (Cost $416,199)	460,409

Supranational — 0.0% (g)
50,000	Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $49,996)	50,245

U.S. Government Agency Securities — 13.0%
	Federal Home Loan Mortgage Corp.,
30,000	4.875%, 06/13/18	35,915
125,000	5.125%, 10/18/16	145,210
3,000,000	Federal National Mortgage Association, Zero Coupon, 10/09/19	2,658,642
195,000	2.750%, 03/13/14	199,773
150,000	5.000%, 02/13/17	175,213
	Federal National Mortgage Association STRIPS,
6,000,000	Zero Coupon, 09/23/20	5,175,348
630,000	Zero Coupon, 03/23/28	372,867
	Financing Corp. Fico STRIPS,
2,000,000	Zero Coupon, 11/02/18	1,845,962
8,000,000	Zero Coupon, 12/06/18	7,357,144
100,000	Zero Coupon, 09/26/19	90,215
4,100,000	Residual Funding Corp. STRIPS, Zero Coupon, 07/15/20	3,647,135
2,000,000	Resolution Funding Corp. STRIPS, Zero Coupon, 01/15/20	1,805,936
33,000	Tennessee Valley Authority, 4.625%, 09/15/60	37,523
5,000,000	Tennessee Valley Authority STRIPS, Zero Coupon, 07/15/16	4,852,220

	Total U.S. Government Agency Securities (Cost $21,769,437)	28,399,103

U.S. Treasury Obligations — 24.1%
	U.S. Treasury Bonds,
415,000	4.375%, 02/15/38	518,815
150,000	4.500%, 02/15/36	190,523
75,000	4.500%, 05/15/38	95,531
100,000	4.750%, 02/15/37	131,641
330,000	5.000%, 05/15/37	449,367
50,000	5.375%, 02/15/31	69,555
200,000	6.125%, 11/15/27	291,906
50,000	6.250%, 05/15/30	75,508
10,000	6.375%, 08/15/27	14,881
150,000	6.750%, 08/15/26	227,836
80,000	7.250%, 08/15/22	118,825
250,000	8.000%, 11/15/21	380,938
600,000	U.S. Treasury Bonds STRIPS, 11/15/14	597,575

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
1,750,000	02/15/15	1,741,302
500,000	05/15/15	496,874
180,000	08/15/15	178,675
4,715,000	11/15/15	4,672,240
3,300,000	02/15/16 (m)	3,264,426
1,615,000	05/15/16	1,594,094
1,925,000	08/15/16	1,894,269
3,050,000	11/15/16	2,991,342
825,000	02/15/17	806,584
3,625,000	08/15/17	3,518,856
2,900,000	11/15/17 (m)	2,803,450
150,000	02/15/18	144,365
280,000	02/15/19	263,924
100,000	05/15/19	93,667
400,000	08/15/19	372,333
250,000	02/15/20	229,333
2,653,000	05/15/20	2,414,405
10,000,000	05/15/20	9,115,170
350,000	08/15/20	316,056
65,000	11/15/20	58,193
35,000	02/15/21	31,013
750,000	05/15/21	659,335
100,000	08/15/21	87,067
725,000	11/15/21	624,716
100,000	02/15/22	85,334
10,000	11/15/24	7,632
100,000	05/15/26	71,545
23,000	08/15/26	16,269
250,000	11/15/26	174,940
600,000	02/15/27	415,491
175,000	05/15/27	119,883
100,000	08/15/27	67,725
500,000	11/15/27	335,127
27,000	02/15/28	17,905
50,000	08/15/28	32,471
100,000	11/15/28	64,239
250,000	08/15/29	155,720
100,000	11/15/29	61,632
725,000	02/15/30	442,120
50,000	08/15/30	29,896
50,000	11/15/30	29,583
175,000	05/15/31	101,393
100,000	02/15/32	56,189
100,000	05/15/32	55,662
400,000	11/15/32	217,955
325,000	05/15/33	173,663
100,000	08/15/33	52,867
350,000	11/15/33	183,126
225,000	02/15/34	116,516
100,000	05/15/34	51,229
50,000	11/15/34	25,116
150,000	02/15/35	74,605
250,000	05/15/35	122,992
	U.S. Treasury Inflation Indexed Bonds,
100,000	2.500%, 01/15/29	149,825
300,000	3.625%, 04/15/28	666,725
	U.S. Treasury Inflation Indexed Notes,
500,000	0.500%, 04/15/15	558,120
200,000	0.625%, 04/15/13	218,151
170,000	1.375%, 07/15/18	212,630
	U.S. Treasury Notes,
125,000	1.375%, 11/30/18	128,164
400,000	1.375%, 12/31/18	409,812
400,000	1.500%, 08/31/18	413,531
1,000,000	1.750%, 01/31/14	1,013,281
150,000	1.750%, 10/31/18	156,996
400,000	2.250%, 07/31/18	429,438
100,000	2.625%, 11/15/20	109,070
742,000	3.125%, 05/15/19	835,909
400,000	3.125%, 05/15/21	450,406
200,000	3.250%, 12/31/16	220,359
200,000	3.500%, 02/15/18	226,438
450,000	3.500%, 05/15/20	519,610
150,000	3.625%, 02/15/21	174,750
500,000	4.750%, 08/15/17	589,063

	Total U.S. Treasury Obligations (Cost $45,901,862)	52,375,693

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.7%
	Investment Company — 3.7%
8,037,437	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (Cost $8,037,437)	8,037,437

	Total Investments — 101.2% (Cost $197,052,583)	220,317,815
	Liabilities in Excess of Other Assets — (1.2)%	(2,583,846)

	NET ASSETS — 100.0%	$217,733,969

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of March 31, 2013.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2013.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2013.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
†	—	Security matures in 2111.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,842,427
Aggregate gross unrealized depreciation	(1,577,195)

Net unrealized appreciation/depreciation	$23,265,232

Federal income tax cost of investments	$197,052,583

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Portfolio are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.

Certain investments of the Portfolio may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Portfolio to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Portfolio’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Portfolio’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Portfolio’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$1,761,061	$1,218,434	$2,979,495
Collateralized Mortgage Obligations
Agency CMO	—	49,550,753	2,282,037	51,832,790
Non-Agency CMO	—	18,604,625	1,467,028	20,071,653

Total Collateralized Mortgage Obligations	—	68,155,378	3,749,065	71,904,443

Commercial Mortgage-Backed Securities	—	4,186,368	222,930	4,409,298
Corporate Bonds
Consumer Discretionary	—	2,833,601	—	2,833,601
Consumer Staples	—	1,415,666	—	1,415,666
Energy	—	2,167,600	—	2,167,600
Financials	—	17,714,799	101,938	17,816,737
Health Care	—	759,760	—	759,760
Industrials	—	1,649,565	65,673	1,715,238
Information Technology	—	1,622,710	—	1,622,710
Materials	—	837,378	—	837,378
Telecommunication Services	—	2,702,365	132,723	2,835,088
Utilities	—	2,729,648	—	2,729,648

Total Corporate Bonds	—	34,433,092	300,334	34,733,426

Foreign Government Securities	—	398,458	—	398,458
Mortgage Pass-Through Securities	—	16,073,812	495,996	16,569,808
Municipal Bonds	—	460,409	—	460,409
Supranational	—	50,245	—	50,245
U.S. Government Agency Securities	—	28,399,103	—	28,399,103
U.S. Treasury Obligations	—	52,375,693	—	52,375,693
Short-Term Investment
Investment Company	8,037,437	—	—	8,037,437

Total Investments in Securities	$8,037,437	$206,293,619	$5,986,759	$220,317,815

JPMorgan Insurance Trust Core Bond Portfolio

	Balance as of 12/31/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases 1	Sales 2	Transfers into Level 3	Transfers out of Level 3	Balance as of 03/31/13
Investments in Securities
Asset-Backed Securities	$167,769	$—	$16,020	$81	$101,998	$(46,641)	$979,207	$—	$1,218,434
Collateralized Mortgage Obligations
Agency CMO	57,154	—	(93,346)	1,708	999,062	(76,089)	1,393,548	—	2,282,037
Non-Agency CMO	398,751	—	(359)	(1,138)	—	(60,029)	1,129,803	—	1,467,028
Commercial Mortgage-Backed Securities	135,464	—	(256)	—	—	(19,488)	107,210	—	222,930
Corporate Bonds - Financials	95,375	—	6,563	—	—	—	—	—	101,938
Corporate Bonds - Industrials	117,753	—	1,494	—	—	(1,458)	—	(52,116)	65,673
Corporate Bonds - Telecommunication Services	—	—	253	—	—	—	132,470	—	132,723
Mortgage Pass-Through Securities	—	—	—	—	495,996	—	—	—	495,996

Total	$972,266	$—	$(69,631)	$651	$1,597,056	$(203,705)	$3,742,238	$(52,116)	$5,986,759

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2013, which were valued using significant unobservable inputs (Level 3), amounted to $(69,631).

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.7%
	Consumer Discretionary — 11.4%
	Auto Components — 0.3%
495	BorgWarner, Inc. (a)	38,283
1,256	Delphi Automotive plc, (United Kingdom)	55,767
1,051	Goodyear Tire & Rubber Co. (The) (a)	13,253
2,932	Johnson Controls, Inc.	102,825

		210,128

	Automobiles — 0.4%
16,804	Ford Motor Co.	220,972
969	Harley-Davidson, Inc.	51,648

		272,620

	Distributors — 0.1%
663	Genuine Parts Co.	51,714

	Diversified Consumer Services — 0.1%
428	Apollo Group, Inc., Class A (a)	7,443
1,162	H&R Block, Inc.	34,186

		41,629

	Hotels, Restaurants & Leisure — 1.8%
1,903	Carnival Corp.	65,273
133	Chipotle Mexican Grill, Inc. (a)	43,341
554	Darden Restaurants, Inc.	28,631
1,133	International Game Technology	18,694
1,044	Marriott International, Inc., Class A	44,088
4,296	McDonald’s Corp.	428,268
3,210	Starbucks Corp.	182,841
830	Starwood Hotels & Resorts Worldwide, Inc.	52,896
585	Wyndham Worldwide Corp.	37,721
342	Wynn Resorts Ltd.	42,805
1,931	Yum! Brands, Inc.	138,916

		1,083,474

	Household Durables — 0.3%
1,198	D.R. Horton, Inc.	29,112
469	Garmin Ltd., (Switzerland)	15,496
291	Harman International Industries, Inc.	12,987
612	Leggett & Platt, Inc.	20,673
707	Lennar Corp., Class A	29,326
1,227	Newell Rubbermaid, Inc.	32,025
1,458	PulteGroup, Inc. (a)	29,510
337	Whirlpool Corp.	39,921

		209,050

	Internet & Catalog Retail — 1.1%
1,558	Amazon.com, Inc. (a)	415,192
400	Expedia, Inc.	24,004
240	Netflix, Inc. (a)	45,458
214	priceline.com, Inc. (a)	147,217
471	TripAdvisor, Inc. (a)	24,737

		656,608

	Leisure Equipment & Products — 0.1%
491	Hasbro, Inc.	21,575
1,476	Mattel, Inc.	64,634

		86,209

	Media — 3.5%
919	Cablevision Systems Corp., Class A	13,748
2,507	CBS Corp. (Non-Voting), Class B	117,052
11,308	Comcast Corp., Class A	475,049
2,455	DIRECTV (a)	138,978
1,051	Discovery Communications, Inc., Class A (a)	82,756
983	Gannett Co., Inc.	21,498
1,773	Interpublic Group of Cos., Inc. (The)	23,102
8,567	News Corp., Class A	261,465
1,120	Omnicom Group, Inc.	65,968
369	Scripps Networks Interactive, Inc., Class A	23,741
1,266	Time Warner Cable, Inc.	121,612
4,005	Time Warner, Inc.	230,768
1,951	Viacom, Inc., Class B	120,123
7,735	Walt Disney Co. (The)	439,348
19	Washington Post Co. (The), Class B	8,493

		2,143,701

	Multiline Retail — 0.8%
1,296	Dollar General Corp. (a)	65,552
973	Dollar Tree, Inc. (a)	47,122
412	Family Dollar Stores, Inc.	24,329
610	J.C. Penney Co., Inc.	9,217
907	Kohl’s Corp.	41,840
1,693	Macy’s, Inc.	70,835
641	Nordstrom, Inc.	35,402
2,788	Target Corp.	190,839

		485,136

	Specialty Retail — 2.2%
341	Abercrombie & Fitch Co., Class A	15,754
166	AutoNation, Inc. (a)	7,262
156	AutoZone, Inc. (a)	61,896
969	Bed Bath & Beyond, Inc. (a)	62,423
1,139	Best Buy Co., Inc.	25,229
978	CarMax, Inc. (a)	40,783
519	GameStop Corp., Class A	14,516

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Specialty Retail — Continued
1,273	Gap, Inc. (The)	45,064
6,406	Home Depot, Inc. (The)	447,011
1,025	L Brands, Inc.	45,777
4,756	Lowe’s Cos., Inc.	180,348
477	O’Reilly Automotive, Inc. (a)	48,916
460	PetSmart, Inc.	28,566
953	Ross Stores, Inc.	57,771
2,887	Staples, Inc.	38,772
511	Tiffany & Co.	35,535
3,124	TJX Cos., Inc.	146,047
469	Urban Outfitters, Inc. (a)	18,169

		1,319,839

	Textiles, Apparel & Luxury Goods — 0.7%
1,203	Coach, Inc.	60,138
229	Fossil, Inc. (a)	22,121
3,108	NIKE, Inc., Class B	183,403
335	PVH Corp.	35,781
260	Ralph Lauren Corp.	44,021
378	V.F. Corp.	63,410

		408,874

	Total Consumer Discretionary	6,968,982

	Consumer Staples — 10.7%
	Beverages — 2.4%
687	Beam, Inc.	43,652
649	Brown-Forman Corp., Class B	46,339
16,421	Coca-Cola Co. (The)	664,065
1,124	Coca-Cola Enterprises, Inc.	41,498
653	Constellation Brands, Inc., Class A (a)	31,109
872	Dr. Pepper Snapple Group, Inc.	40,940
669	Molson Coors Brewing Co., Class B	32,734
617	Monster Beverage Corp. (a)	29,456
6,610	PepsiCo, Inc.	522,917

		1,452,710

	Food & Staples Retailing — 2.4%
1,866	Costco Wholesale Corp.	198,001
5,275	CVS Caremark Corp.	290,072
2,221	Kroger Co. (The)	73,604
1,027	Safeway, Inc.	27,061
2,511	Sysco Corp.	88,312
3,685	Walgreen Co.	175,701
7,166	Wal-Mart Stores, Inc.	536,232
738	Whole Foods Market, Inc.	64,022

		1,453,005

	Food Products — 1.8%
2,822	Archer-Daniels-Midland Co.	95,186
768	Campbell Soup Co.	34,836
1,773	ConAgra Foods, Inc.	63,491
797	Dean Foods Co. (a)	14,450
2,770	General Mills, Inc.	136,589
1,374	H.J. Heinz Co.	99,299
643	Hershey Co. (The)	56,282
576	Hormel Foods Corp.	23,800
460	JM Smucker Co. (The)	45,614
1,070	Kellogg Co.	68,940
2,539	Kraft Foods Group, Inc.	130,835
568	McCormick & Co., Inc. (Non-Voting)	41,776
868	Mead Johnson Nutrition Co.	67,227
7,619	Mondelez International, Inc., Class A	233,217
1,215	Tyson Foods, Inc., Class A	30,156

		1,141,698

	Household Products — 2.2%
561	Clorox Co. (The)	49,665
1,884	Colgate-Palmolive Co.	222,369
1,661	Kimberly-Clark Corp.	162,745
11,703	Procter & Gamble Co. (The)	901,833

		1,336,612

	Personal Products — 0.2%
1,852	Avon Products, Inc.	38,392
1,027	Estee Lauder Cos., Inc. (The), Class A	65,759

		104,151

	Tobacco — 1.7%
8,611	Altria Group, Inc.	296,132
1,625	Lorillard, Inc.	65,569
7,060	Philip Morris International, Inc.	654,533
1,378	Reynolds American, Inc.	61,307

		1,077,541

	Total Consumer Staples	6,565,717

	Energy — 10.7%
	Energy Equipment & Services — 1.8%
1,893	Baker Hughes, Inc.	87,854
1,062	Cameron International Corp. (a)	69,242
298	Diamond Offshore Drilling, Inc.	20,729
996	Ensco plc, (United Kingdom), Class A	59,760
1,018	FMC Technologies, Inc. (a)	55,369
3,992	Halliburton Co.	161,317
455	Helmerich & Payne, Inc.	27,619
1,247	Nabors Industries Ltd., (Bermuda)	20,226
1,828	National Oilwell Varco, Inc.	129,331

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Energy Equipment & Services — Continued
1,083	Noble Corp., (Switzerland)	41,316
532	Rowan Cos. plc, Class A (a)	18,812
5,691	Schlumberger Ltd.	426,199

		1,117,774

	Oil, Gas & Consumable Fuels — 8.9%
2,145	Anadarko Petroleum Corp.	187,580
1,678	Apache Corp.	129,474
902	Cabot Oil & Gas Corp.	60,984
2,231	Chesapeake Energy Corp.	45,535
8,323	Chevron Corp.	988,939
5,231	ConocoPhillips	314,383
977	CONSOL Energy, Inc.	32,876
1,600	Denbury Resources, Inc. (a)	29,840
1,618	Devon Energy Corp.	91,288
1,164	EOG Resources, Inc.	149,073
645	EQT Corp.	43,699
19,196	Exxon Mobil Corp.	1,729,752
1,273	Hess Corp.	91,160
2,707	Kinder Morgan, Inc.	104,707
3,032	Marathon Oil Corp.	102,239
1,420	Marathon Petroleum Corp.	127,232
776	Murphy Oil Corp.	49,454
579	Newfield Exploration Co. (a)	12,981
769	Noble Energy, Inc.	88,943
3,451	Occidental Petroleum Corp.	270,455
1,155	Peabody Energy Corp.	24,428
2,663	Phillips 66	186,330
567	Pioneer Natural Resources Co.	70,450
765	QEP Resources, Inc.	24,358
698	Range Resources Corp.	56,566
1,504	Southwestern Energy Co. (a)	56,039
2,862	Spectra Energy Corp.	88,006
589	Tesoro Corp.	34,486
2,369	Valero Energy Corp.	107,766
2,920	Williams Cos., Inc. (The)	109,383
857	WPX Energy, Inc. (a)	13,729

		5,422,135

	Total Energy	6,539,909

	Financials — 15.6%
	Capital Markets — 2.0%
872	Ameriprise Financial, Inc.	64,223
4,985	Bank of New York Mellon Corp. (The)	139,530
539	BlackRock, Inc.	138,458
4,709	Charles Schwab Corp. (The)	83,302
1,100	E*TRADE Financial Corp. (a)	11,781
592	Franklin Resources, Inc.	89,280
1,875	Goldman Sachs Group, Inc. (The)	275,906
1,889	Invesco Ltd.	54,705
492	Legg Mason, Inc.	15,818
5,882	Morgan Stanley	129,286
932	Northern Trust Corp.	50,850
1,957	State Street Corp.	115,639
1,110	T. Rowe Price Group, Inc.	83,106

		1,251,884

	Commercial Banks — 2.7%
2,998	BB&T Corp.	94,107
804	Comerica, Inc.	28,904
3,750	Fifth Third Bancorp	61,163
1,043	First Horizon National Corp.	11,139
3,607	Huntington Bancshares, Inc.	26,656
3,958	KeyCorp	39,422
520	M&T Bank Corp.	53,643
2,264	PNC Financial Services Group, Inc.	150,556
6,055	Regions Financial Corp.	49,590
2,309	SunTrust Banks, Inc.	66,522
7,983	U.S. Bancorp	270,863
21,001	Wells Fargo & Co.	776,827
789	Zions Bancorp	19,717

		1,649,109

	Consumer Finance — 0.9%
4,117	American Express Co.	277,733
2,495	Capital One Financial Corp.	137,100
2,122	Discover Financial Services	95,151
1,942	SLM Corp.	39,772

		549,756

	Diversified Financial Services — 3.7%
46,357	Bank of America Corp.	564,628
13,019	Citigroup, Inc.	575,961
1,315	CME Group, Inc.	80,728
311	IntercontinentalExchange, Inc. (a)	50,715
16,398	JPMorgan Chase & Co. (b)	778,249
1,257	Leucadia National Corp.	34,479
1,203	McGraw-Hill Cos., Inc. (The)	62,652
830	Moody’s Corp.	44,256
504	NASDAQ OMX Group, Inc. (The)	16,279
1,041	NYSE Euronext	40,224

		2,248,171

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — 4.1%
1,454	ACE Ltd., (Switzerland)	129,362
2,004	Aflac, Inc.	104,248
2,046	Allstate Corp. (The)	100,397
6,325	American International Group, Inc. (a)	245,536
1,335	Aon plc, (United Kingdom)	82,102
338	Assurant, Inc.	15,213
7,814	Berkshire Hathaway, Inc., Class B (a)	814,219
1,118	Chubb Corp. (The)	97,859
629	Cincinnati Financial Corp.	29,683
2,111	Genworth Financial, Inc., Class A (a)	21,110
1,871	Hartford Financial Services Group, Inc.	48,272
1,163	Lincoln National Corp.	37,925
1,326	Loews Corp.	58,437
2,349	Marsh & McLennan Cos., Inc.	89,192
4,685	MetLife, Inc.	178,124
1,182	Principal Financial Group, Inc.	40,223
2,380	Progressive Corp. (The)	60,143
1,992	Prudential Financial, Inc.	117,508
401	Torchmark Corp.	23,980
1,619	Travelers Cos., Inc. (The)	136,304
1,156	Unum Group	32,657
1,264	XL Group plc, (Ireland)	38,299

		2,500,793

	Real Estate Investment Trusts (REITs) — 2.1%
1,693	American Tower Corp.	130,226
625	Apartment Investment & Management Co., Class A	19,163
487	AvalonBay Communities, Inc.	61,688
650	Boston Properties, Inc.	65,689
1,372	Equity Residential	75,542
1,942	HCP, Inc.	96,828
1,118	Health Care REIT, Inc.	75,923
3,113	Host Hotels & Resorts, Inc.	54,446
1,747	Kimco Realty Corp.	39,133
695	Plum Creek Timber Co., Inc.	36,279
1,983	Prologis, Inc.	79,280
618	Public Storage	94,134
1,344	Simon Property Group, Inc.	213,105
1,251	Ventas, Inc.	91,573
726	Vornado Realty Trust	60,723
2,336	Weyerhaeuser Co.	73,304

		1,267,036

	Real Estate Management & Development — 0.0% (g)
1,303	CBRE Group, Inc., Class A (a)	32,901

	Thrifts & Mortgage Finance — 0.1%
2,037	Hudson City Bancorp, Inc.	17,600
1,451	People’s United Financial, Inc.	19,501

		37,101

	Total Financials	9,536,751

	Health Care — 12.2%
	Biotechnology — 1.8%
836	Alexion Pharmaceuticals, Inc. (a)	77,029
3,207	Amgen, Inc.	328,750
1,012	Biogen Idec, Inc. (a)	195,225
1,794	Celgene Corp. (a)	207,943
6,522	Gilead Sciences, Inc. (a)	319,121

		1,128,068

	Health Care Equipment & Supplies — 2.1%
6,729	Abbott Laboratories	237,668
2,339	Baxter International, Inc.	169,905
831	Becton, Dickinson and Co.	79,452
5,816	Boston Scientific Corp. (a)	45,423
326	C.R. Bard, Inc.	32,854
954	CareFusion Corp. (a)	33,380
2,022	Covidien plc, (Ireland)	137,173
612	DENTSPLY International, Inc.	25,961
489	Edwards Lifesciences Corp. (a)	40,176
172	Intuitive Surgical, Inc. (a)	84,485
4,333	Medtronic, Inc.	203,478
1,212	St. Jude Medical, Inc.	49,013
1,239	Stryker Corp.	80,832
467	Varian Medical Systems, Inc. (a)	33,624
726	Zimmer Holdings, Inc.	54,610

		1,308,034

	Health Care Providers & Services — 1.8%
1,405	Aetna, Inc.	71,824
986	AmerisourceBergen Corp.	50,730
1,460	Cardinal Health, Inc.	60,765
1,225	Cigna Corp.	76,403
577	Coventry Health Care, Inc.	27,136
362	DaVita HealthCare Partners, Inc. (a)	42,930
3,507	Express Scripts Holding Co. (a)	202,178
678	Humana, Inc.	46,857
399	Laboratory Corp. of America Holdings (a)	35,990
998	McKesson Corp.	107,744
358	Patterson Cos., Inc.	13,618
678	Quest Diagnostics, Inc.	38,273
447	Tenet Healthcare Corp. (a)	21,268
4,391	UnitedHealth Group, Inc.	251,209

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
1,303	WellPoint, Inc.	86,298

		1,133,223

	Health Care Technology — 0.1%
627	Cerner Corp. (a)	59,408

	Life Sciences Tools & Services — 0.5%
1,487	Agilent Technologies, Inc.	62,409
737	Life Technologies Corp. (a)	47,632
487	PerkinElmer, Inc.	16,383
1,532	Thermo Fisher Scientific, Inc.	117,183
368	Waters Corp. (a)	34,559

		278,166

	Pharmaceuticals — 5.9%
6,772	AbbVie, Inc.	276,162
548	Actavis, Inc. (a)	50,476
1,318	Allergan, Inc.	147,129
7,015	Bristol-Myers Squibb Co.	288,948
4,277	Eli Lilly & Co.	242,891
1,004	Forest Laboratories, Inc. (a)	38,192
709	Hospira, Inc. (a)	23,277
11,976	Johnson & Johnson	976,403
12,949	Merck & Co., Inc.	572,734
1,695	Mylan, Inc. (a)	49,053
379	Perrigo Co.	44,999
30,800	Pfizer, Inc.	888,888

		3,599,152

	Total Health Care	7,506,051

	Industrials — 9.9%
	Aerospace & Defense — 2.3%
2,916	Boeing Co. (The)	250,339
1,423	General Dynamics Corp.	100,336
3,358	Honeywell International, Inc.	253,025
385	L-3 Communications Holdings, Inc.	31,154
1,147	Lockheed Martin Corp.	110,709
1,016	Northrop Grumman Corp.	71,272
627	Precision Castparts Corp.	118,892
1,394	Raytheon Co.	81,953
585	Rockwell Collins, Inc.	36,925
1,163	Textron, Inc.	34,669
3,613	United Technologies Corp.	337,563

		1,426,837

	Air Freight & Logistics — 0.7%
690	C.H. Robinson Worldwide, Inc.	41,027
885	Expeditors International of Washington, Inc.	31,603
1,253	FedEx Corp.	123,045
3,064	United Parcel Service, Inc., Class B	263,198

		458,873

	Airlines — 0.1%
3,119	Southwest Airlines Co.	42,044

	Building Products — 0.0% (g)
1,528	Masco Corp.	30,942

	Commercial Services & Supplies — 0.6%
995	ADT Corp. (The)	48,695
429	Avery Dennison Corp.	18,477
449	Cintas Corp.	19,815
717	Iron Mountain, Inc.	26,034
863	Pitney Bowes, Inc.	12,824
1,274	Republic Services, Inc.	42,042
369	Stericycle, Inc. (a)	39,181
1,997	Tyco International Ltd., (Switzerland)	63,904
1,873	Waste Management, Inc.	73,440

		344,412

	Construction & Engineering — 0.2%
696	Fluor Corp.	46,166
558	Jacobs Engineering Group, Inc. (a)	31,382
914	Quanta Services, Inc. (a)	26,122

		103,670

	Electrical Equipment — 0.7%
2,018	Eaton Corp. plc, (Ireland)	123,602
3,094	Emerson Electric Co.	172,862
599	Rockwell Automation, Inc.	51,724
424	Roper Industries, Inc.	53,979

		402,167

	Industrial Conglomerates — 2.4%
2,720	3M Co.	289,163
2,484	Danaher Corp.	154,381
44,549	General Electric Co.	1,029,973

		1,473,517

	Machinery — 1.8%
2,806	Caterpillar, Inc.	244,038
756	Cummins, Inc.	87,552
1,669	Deere & Co.	143,501
748	Dover Corp.	54,514
206	Flowserve Corp.	34,548
1,779	Illinois Tool Works, Inc.	108,412

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Machinery — Continued
1,181	Ingersoll-Rand plc, (Ireland)	64,967
455	Joy Global, Inc.	27,082
1,514	PACCAR, Inc.	76,548
476	Pall Corp.	32,544
639	Parker Hannifin Corp.	58,520
883	Pentair Ltd., (Switzerland)	46,578
250	Snap-on, Inc.	20,675
687	Stanley Black & Decker, Inc.	55,626
798	Xylem, Inc.	21,993

		1,077,098

	Professional Services — 0.1%
175	Dun & Bradstreet Corp. (The)	14,639
516	Equifax, Inc.	29,716
598	Robert Half International, Inc.	22,443

		66,798

	Road & Rail — 0.8%
4,373	CSX Corp.	107,707
1,347	Norfolk Southern Corp.	103,827
221	Ryder System, Inc.	13,205
2,011	Union Pacific Corp.	286,386

		511,125

	Trading Companies & Distributors — 0.2%
1,156	Fastenal Co.	59,360
256	W.W. Grainger, Inc.	57,595

		116,955

	Total Industrials	6,054,438

	Information Technology — 17.6%
	Communications Equipment — 1.9%
22,844	Cisco Systems, Inc.	477,668
337	F5 Networks, Inc. (a)	30,020
483	Harris Corp.	22,382
1,007	JDS Uniphase Corp. (a)	13,464
2,209	Juniper Networks, Inc. (a)	40,955
1,182	Motorola Solutions, Inc.	75,683
7,361	QUALCOMM, Inc.	492,819

		1,152,991

	Computers & Peripherals — 4.0%
4,023	Apple, Inc.	1,780,701
6,257	Dell, Inc.	89,663
9,016	EMC Corp. (a)	215,392
8,366	Hewlett-Packard Co.	199,445
1,544	NetApp, Inc. (a)	52,743
1,036	SanDisk Corp. (a)	56,980
1,368	Seagate Technology plc, (Ireland)	50,014
928	Western Digital Corp.	46,660

		2,491,598

	Electronic Equipment, Instruments & Components — 0.4%
684	Amphenol Corp., Class A	51,060
6,308	Corning, Inc.	84,086
621	FLIR Systems, Inc.	16,152
788	Jabil Circuit, Inc.	14,562
593	Molex, Inc.	17,363
1,801	TE Connectivity Ltd., (Switzerland)	75,516

		258,739

	Internet Software & Services — 2.2%
762	Akamai Technologies, Inc. (a)	26,891
4,999	eBay, Inc. (a)	271,046
1,144	Google, Inc., Class A (a)	908,370
654	VeriSign, Inc. (a)	30,921
4,152	Yahoo!, Inc. (a)	97,697

		1,334,925

	IT Services — 3.8%
2,761	Accenture plc, (Ireland), Class A	209,753
2,078	Automatic Data Processing, Inc.	135,111
1,293	Cognizant Technology Solutions Corp., Class A (a)	99,057
658	Computer Sciences Corp.	32,393
1,256	Fidelity National Information Services, Inc.	49,763
572	Fiserv, Inc. (a)	50,239
4,488	International Business Machines Corp.	957,290
452	Mastercard, Inc., Class A	244,591
1,387	Paychex, Inc.	48,642
1,216	SAIC, Inc.	16,477
710	Teradata Corp. (a)	41,542
688	Total System Services, Inc.	17,049
2,209	Visa, Inc., Class A	375,177
2,437	Western Union Co. (The)	36,652

		2,313,736

	Office Electronics — 0.1%
5,243	Xerox Corp.	45,090

	Semiconductors & Semiconductor Equipment — 1.9%
2,600	Advanced Micro Devices, Inc. (a)	6,630
1,370	Altera Corp.	48,594
1,311	Analog Devices, Inc.	60,948
5,141	Applied Materials, Inc.	69,301

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
2,243	Broadcom Corp., Class A	77,765
258	First Solar, Inc. (a)	6,956
21,190	Intel Corp.	463,001
712	KLA-Tencor Corp.	37,551
696	Lam Research Corp. (a)	28,856
996	Linear Technology Corp.	38,217
2,355	LSI Corp. (a)	15,967
837	Microchip Technology, Inc.	30,768
4,378	Micron Technology, Inc. (a)	43,692
2,677	NVIDIA Corp.	34,319
815	Teradyne, Inc. (a)	13,219
4,733	Texas Instruments, Inc.	167,927
1,121	Xilinx, Inc.	42,789

		1,186,500

	Software — 3.3%
2,137	Adobe Systems, Inc. (a)	92,981
963	Autodesk, Inc. (a)	39,714
563	BMC Software, Inc. (a)	26,084
1,426	CA, Inc.	35,892
799	Citrix Systems, Inc. (a)	57,656
1,286	Electronic Arts, Inc. (a)	22,762
1,194	Intuit, Inc.	78,386
32,298	Microsoft Corp.	924,046
15,821	Oracle Corp.	511,651
828	Red Hat, Inc. (a)	41,864
577	Salesforce.com, Inc. (a)	103,185
2,953	Symantec Corp. (a)	72,880

		2,007,101

	Total Information Technology	10,790,680

	Materials — 3.3%
	Chemicals — 2.4%
890	Air Products & Chemicals, Inc.	77,537
293	Airgas, Inc.	29,054
270	CF Industries Holdings, Inc.	51,400
5,160	Dow Chemical Co. (The)	164,294
4,003	E.I. du Pont de Nemours & Co.	196,787
660	Eastman Chemical Co.	46,114
1,137	Ecolab, Inc.	91,165
590	FMC Corp.	33,648
349	International Flavors & Fragrances, Inc.	26,758
1,627	LyondellBasell Industries N.V., (Netherlands), Class A	102,973
2,296	Monsanto Co.	242,526
1,185	Mosaic Co. (The)	70,638
612	PPG Industries, Inc.	81,971
1,269	Praxair, Inc.	141,544
368	Sherwin-Williams Co. (The)	62,152
516	Sigma-Aldrich Corp.	40,083

		1,458,644

	Construction Materials — 0.0% (g)
556	Vulcan Materials Co.	28,745

	Containers & Packaging — 0.2%
640	Ball Corp.	30,451
441	Bemis Co., Inc.	17,799
753	MeadWestvaco Corp.	27,334
703	Owens-Illinois, Inc. (a)	18,735
834	Sealed Air Corp.	20,108

		114,427

	Metals & Mining — 0.6%
4,581	Alcoa, Inc.	39,030
460	Allegheny Technologies, Inc.	14,587
649	Cliffs Natural Resources, Inc.	12,337
4,068	Freeport-McMoRan Copper & Gold, Inc.	134,651
2,128	Newmont Mining Corp.	89,142
1,361	Nucor Corp.	62,810
618	United States Steel Corp.	12,051

		364,608

	Paper & Forest Products — 0.1%
1,890	International Paper Co.	88,036

	Total Materials	2,054,460

	Telecommunication Services — 2.9%
	Diversified Telecommunication Services — 2.6%
23,528	AT&T, Inc.	863,242
2,681	CenturyLink, Inc.	94,184
4,277	Frontier Communications Corp.	17,022
12,246	Verizon Communications, Inc.	601,891
2,530	Windstream Corp.	20,114

		1,596,453

	Wireless Telecommunication Services — 0.3%
1,256	Crown Castle International Corp. (a)	87,468
1,371	MetroPCS Communications, Inc. (a)	14,944
12,899	Sprint Nextel Corp. (a)	80,102

		182,514

	Total Telecommunication Services	1,778,967

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Utilities — 3.4%
	Electric Utilities — 2.0%
2,081	American Electric Power Co., Inc.	101,199
3,019	Duke Energy Corp.	219,149
1,396	Edison International	70,247
763	Entergy Corp.	48,252
3,663	Exelon Corp.	126,300
1,792	FirstEnergy Corp.	75,623
1,816	NextEra Energy, Inc.	141,067
1,347	Northeast Utilities	58,541
986	Pepco Holdings, Inc.	21,101
470	Pinnacle West Capital Corp.	27,208
2,497	PPL Corp.	78,181
3,723	Southern Co. (The)	174,683
2,092	Xcel Energy, Inc.	62,132

		1,203,683

	Gas Utilities — 0.1%
505	AGL Resources, Inc.	21,185
878	ONEOK, Inc.	41,854

		63,039

	Independent Power Producers & Energy Traders — 0.1%
2,652	AES Corp. (The)	33,335
1,379	NRG Energy, Inc.	36,530

		69,865

	Multi-Utilities — 1.2%
1,040	Ameren Corp.	36,421
1,832	CenterPoint Energy, Inc.	43,895
1,135	CMS Energy Corp.	31,712
1,255	Consolidated Edison, Inc.	76,593
2,469	Dominion Resources, Inc.	143,646
739	DTE Energy Co.	50,503
336	Integrys Energy Group, Inc.	19,542
1,333	NiSource, Inc.	39,110
1,879	PG&E Corp.	83,672
2,168	Public Service Enterprise Group, Inc.	74,449
567	SCANA Corp.	29,008
969	Sempra Energy	77,462
875	TECO Energy, Inc.	15,592
981	Wisconsin Energy Corp.	42,075

		763,680

	Total Utilities	2,100,267

	Total Common Stocks (Cost $40,591,215)	59,896,222

Short-Term Investments— 0.8%
	Investment Company — 0.5%
315,709	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $315,709)	315,709

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligations— 0.3%
	U.S. Treasury Bills,
80,000	0.054%, 04/04/13 (k) (n)	79,989
80,000	Zero Coupon, 06/20/13	79,999

	Total U.S. Treasury Obligations (Cost $159,989)	159,988

	Total Short-Term Investments (Cost $475,698)	475,697

	Total Investments — 98.5% (Cost $41,066,913)	60,371,919
	Other Assets in Excess of Liabilities — 1.5%	905,027

	NET ASSETS — 100.0%	$61,276,946

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
17	E-mini S&P 500	06/21/13	$1,328,295	$6,949

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,411,456
Aggregate gross unrealized depreciation	(1,106,450)

Net unrealized appreciation/depreciation	$19,305,006

Federal income tax cost of investments	$41,066,913

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$60,211,931	$159,988	$—	$60,371,919
Appreciation in Other Financial Instruments
Futures Contracts	$6,949	$—	$—	$6,949

(a)	Portfolio holdings designated as Level 1and Level 2 are disclosed individually in the SOI. Level 2 consists of U.S. Treasury Bills that are held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.6%
	Australia — 3.1%
21,160	BHP Billiton Ltd. (m)	723,358
4,697	Rio Tinto Ltd. (m)	281,736

		1,005,094

	Belgium — 1.7%
5,480	Anheuser-Busch InBev N.V. (m)	544,807

	China — 3.8%
402,000	China Construction Bank Corp., Class H (m)	329,527
119,000	CNOOC Ltd. (m)	228,826
438,500	Industrial & Commercial Bank of China Ltd., Class H (m)	308,396
23,000	Ping An Insurance Group Co. of China Ltd., Class H (m)	178,909
36,400	Sands China Ltd. (m)	189,405

		1,235,063

	France — 12.7%
5,993	Accor S.A. (m)	208,431
20,549	AXA S.A. (m)	355,114
5,289	BNP Paribas S.A. (m)	271,947
766	Cie Generale d’Optique Essilor International S.A. (m)	85,238
3,245	Imerys S.A. (m)	211,444
4,910	Lafarge S.A. (m)	326,899
1,942	LVMH Moet Hennessy Louis Vuitton S.A. (m)	333,655
2,663	Pernod-Ricard S.A. (m)	331,910
1,750	PPR (m)	384,874
4,857	Sanofi (m)	495,343
4,132	Schneider Electric S.A. (m)	302,165
3,250	Technip S.A. (m)	333,352
10,826	Total S.A. (m)	518,499

		4,158,871

	Germany — 7.0%
3,100	Allianz SE (m)	422,599
4,060	Bayer AG (m)	419,585
2,670	Fresenius Medical Care AG & Co. KGaA (m)	180,527
1,859	Linde AG (m)	346,290
6,798	SAP AG (m)	546,744
3,500	Siemens AG (m)	377,295

		2,293,040

	Hong Kong — 2.5%
67,000	Belle International Holdings Ltd. (m)	111,948
25,000	Cheung Kong Holdings Ltd. (m)	370,356
89,000	Hang Lung Properties Ltd. (m)	333,203

		815,507

	Indonesia — 0.3%
127,500	Astra International Tbk PT (m)	104,036

	Israel — 0.7%
5,930	Teva Pharmaceutical Industries Ltd., ADR (m)	235,302

	Japan — 16.6%
4,300	Astellas Pharma, Inc. (m)	232,058
6,500	Canon, Inc. (m)	238,875
4,100	Daikin Industries Ltd. (m)	161,354
3,300	East Japan Railway Co. (m)	271,645
1,800	FANUC Corp. (m)	277,147
15,000	Honda Motor Co., Ltd. (m)	577,657
13,000	Japan Tobacco, Inc. (m)	415,838
16,500	Komatsu Ltd. (m)	394,635
29,000	Kubota Corp. (m)	420,815
4,500	Makita Corp. (m)	200,618
16,000	Mitsubishi Corp. (m)	301,342
800	Murata Manufacturing Co., Ltd. (m)	60,488
3,000	Nidec Corp. (m)	179,832
1,400	Omron Corp. (m)	35,413
6,700	Shin-Etsu Chemical Co., Ltd. (m)	444,362
1,400	SMC Corp. (m)	271,863
22,900	Sumitomo Corp. (m)	289,643
10,200	Toyota Motor Corp. (m)	525,971
308	Yahoo! Japan Corp. (m)	142,087

		5,441,643

	Mexico — 0.4%
5,860	America Movil S.A.B. de C.V., Series L, , ADR (m)	122,826

	Netherlands — 4.5%
4,030	Akzo Nobel N.V. (m)	256,051
41,443	ING Groep N.V., CVA (a) (m)	298,201
28,709	Royal Dutch Shell plc, Class A (m)	929,792

		1,484,044

	South Korea — 1.7%
620	Hyundai Mobis (m)	174,049
286	Samsung Electronics Co., Ltd. (m)	389,827

		563,876

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Spain — 0.8%
31,876	Banco Bilbao Vizcaya Argentaria S.A. (m)	278,336

	Sweden — 0.8%
9,530	Atlas Copco AB, Class A (m)	271,162

	Switzerland — 14.8%
16,460	ABB Ltd. (a) (m)	373,669
3,060	Cie Financiere Richemont S.A., Class A (m)	240,919
13,110	Credit Suisse Group AG (a) (m)	344,803
4,321	Holcim Ltd. (a) (m)	345,144
11,962	Nestle S.A. (m)	865,745
10,124	Novartis AG (m)	721,557
2,975	Roche Holding AG (m)	693,541
58	SGS S.A. (m)	142,355
25,229	UBS AG (m)	387,952
17,484	Xstrata plc (m)	284,633
1,675	Zurich Insurance Group AG (a) (m)	467,576

		4,867,894

	Taiwan — 0.8%
14,557	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	250,235

	United Kingdom — 24.4%
6,600	Aggreko plc (m)	179,127
98,077	Barclays plc (m)	436,370
37,591	BG Group plc (m)	646,868
9,330	British American Tobacco plc (m)	500,298
15,780	Burberry Group plc (m)	319,466
61,169	Centrica plc (m)	342,404
14,343	GlaxoSmithKline plc (m)	335,871
81,366	HSBC Holdings plc (m)	873,852
9,141	Imperial Tobacco Group plc (m)	319,709
40,270	Marks & Spencer Group plc (m)	238,807
29,050	Meggitt plc (m)	217,358
31,649	Prudential plc (m)	514,028
5,868	Rio Tinto plc (m)	276,386
30,784	Standard Chartered plc (m)	799,341
65,078	Tesco plc (m)	378,307
11,330	Tullow Oil plc (m)	212,095
10,432	Unilever plc (m)	441,244
213,978	Vodafone Group plc (m)	607,202
22,843	WPP plc (m)	365,055

		8,003,788

	Total Common Stocks (Cost $21,190,132)	31,675,524

Preferred Stocks — 2.0%
	Germany — 2.0%
2,780	Henkel AG & Co. KGaA (m)	267,828
1,900	Volkswagen AG (m)	378,427

	Total Preferred Stocks (Cost $343,651)	646,255

	Total Investments — 98.6% (Cost $21,533,783)	32,321,779
	Other Assets in Excess of Liabilities — 1.4%	457,852

	NET ASSETS — 100.0%	$32,779,631

Percentages indicated are based on net assets.

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

Summary of Investments by Industry, March 31, 2013

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	10.2%
Pharmaceuticals	9.7
Oil, Gas & Consumable Fuels	7.9
Insurance	6.0
Machinery	5.7
Automobiles	4.9
Metals & Mining	4.8
Food Products	4.0
Tobacco	3.8
Chemicals	3.2
Textiles, Apparel & Luxury Goods	2.8
Construction Materials	2.7
Beverages	2.7
Electrical Equipment	2.7
Capital Markets	2.3
Wireless Telecommunication Services	2.3
Real Estate Management & Development	2.2
Semiconductors & Semiconductor Equipment	2.0
Multiline Retail	1.9
Trading Companies & Distributors	1.8
Software	1.7
Hotels, Restaurants & Leisure	1.2
Food & Staples Retailing	1.2
Industrial Conglomerates	1.2
Media	1.1
Multi-Utilities	1.1
Energy Equipment & Services	1.0
Others (each less than 1.0%)	7.9

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification

(a)	—	Non-income producing security.
(m)	—	All or portion of this security is reserved and/ or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $31,713,416 and 98.1% respectively.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,682,062
Aggregate gross unrealized depreciation	(894,066)

Net unrealized appreciation/depreciation	$10,787,996

Federal income tax cost of investments	$21,533,783

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$608,363	$31,713,416	$—	$32,321,779

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of certain ADRs, the reported value of which is an evaluated price. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.9%
	Consumer Discretionary — 15.5%
	Auto Components — 0.4%
3,700	Delphi Automotive plc, (United Kingdom)	164,280

	Diversified Consumer Services — 0.8%
5,500	H&R Block, Inc.	161,810
7,700	Service Corp. International	128,821

		290,631

	Hotels, Restaurants & Leisure — 2.2%
3,000	Bally Technologies, Inc. (a)	155,910
4,600	Brinker International, Inc.	173,190
4,100	Dunkin’ Brands Group, Inc.	151,208
2,500	Six Flags Entertainment Corp.	181,200
2,300	Wyndham Worldwide Corp.	148,304

		809,812

	Household Durables — 0.8%
4,200	Jarden Corp. (a)	179,970
6,300	PulteGroup, Inc. (a)	127,512

		307,482

	Internet & Catalog Retail — 1.1%
2,400	Expedia, Inc.	144,024
400	priceline.com, Inc. (a)	275,172

		419,196

	Media — 3.7%
10,500	Comcast Corp., Class A	441,105
6,300	DIRECTV (a)	356,643
1,600	Scripps Networks Interactive, Inc., Class A	102,944
1,000	Time Warner Cable, Inc.	96,060
6,200	Viacom, Inc., Class B	381,734

		1,378,486

	Multiline Retail — 1.1%
10,050	Macy’s, Inc.	420,492

	Specialty Retail — 4.5%
10,700	Gap, Inc. (The)	378,780
14,200	Home Depot, Inc. (The)	990,876
6,100	TJX Cos., Inc.	285,175

		1,654,831

	Textiles, Apparel & Luxury Goods — 0.9%
3,800	Hanesbrands, Inc. (a)	173,128
1,400	PVH Corp.	149,534

		322,662

	Total Consumer Discretionary	5,767,872

	Consumer Staples — 12.0%
	Beverages — 2.4%
14,700	Coca-Cola Co. (The)	594,468
4,800	Coca-Cola Enterprises, Inc.	177,216
713	Constellation Brands, Inc., Class A (a)	33,967
1,500	Molson Coors Brewing Co., Class B	73,395

		879,046

	Food & Staples Retailing — 2.4%
5,500	CVS Caremark Corp.	302,445
6,800	Kroger Co. (The)	225,352
4,950	Wal-Mart Stores, Inc.	370,408

		898,205

	Food Products — 2.3%
4,100	Campbell Soup Co.	185,976
2,800	ConAgra Foods, Inc.	100,268
5,400	General Mills, Inc.	266,274
2,100	Ingredion, Inc.	151,872
1,500	JM Smucker Co. (The)	148,740

		853,130

	Household Products — 0.9%
1,600	Colgate-Palmolive Co.	188,848
1,550	Energizer Holdings, Inc.	154,582

		343,430

	Personal Products — 0.4%
3,300	Nu Skin Enterprises, Inc., Class A	145,860

	Tobacco — 3.6%
19,300	Altria Group, Inc.	663,727
7,500	Philip Morris International, Inc.	695,325

		1,359,052

	Total Consumer Staples	4,478,723

	Energy — 4.5%
	Energy Equipment & Services — 1.4%
6,300	National Oilwell Varco, Inc.	445,725
900	Schlumberger Ltd.	67,401

		513,126

	Oil, Gas & Consumable Fuels — 3.1%
2,134	Chevron Corp.	253,562
3,200	ConocoPhillips	192,320
3,600	Exxon Mobil Corp.	324,396
2,500	Marathon Oil Corp.	84,300
800	Marathon Petroleum Corp.	71,680
700	Phillips 66	48,979
4,700	Western Refining, Inc.	166,427

		1,141,664

	Total Energy	1,654,790

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Financials — 5.2%
	Capital Markets — 0.7%
11,900	American Capital Ltd. (a)	173,681
3,700	Morgan Stanley	81,326

		255,007

	Consumer Finance — 1.5%
12,100	Discover Financial Services	542,564

	Insurance — 0.3%
400	RenaissanceRe Holdings Ltd., (Bermuda)	36,796
2,000	Validus Holdings Ltd., (Bermuda)	74,740

		111,536

	Real Estate Investment Trusts (REITs) — 2.3%
7,600	American Tower Corp.	584,592
3,900	Extra Space Storage, Inc.	153,153
1,900	Ventas, Inc.	139,080

		876,825

	Thrifts & Mortgage Finance — 0.4%
3,900	Ocwen Financial Corp. (a)	147,888

	Total Financials	1,933,820

	Health Care — 13.6%
	Biotechnology — 6.2%
9,650	Amgen, Inc.	989,222
20,100	Gilead Sciences, Inc. (a)	983,493
1,800	Pharmacyclics, Inc. (a)	144,738
3,200	Vertex Pharmaceuticals, Inc. (a)	175,936

		2,293,389

	Health Care Equipment & Supplies — 2.0%
3,600	Covidien plc, (Ireland)	244,224
9,200	Medtronic, Inc.	432,032
1,200	Zimmer Holdings, Inc.	90,264

		766,520

	Health Care Providers & Services — 1.2%
3,900	Express Scripts Holding Co. (a)	224,835
1,500	Omnicare, Inc.	61,080
2,900	UnitedHealth Group, Inc.	165,909

		451,824

	Pharmaceuticals — 4.2%
11,600	Eli Lilly & Co.	658,764
21,000	Pfizer, Inc.	606,060
9,850	Warner Chilcott plc, (Ireland), Class A	133,467
4,800	Zoetis, Inc. (a)	160,320

		1,558,611

	Total Health Care	5,070,344

	Industrials — 11.3%
	Aerospace & Defense — 3.4%
5,900	General Dynamics Corp.	416,009
10,500	Honeywell International, Inc.	791,175
300	Huntington Ingalls Industries, Inc.	15,999
400	Northrop Grumman Corp.	28,060

		1,251,243

	Airlines — 0.8%
10,800	Delta Air Lines, Inc. (a)	178,308
4,000	United Continental Holdings, Inc. (a)	128,040

		306,348

	Commercial Services & Supplies — 0.2%
4,700	R.R. Donnelley & Sons Co.	56,635

	Construction & Engineering — 0.8%
4,500	AECOM Technology Corp. (a)	147,600
2,600	Chicago Bridge & Iron Co. N.V., (Netherlands)	161,460

		309,060

	Industrial Conglomerates — 0.8%
4,700	Danaher Corp.	292,105

	Machinery — 3.9%
12,100	Ingersoll-Rand plc, (Ireland)	665,621
1,100	Middleby Corp. (a)	167,365
2,400	Oshkosh Corp. (a)	101,976
2,300	Parker Hannifin Corp.	210,634
3,091	Pentair Ltd., (Switzerland)	163,050
1,800	Stanley Black & Decker, Inc.	145,746

		1,454,392

	Professional Services — 0.3%
1,500	Dun & Bradstreet Corp. (The)	125,475

	Road & Rail — 1.1%
8,000	CSX Corp.	197,040
1,600	Union Pacific Corp.	227,856

		424,896

	Total Industrials	4,220,154

	Information Technology — 29.5%
	Communications Equipment — 1.3%
27,100	Brocade Communications Systems, Inc. (a)	156,367
5,100	QUALCOMM, Inc.	341,445

		497,812

	Computers & Peripherals — 6.4%
5,405	Apple, Inc.	2,392,415

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Internet Software & Services — 2.6%
3,800	AOL, Inc. (a)	146,262
800	Google, Inc., Class A (a)	635,224
7,400	Yahoo!, Inc. (a)	174,122

		955,608

	IT Services — 5.7%
950	Alliance Data Systems Corp. (a)	153,795
2,900	Computer Sciences Corp.	142,767
5,600	CoreLogic, Inc. (a)	144,816
2,900	International Business Machines Corp.	618,570
5,400	Lender Processing Services, Inc.	137,484
3,400	NeuStar, Inc., Class A (a)	158,202
4,400	Visa, Inc., Class A	747,296

		2,102,930

	Semiconductors & Semiconductor Equipment — 3.3%
4,200	Avago Technologies Ltd., (Singapore)	150,864
7,200	Broadcom Corp., Class A	249,624
4,100	Freescale Semiconductor Ltd. (a)	61,049
1,500	KLA-Tencor Corp.	79,110
9,800	Lam Research Corp. (a)	406,308
1,100	Micron Technology, Inc. (a)	10,978
7,800	Texas Instruments, Inc.	276,744

		1,234,677

	Software — 10.2%
4,200	Adobe Systems, Inc. (a)	182,742
5,100	Aspen Technology, Inc. (a)	164,679
3,600	BMC Software, Inc. (a)	166,788
52,400	Microsoft Corp.	1,499,164
32,640	Oracle Corp.	1,055,578
2,500	SolarWinds, Inc. (a)	147,750
23,100	Symantec Corp. (a)	570,108

		3,786,809

	Total Information Technology	10,970,251

	Materials — 3.9%
	Chemicals — 3.9%
1,300	CF Industries Holdings, Inc.	247,481
6,400	LyondellBasell Industries N.V., (Netherlands), Class A	405,056
4,100	Monsanto Co.	433,083
2,639	PPG Industries, Inc.	353,468

	Total Materials	1,439,088

	Telecommunication Services — 2.0%
	Diversified Telecommunication Services — 2.0%
14,800	AT&T, Inc.	543,012
5,802	CenturyLink, Inc.	203,824

	Total Telecommunication Services	746,836

	Utilities — 0.4%
	Gas Utilities — 0.4%
4,100	UGI Corp.	157,399

	Total Common Stocks (Cost $29,556,085)	36,439,277

Short-Term Investment — 1.5%
	Investment Company — 1.5%
563,101	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $563,101)	563,101

	Total Investments — 99.4% (Cost $30,119,186)	37,002,378
	Other Assets in Excess of Liabilities — 0.6%	234,485

	NET ASSETS — 100.0%	$37,236,863

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
9	E-mini S&P 500	06/21/13	$703,215	$5,022

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,956,438
Aggregate gross unrealized depreciation	(73,246)

Net unrealized appreciation/depreciation	$6,883,192

Federal income tax cost of investments	$30,119,186

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$37,002,378	$—	$—	$37,002,378
Appreciation in Other Financial Instruments
Futures Contracts	$5,022	$—	$—	$5,022

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.8%
	Consumer Discretionary — 15.1%
	Auto Components — 0.5%
2,900	Delphi Automotive plc, (United Kingdom)	128,760
1,100	TRW Automotive Holdings Corp. (a)	60,500

		189,260

	Distributors — 0.5%
200	Genuine Parts Co.	15,600
7,800	LKQ Corp. (a)	169,728

		185,328

	Diversified Consumer Services — 0.9%
21,300	Service Corp. International	356,349

	Hotels, Restaurants & Leisure — 2.6%
5,900	Brinker International, Inc.	222,135
7,300	Norwegian Cruise Line Holdings Ltd. (a)	216,445
9,000	Wyndham Worldwide Corp.	580,320

		1,018,900

	Household Durables — 2.4%
4,050	Jarden Corp. (a)	173,542
5,350	Leggett & Platt, Inc.	180,723
28,700	PulteGroup, Inc. (a)	580,888
300	Tupperware Brands Corp.	24,522

		959,675

	Internet & Catalog Retail — 1.3%
700	Expedia, Inc.	42,007
4,700	Liberty Ventures, Series A, (a)	355,226
700	Netflix, Inc. (a)	132,587

		529,820

	Leisure Equipment & Products — 0.1%
1,300	Mattel, Inc.	56,927

	Media — 1.6%
1,100	AMC Networks, Inc., Class A (a)	69,498
7,200	CBS Corp. (Non-Voting), Class B	336,168
4,300	Cinemark Holdings, Inc.	126,592
2,550	DISH Network Corp., Class A	96,645

		628,903

	Multiline Retail — 2.0%
1,600	Dillard’s, Inc., Class A	125,680
1,400	Dollar Tree, Inc. (a)	67,802
14,500	Macy’s, Inc.	606,680

		800,162

	Specialty Retail — 2.8%
3,400	Foot Locker, Inc.	116,416
6,100	GameStop Corp., Class A	170,617
6,700	Gap, Inc. (The)	237,180
1,900	O’Reilly Automotive, Inc. (a)	194,845
2,200	Ross Stores, Inc.	133,364
3,100	TJX Cos., Inc.	144,925
2,800	Urban Outfitters, Inc. (a)	108,472

		1,105,819

	Textiles, Apparel & Luxury Goods — 0.4%
400	Carter’s, Inc. (a)	22,908
2,500	Michael Kors Holdings Ltd., (Hong Kong) (a)	141,975

		164,883

	Total Consumer Discretionary	5,996,026

	Consumer Staples — 7.0%
	Beverages — 1.0%
8,000	Constellation Brands, Inc., Class A (a)	381,120

	Food & Staples Retailing — 0.6%
7,500	Kroger Co. (The)	248,550

	Food Products — 3.8%
12,500	Campbell Soup Co.	567,000
7,200	Ingredion, Inc.	520,704
3,700	Smithfield Foods, Inc. (a)	97,976
12,200	Tyson Foods, Inc., Class A	302,804

		1,488,484

	Tobacco — 1.6%
16,100	Lorillard, Inc.	649,635

	Total Consumer Staples	2,767,789

	Energy — 6.8%
	Energy Equipment & Services — 1.7%
701	Baker Hughes, Inc.	32,534
1,100	Dresser-Rand Group, Inc. (a)	67,826
300	Era Group, Inc. (a)	6,300
1,368	National Oilwell Varco, Inc.	96,786
4,500	Oil States International, Inc. (a)	367,065
200	SEACOR Holdings, Inc.	14,736
1,500	Unit Corp. (a)	68,325

		653,572

	Oil, Gas & Consumable Fuels — 5.1%
2,700	Cimarex Energy Co.	203,688
800	Continental Resources, Inc. (a)	69,544
6,095	Energen Corp.	317,001
4,000	HollyFrontier Corp.	205,800
1,400	Marathon Petroleum Corp.	125,440
4,700	Murphy Oil Corp.	299,531
3,000	Newfield Exploration Co. (a)	67,260
1,320	Noble Energy, Inc.	152,671
5,100	Peabody Energy Corp.	107,865

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
2,200	Plains Exploration & Production Co. (a)	104,434
2,700	Tesoro Corp.	158,085
4,600	Valero Energy Corp.	209,254

		2,020,573

	Total Energy	2,674,145

	Financials — 18.1%
	Capital Markets — 1.2%
2,200	Affiliated Managers Group, Inc. (a)	337,854
10,900	American Capital Ltd. (a)	159,086

		496,940

	Commercial Banks — 2.3%
900	BankUnited, Inc.	23,058
1,450	BOK Financial Corp.	90,335
7,400	Huntington Bancshares, Inc.	54,686
16,000	KeyCorp	159,360
700	M&T Bank Corp.	72,212
9,700	Regions Financial Corp.	79,443
2,300	Signature Bank (a)	181,148
3,700	SVB Financial Group (a)	262,478

		922,720

	Consumer Finance — 1.7%
14,800	Discover Financial Services	663,632

	Diversified Financial Services — 0.3%
3,350	NASDAQ OMX Group, Inc. (The)	108,205

	Insurance — 4.7%
2,050	Allied World Assurance Co. Holdings AG, (Switzerland)	190,076
5,550	American Financial Group, Inc.	262,959
1,700	Aon plc, (United Kingdom)	104,550
2,050	Arch Capital Group Ltd., (Bermuda) (a)	107,768
1,900	Assurant, Inc.	85,519
9,100	Assured Guaranty Ltd., (Bermuda)	187,551
1,250	Axis Capital Holdings Ltd., (Bermuda)	52,025
600	Everest Re Group Ltd., (Bermuda)	77,916
3,600	Hartford Financial Services Group, Inc.	92,880
2,500	Lincoln National Corp.	81,525
3,300	Principal Financial Group, Inc.	112,299
3,200	Protective Life Corp.	114,560
1,100	Torchmark Corp.	65,780
7,600	Unum Group	214,700
2,500	Validus Holdings Ltd., (Bermuda)	93,425

		1,843,533

	Real Estate Investment Trusts (REITs) — 7.6%
1,200	American Capital Agency Corp.	39,336
6,600	Annaly Capital Management, Inc.	104,874
6,100	Apartment Investment & Management Co., Class A	187,026
200	AvalonBay Communities, Inc.	25,334
5,800	Brandywine Realty Trust	86,130
1,100	Camden Property Trust	75,548
1,800	Chimera Investment Corp.	5,742
3,525	CommonWealth REIT	79,101
3,900	DDR Corp.	67,938
4,300	Digital Realty Trust, Inc.	287,713
3,400	Douglas Emmett, Inc. (m)	84,762
22,400	Duke Realty Corp.	380,352
1,600	Equity Residential	88,096
1,500	Extra Space Storage, Inc.	58,905
3,300	Health Care REIT, Inc.	224,103
11,510	Hospitality Properties Trust	315,834
7,700	Host Hotels & Resorts, Inc.	134,673
2,050	Mack-Cali Realty Corp.	58,651
3,000	Post Properties, Inc.	141,300
5,200	Retail Properties of America, Inc., Class A	76,960
600	SL Green Realty Corp.	51,666
2,700	Taubman Centers, Inc.	209,682
2,922	Ventas, Inc.	213,890

		2,997,616

	Real Estate Management & Development — 0.3%
5,500	St. Joe Co. (The) (a)	116,875

	Total Financials	7,149,521

	Health Care — 11.3%
	Biotechnology — 2.4%
3,700	Alexion Pharmaceuticals, Inc. (a)	340,918
2,900	BioMarin Pharmaceutical, Inc. (a)	180,554
2,400	Medivation, Inc. (a)	112,248
5,581	Vertex Pharmaceuticals, Inc. (a)	306,843

		940,563

	Health Care Equipment & Supplies — 3.0%
3,300	Alere, Inc. (a)	84,249
4,200	Cooper Cos., Inc. (The)	453,096
7,500	Hologic, Inc. (a)	169,500
3,800	Thoratec Corp. (a)	142,500
4,300	Zimmer Holdings, Inc.	323,446

		1,172,791

	Health Care Providers & Services — 3.9%
9,300	AmerisourceBergen Corp.	478,485
4,900	Community Health Systems, Inc.	232,211
6,300	HCA Holdings, Inc.	255,969
7,100	Humana, Inc.	490,681

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
2,000	Omnicare, Inc.	81,440

		1,538,786

	Life Sciences Tools & Services — 0.6%
3,600	Life Technologies Corp. (a)	232,668

	Pharmaceuticals — 1.4%
5,200	Endo Health Solutions, Inc. (a)	159,952
1,700	Perrigo Co.	201,841
15,800	Warner Chilcott plc, (Ireland), Class A	214,090

		575,883

	Total Health Care	4,460,691

	Industrials — 12.8%
	Aerospace & Defense — 1.7%
1,400	Alliant Techsystems, Inc.	101,402
6,866	Huntington Ingalls Industries, Inc.	366,164
2,250	L-3 Communications Holdings, Inc.	182,070
300	Northrop Grumman Corp.	21,045

		670,681

	Airlines — 0.6%
1,900	Copa Holdings S.A., (Panama), Class A	227,259

	Commercial Services & Supplies — 1.3%
23,100	KAR Auction Services, Inc.	462,693
3,330	R.R. Donnelley & Sons Co.	40,127

		502,820

	Construction & Engineering — 2.7%
15,400	AECOM Technology Corp. (a)	505,120
3,400	Chicago Bridge & Iron Co. N.V., (Netherlands)	211,140
6,300	KBR, Inc.	202,104
3,600	URS Corp.	170,676

		1,089,040

	Electrical Equipment — 1.2%
2,400	Babcock & Wilcox Co. (The)	68,184
3,750	Hubbell, Inc., Class B	364,162
600	Regal-Beloit Corp.	48,936

		481,282

	Machinery — 4.4%
3,800	AGCO Corp.	198,056
800	Gardner Denver, Inc.	60,088
4,900	Ingersoll-Rand plc, (Ireland)	269,549
2,500	Lincoln Electric Holdings, Inc.	135,450
2,000	Oshkosh Corp. (a)	84,980
5,345	Parker Hannifin Corp.	489,495
5,800	Timken Co.	328,164
2,900	Toro Co. (The)	133,516
500	WABCO Holdings, Inc. (a)	35,295

		1,734,593

	Marine — 0.3%
1,300	Kirby Corp. (a)	99,840

	Professional Services — 0.0% (g)
200	Dun & Bradstreet Corp. (The)	16,730

	Road & Rail — 0.5%
5,600	CSX Corp.	137,928
1,400	Landstar System, Inc.	79,926

		217,854

	Trading Companies & Distributors — 0.1%
1,500	Air Lease Corp.	43,980

	Total Industrials	5,084,079

	Information Technology — 15.1%
	Communications Equipment — 0.7%
18,200	Brocade Communications Systems, Inc. (a)	105,014
3,900	Harris Corp.	180,726

		285,740

	Computers & Peripherals — 1.3%
7,200	Fusion-io, Inc. (a)	117,864
8,250	Western Digital Corp.	414,810

		532,674

	Electronic Equipment, Instruments & Components — 1.6%
4,300	Arrow Electronics, Inc. (a)	174,666
8,000	Avnet, Inc. (a)	289,600
1,900	Tech Data Corp. (a)	86,659
4,700	Vishay Intertechnology, Inc. (a)	63,967

		614,892

	Internet Software & Services — 1.0%
2,200	LinkedIn Corp., Class A (a)	387,332

	IT Services — 4.2%
3,450	Alliance Data Systems Corp. (a)	558,520
700	Amdocs Ltd.	25,375
15,500	Computer Sciences Corp.	763,065
1,500	DST Systems, Inc.	106,905
3,300	Fidelity National Information Services, Inc.	130,746
3,700	Lender Processing Services, Inc.	94,202

		1,678,813

	Office Electronics — 0.7%
32,000	Xerox Corp.	275,200

	Semiconductors & Semiconductor Equipment — 2.8%
1,400	Analog Devices, Inc.	65,086

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
13,200	Applied Materials, Inc.	177,936
1,800	KLA-Tencor Corp.	94,932
1,700	Lam Research Corp. (a)	70,482
15,000	LSI Corp. (a)	101,700
15,400	Marvell Technology Group Ltd., (Bermuda)	162,932
11,800	NVIDIA Corp.	151,276
4,100	Skyworks Solutions, Inc. (a)	90,323
6,800	Teradyne, Inc. (a)	110,296
1,950	Xilinx, Inc.	74,432

		1,099,395

	Software — 2.8%
8,400	Activision Blizzard, Inc.	122,388
800	Autodesk, Inc. (a)	32,992
16,600	CA, Inc.	417,822
3,500	Rovi Corp. (a)	74,935
14,800	Symantec Corp. (a)	365,264
2,200	Synopsys, Inc. (a)	78,936

		1,092,337

	Total Information Technology	5,966,383

	Materials — 5.0%
	Chemicals — 2.7%
1,901	Axiall Corp.	118,166
1,400	CF Industries Holdings, Inc.	266,518
2,600	Huntsman Corp.	48,334
3,216	PPG Industries, Inc.	430,751
3,200	Valspar Corp.	199,200

		1,062,969

	Containers & Packaging — 0.4%
2,400	Crown Holdings, Inc. (a)	99,864
500	Greif, Inc., Class A	26,810
400	Rock Tenn Co., Class A	37,116

		163,790

	Metals & Mining — 0.9%
3,050	Cliffs Natural Resources, Inc.	57,981
900	Nucor Corp.	41,535
1,600	Reliance Steel & Aluminum Co.	113,872
1,200	Royal Gold, Inc.	85,236
3,800	Steel Dynamics, Inc.	60,306

		358,930

	Paper & Forest Products — 1.0%
1,900	Domtar Corp., (Canada)	147,478
5,400	International Paper Co.	251,532

		399,010

	Total Materials	1,984,699

	Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.0%
95,000	Frontier Communications Corp.	378,100

	Wireless Telecommunication Services — 0.8%
2,700	Crown Castle International Corp. (a)	188,028
1,800	SBA Communications Corp., Class A (a)	129,636

		317,664

	Total Telecommunication Services	695,764

	Utilities — 5.8%
	Electric Utilities — 0.2%
2,600	NV Energy, Inc.	52,078
600	Pinnacle West Capital Corp.	34,734

		86,812

	Gas Utilities — 0.8%
3,800	Questar Corp.	92,454
5,950	UGI Corp.	228,421

		320,875

	Independent Power Producers & Energy Traders — 0.3%
9,900	AES Corp. (The)	124,443

	Multi-Utilities — 4.5%
2,850	Alliant Energy Corp.	143,013
4,000	Ameren Corp.	140,080
12,330	CenterPoint Energy, Inc.	295,427
5,400	CMS Energy Corp.	150,876
2,700	Consolidated Edison, Inc.	164,781
4,600	DTE Energy Co.	314,364
3,550	MDU Resources Group, Inc.	88,714
4,200	Sempra Energy	335,748
7,600	TECO Energy, Inc.	135,432

		1,768,435

	Total Utilities	2,300,565

	Total Common Stocks (Cost $30,022,875)	39,079,662

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
60,000	U.S. Treasury Note, 0.250%, 11/30/13 (k) (Cost $60,016)	60,040

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.2%
	Investment Company — 1.2%
487,532	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $487,532)	487,532

	Total Investments — 100.1% (Cost $30,570,423)	39,627,234
	Liabilities in Excess of Other Assets — (0.1)%	(55,654)

	NET ASSETS — 100.0%	$39,571,580

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	S&P Mid Cap 400	06/21/13	$460,400	$6,462

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,613,542
Aggregate gross unrealized depreciation	(556,731)

Net unrealized appreciation/depreciation	$9,056,811

Federal income tax cost of investments	$30,570,423

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$39,567,194	$60,040	$—	$39,627,234
Appreciation in Other Financial Instruments
Futures Contracts	$6,462	$—	$—	$6,462

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.3%
	Consumer Discretionary — 20.9%
	Automobiles — 2.4%
22,700	Harley-Davidson, Inc.	1,209,910
13,900	Tesla Motors, Inc. (a)	526,671

		1,736,581

	Hotels, Restaurants & Leisure — 2.8%
30,200	Marriott International, Inc., Class A	1,275,346
5,850	Wynn Resorts Ltd.	732,186

		2,007,532

	Household Durables — 1.0%
6,400	Mohawk Industries, Inc. (a)	723,968

	Media — 1.7%
9,000	Discovery Communications, Inc., Class A (a)	708,660
9,700	Madison Square Garden Co. (The), Class A (a)	558,720

		1,267,380

	Specialty Retail — 9.6%
20,000	GNC Holdings, Inc., Class A	785,600
15,700	O’Reilly Automotive, Inc. (a)	1,610,035
9,100	PetSmart, Inc.	565,110
11,200	Ross Stores, Inc.	678,944
18,011	Sally Beauty Holdings, Inc. (a)	529,163
10,000	Tractor Supply Co.	1,041,300
22,700	Urban Outfitters, Inc. (a)	879,398
16,600	Williams-Sonoma, Inc.	855,232

		6,944,782

	Textiles, Apparel & Luxury Goods — 3.4%
11,400	Lululemon Athletica, Inc., (Canada) (a)	710,790
20,400	Michael Kors Holdings Ltd., (Hong Kong) (a)	1,158,516
11,400	Under Armour, Inc., Class A (a)	583,680

		2,452,986

	Total Consumer Discretionary	15,133,229

	Consumer Staples — 0.7%
	Food Products — 0.7%
28,000	WhiteWave Foods Co., Class A (a)	477,960

	Energy — 5.4%
	Energy Equipment & Services — 2.0%
10,470	Cameron International Corp. (a)	682,644
11,900	Oceaneering International, Inc.	790,279

		1,472,923

	Oil, Gas & Consumable Fuels — 3.4%
9,000	Cabot Oil & Gas Corp.	608,490
11,300	Concho Resources, Inc. (a)	1,100,959
9,200	Range Resources Corp.	745,568

		2,455,017

	Total Energy	3,927,940

	Financials — 9.5%
	Capital Markets — 4.0%
3,200	Artisan Partners Asset Management, Inc. (a)	126,240
44,800	Blackstone Group LP (The)	886,144
17,600	Lazard Ltd., (Bermuda), Class A	600,688
17,180	T. Rowe Price Group, Inc.	1,286,267

		2,899,339

	Commercial Banks — 2.1%
7,700	M&T Bank Corp.	794,332
8,900	Signature Bank (a)	700,964

		1,495,296

	Diversified Financial Services — 1.6%
21,900	Moody’s Corp.	1,167,708

	Insurance — 1.0%
16,700	Axis Capital Holdings Ltd., (Bermuda)	695,054

	Real Estate Investment Trusts (REITs) — 0.8%
14,800	Prologis, Inc.	591,704

	Total Financials	6,849,101

	Health Care — 16.3%
	Biotechnology — 4.0%
5,040	Alexion Pharmaceuticals, Inc. (a)	464,386
10,200	Onyx Pharmaceuticals, Inc. (a)	906,372
5,250	Regeneron Pharmaceuticals, Inc. (a)	926,100
10,500	Vertex Pharmaceuticals, Inc. (a)	577,290

		2,874,148

	Health Care Equipment & Supplies — 2.2%
12,000	Sirona Dental Systems, Inc. (a)	884,760
18,500	Thoratec Corp. (a)	693,750

		1,578,510

	Health Care Providers & Services — 3.8%
29,700	Brookdale Senior Living, Inc. (a)	828,036
5,000	DaVita HealthCare Partners, Inc. (a)	592,950
17,800	Health Net, Inc. (a)	509,436
11,910	Humana, Inc.	823,100

		2,753,522

	Life Sciences Tools & Services — 3.4%
28,200	Agilent Technologies, Inc.	1,183,554
30,300	Bruker Corp. (a)	578,730

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Life Sciences Tools & Services — Continued
13,320	Illumina, Inc. (a)	719,280

		2,481,564

	Pharmaceuticals — 2.9%
10,200	Actavis, Inc. (a)	939,522
15,400	Valeant Pharmaceuticals International, Inc., (Canada) (a)	1,155,308

		2,094,830

	Total Health Care	11,782,574

	Industrials — 21.1%
	Airlines — 0.9%
38,200	Delta Air Lines, Inc. (a)	630,682

	Building Products — 1.1%
22,000	Fortune Brands Home & Security, Inc. (a)	823,460

	Commercial Services & Supplies — 1.4%
9,440	Stericycle, Inc. (a)	1,002,339

	Construction & Engineering — 1.2%
13,500	Fluor Corp.	895,455

	Electrical Equipment — 3.2%
10,600	Acuity Brands, Inc.	735,110
14,300	Generac Holdings, Inc.	505,362
12,535	Rockwell Automation, Inc.	1,082,397

		2,322,869

	Industrial Conglomerates — 1.7%
18,200	Carlisle Cos., Inc.	1,233,778

	Machinery — 3.7%
3,500	Flowserve Corp.	586,985
17,100	Pall Corp.	1,169,127
8,597	Wabtec Corp.	877,840

		2,633,952

	Marine — 1.2%
11,500	Kirby Corp. (a)	883,200

	Professional Services — 1.1%
21,300	Nielsen Holdings N.V.	762,966

	Road & Rail — 3.1%
7,500	Canadian Pacific Railway Ltd., (Canada)	978,525
17,200	J.B. Hunt Transport Services, Inc.	1,281,056

		2,259,581

	Trading Companies & Distributors — 2.5%
18,000	Air Lease Corp.	527,760
15,200	MSC Industrial Direct Co., Inc., Class A	1,303,856

		1,831,616

	Total Industrials	15,279,898

	Information Technology — 20.2%
	Communications Equipment — 2.7%
31,000	Aruba Networks, Inc. (a)	766,940
6,600	F5 Networks, Inc. (a)	587,928
11,000	Palo Alto Networks, Inc. (a)	622,600

		1,977,468

	Electronic Equipment, Instruments & Components — 1.7%
16,100	Amphenol Corp., Class A	1,201,865

	Internet Software & Services — 2.7%
11,800	Akamai Technologies, Inc. (a)	416,422
4,600	LinkedIn Corp., Class A (a)	809,876
12,000	OpenTable, Inc. (a)	755,760

		1,982,058

	IT Services — 4.8%
8,570	Alliance Data Systems Corp. (a)	1,387,397
22,400	CoreLogic, Inc. (a)	579,264
19,200	FleetCor Technologies, Inc. (a)	1,472,064

		3,438,725

	Semiconductors & Semiconductor Equipment — 4.1%
35,000	Avago Technologies Ltd., (Singapore)	1,257,200
15,200	KLA-Tencor Corp.	801,648
23,200	Xilinx, Inc.	885,544

		2,944,392

	Software — 4.2%
10,400	Citrix Systems, Inc. (a)	750,464
13,600	Red Hat, Inc. (a)	687,616
8,700	SolarWinds, Inc. (a)	514,170
12,200	Splunk, Inc. (a)	488,366
9,700	Workday, Inc., Class A (a)	597,811

		3,038,427

	Total Information Technology	14,582,935

	Materials — 5.2%
	Chemicals — 5.2%
9,800	PPG Industries, Inc.	1,312,612
9,900	Sherwin-Williams Co. (The)	1,672,011
9,600	W.R. Grace & Co. (a)	744,096

	Total Materials	3,728,719

	Total Common Stocks (Cost $57,704,115)	71,762,356

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.5%
	Investment Company — 0.5%
364,459	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $364,459)	364,459

	Total Investments — 99.8% (Cost $58,068,574)	72,126,815

	Other Assets in Excess of Liabilities — 0.2%	152,180

	NET ASSETS — 100.0%	$72,278,995

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,386,045
Aggregate gross unrealized depreciation	(327,804)

Net unrealized appreciation/depreciation	$14,058,241

Federal income tax cost of investments	$58,068,574

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$72,126,815	$—	$—	$72,126,815

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.7%
	Consumer Discretionary — 20.9%
	Distributors — 1.1%
46,240	Genuine Parts Co.	3,606,720

	Hotels, Restaurants & Leisure — 2.5%
41,641	Darden Restaurants, Inc.	2,152,007
81,986	Marriott International, Inc., Class A	3,462,269
40,400	Yum! Brands, Inc.	2,906,376

		8,520,652

	Household Durables — 1.6%
28,330	Jarden Corp. (a)	1,213,919
37,300	Mohawk Industries, Inc. (a)	4,219,376

		5,433,295

	Internet & Catalog Retail — 1.3%
43,700	Expedia, Inc.	2,622,437
32,500	TripAdvisor, Inc. (a)	1,706,900

		4,329,337

	Media — 2.6%
41,720	Cablevision Systems Corp., Class A	624,131
60,700	CBS Corp. (Non-Voting), Class B	2,834,083
90,804	Clear Channel Outdoor Holdings, Inc., Class A (a)	680,122
94,400	DISH Network Corp., Class A	3,577,760
48,900	Gannett Co., Inc.	1,069,443

		8,785,539

	Multiline Retail — 2.5%
66,500	Family Dollar Stores, Inc.	3,926,825
98,400	Kohl’s Corp.	4,539,192

		8,466,017

	Specialty Retail — 7.6%
12,460	AutoZone, Inc. (a)	4,943,754
65,370	Bed Bath & Beyond, Inc. (a)	4,211,135
113,290	Gap, Inc. (The)	4,010,466
41,700	PetSmart, Inc.	2,589,570
31,740	Tiffany & Co.	2,207,200
72,800	TJX Cos., Inc.	3,403,400
79,200	Williams-Sonoma, Inc.	4,080,384

		25,445,909

	Textiles, Apparel & Luxury Goods — 1.7%
28,500	PVH Corp.	3,044,085
14,800	V.F. Corp.	2,482,700

		5,526,785

	Total Consumer Discretionary	70,114,254

	Consumer Staples — 4.8%
	Beverages — 2.4%
55,840	Beam, Inc.	3,548,074
23,473	Brown-Forman Corp., Class B	1,675,972
58,691	Dr. Pepper Snapple Group, Inc.	2,755,542

		7,979,588

	Food Products — 1.4%
37,700	Hershey Co. (The)	3,299,881
12,430	JM Smucker Co. (The)	1,232,559

		4,532,440

	Household Products — 1.0%
35,300	Energizer Holdings, Inc.	3,520,469

	Total Consumer Staples	16,032,497

	Energy — 7.0%
	Oil, Gas & Consumable Fuels — 7.0%
49,914	Devon Energy Corp.	2,816,148
107,190	Energen Corp.	5,574,952
46,710	EQT Corp.	3,164,602
51,500	Marathon Petroleum Corp.	4,614,400
45,400	PBF Energy, Inc.	1,687,518
79,600	QEP Resources, Inc.	2,534,464
84,080	Williams Cos., Inc. (The)	3,149,637

	Total Energy	23,541,721

	Financials — 25.7%
	Capital Markets — 5.5%
77,700	Ameriprise Financial, Inc.	5,722,605
185,900	Charles Schwab Corp. (The)	3,288,571
119,800	Invesco Ltd.	3,469,408
46,530	Northern Trust Corp.	2,538,677
47,740	T. Rowe Price Group, Inc.	3,574,294

		18,593,555

	Commercial Banks — 6.0%
40,770	City National Corp.	2,401,761
26,640	Cullen/Frost Bankers, Inc.	1,665,799
271,200	Fifth Third Bancorp	4,423,272
36,100	First Republic Bank	1,394,182
187,200	Huntington Bancshares, Inc.	1,383,408
36,870	M&T Bank Corp.	3,803,509
111,800	SunTrust Banks, Inc.	3,220,958
73,700	Zions Bancorp	1,841,763

		20,134,652

	Insurance — 9.5%
8,498	Alleghany Corp. (a)	3,364,528
34,500	Chubb Corp. (The)	3,019,785

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
82,800	Hartford Financial Services Group, Inc.	2,136,240
126,080	Loews Corp.	5,556,346
132,900	Marsh & McLennan Cos., Inc.	5,046,213
175,774	Old Republic International Corp.	2,234,087
77,282	OneBeacon Insurance Group Ltd., Class A	1,044,853
109,900	Unum Group	3,104,675
70,110	W.R. Berkley Corp.	3,110,781
104,200	XL Group plc, (Ireland)	3,157,260

		31,774,768

	Real Estate Investment Trusts (REITs) — 3.0%
150,200	Annaly Capital Management, Inc.	2,386,678
52,200	HCP, Inc.	2,602,692
49,420	Regency Centers Corp.	2,614,812
30,144	Vornado Realty Trust	2,521,244

		10,125,426

	Real Estate Management & Development — 0.7%
130,680	Brookfield Office Properties, Inc.	2,243,776

	Thrifts & Mortgage Finance — 1.0%
55,100	Capitol Federal Financial, Inc.	665,057
187,480	People’s United Financial, Inc.	2,519,731

		3,184,788

	Total Financials	86,056,965

	Health Care — 4.1%
	Health Care Equipment & Supplies — 0.5%
53,500	CareFusion Corp. (a)	1,871,965

	Health Care Providers & Services — 3.6%
64,100	AmerisourceBergen Corp.	3,297,945
68,700	Cigna Corp.	4,284,819
22,800	Henry Schein, Inc. (a)	2,110,140
33,600	Humana, Inc.	2,322,096

		12,015,000

	Total Health Care	13,886,965

	Industrials — 10.0%
	Aerospace & Defense — 0.5%
23,280	Alliant Techsystems, Inc.	1,686,170

	Building Products — 0.9%
80,440	Fortune Brands Home & Security, Inc. (a)	3,010,869

	Commercial Services & Supplies — 0.7%
71,130	Republic Services, Inc.	2,347,290

	Electrical Equipment — 2.2%
81,400	AMETEK, Inc.	3,529,504
47,300	Regal-Beloit Corp.	3,857,788

		7,387,292

	Industrial Conglomerates — 1.0%
51,740	Carlisle Cos., Inc.	3,507,455

	Machinery — 2.6%
64,900	IDEX Corp.	3,466,958
82,300	Rexnord Corp. (a)	1,747,229
40,800	Snap-on, Inc.	3,374,160

		8,588,347

	Professional Services — 1.0%
59,100	Equifax, Inc.	3,403,569

	Trading Companies & Distributors — 1.1%
40,900	MSC Industrial Direct Co., Inc., Class A	3,508,402

	Total Industrials	33,439,394

	Information Technology — 7.2%
	Electronic Equipment, Instruments & Components — 2.5%
58,640	Amphenol Corp., Class A	4,377,476
97,910	Arrow Electronics, Inc. (a)	3,977,104

		8,354,580

	IT Services — 1.3%
94,090	Jack Henry & Associates, Inc.	4,347,899

	Semiconductors & Semiconductor Equipment — 2.5%
102,600	Analog Devices, Inc.	4,769,874
94,200	Xilinx, Inc.	3,595,614

		8,365,488

	Software — 0.9%
85,400	Synopsys, Inc. (a)	3,064,152

	Total Information Technology	24,132,119

	Materials — 7.5%
	Chemicals — 4.0%
40,700	Airgas, Inc.	4,035,812
61,846	Albemarle Corp.	3,866,612
14,630	Sherwin-Williams Co. (The)	2,470,861
40,650	Sigma-Aldrich Corp.	3,157,692

		13,530,977

	Containers & Packaging — 3.5%
111,160	Ball Corp.	5,288,993
31,500	Rock Tenn Co., Class A	2,922,885
71,590	Silgan Holdings, Inc.	3,382,627

		11,594,505

	Total Materials	25,125,482

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Telecommunication Services — 0.3%
	Wireless Telecommunication Services — 0.3%
43,390	Telephone & Data Systems, Inc.	914,227

	Utilities — 9.2%
	Electric Utilities — 3.1%
169,100	NV Energy, Inc.	3,387,073
108,820	Westar Energy, Inc.	3,610,648
115,080	Xcel Energy, Inc.	3,417,876

		10,415,597

	Gas Utilities — 0.7%
21,340	ONEOK, Inc.	1,017,278
48,300	Questar Corp.	1,175,139

		2,192,417

	Multi-Utilities — 5.4%
136,700	CenterPoint Energy, Inc.	3,275,332
137,940	CMS Energy Corp.	3,854,043
140,300	NiSource, Inc.	4,116,402
45,600	Sempra Energy	3,645,264
73,700	Wisconsin Energy Corp.	3,160,993

		18,052,034

	Total Utilities	30,660,048

	Total Common Stocks (Cost $212,949,390)	323,903,672

Short-Term Investment — 3.7%
	Investment Company — 3.7%
12,262,889	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $12,262,889)	12,262,889

	Total Investments — 100.4% (Cost $225,212,279)	336,166,561
	Liabilities in Excess of Other Assets — (0.4)%	(1,192,892)

	NET ASSETS — 100.0%	$334,973,669

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$112,350,377
Aggregate gross unrealized depreciation	(1,396,095)

Net unrealized appreciation/depreciation	$110,954,282

Federal income tax cost of investments	$225,212,279

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$336,166,561	$—	$—	$336,166,561

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.4%
	Consumer Discretionary — 13.2%
	Auto Components — 1.2%
23,800	Cooper Tire & Rubber Co.	610,708
13,000	Standard Motor Products, Inc.	360,360

		971,068

	Distributors — 0.2%
600	Core-Mark Holding Co., Inc.	30,786
12,660	VOXX International Corp. (a)	135,589

		166,375

	Diversified Consumer Services — 0.4%
6,200	Bridgepoint Education, Inc. (a)	63,426
1,000	Bright Horizons Family Solutions, Inc. (a)	33,790
1,500	Capella Education Co. (a)	46,710
2,300	Carriage Services, Inc.	48,875
800	Coinstar, Inc. (a)	46,736
15,300	Corinthian Colleges, Inc. (a)	32,130
537	Mac-Gray Corp.	6,874

		278,541

	Hotels, Restaurants & Leisure — 2.3%
11,200	Ameristar Casinos, Inc.	293,776
380	Biglari Holdings, Inc. (a)	141,812
1,700	Cracker Barrel Old Country Store, Inc.	137,445
2,100	Del Frisco’s Restaurant Group, Inc. (a)	34,860
900	DineEquity, Inc.	61,911
12,700	Domino’s Pizza, Inc.	653,288
25,857	Ruth’s Hospitality Group, Inc. (a)	246,676
19,000	Sonic Corp. (a)	244,720

		1,814,488

	Household Durables — 1.9%
10,400	American Greetings Corp., Class A	167,440
42	CSS Industries, Inc.	1,091
15,500	Helen of Troy Ltd., (Bermuda) (a)	594,580
3,289	Jarden Corp. (a)	140,912
11,200	KB Home	243,824
2,300	Libbey, Inc. (a)	44,459
8,100	Lifetime Brands, Inc.	92,421
3,100	MDC Holdings, Inc.	113,615
1,600	NACCO Industries, Inc., Class A	85,376
3,200	TRI Pointe Homes, Inc. (a)	64,480

		1,548,198

	Leisure Equipment & Products — 0.2%
700	Arctic Cat, Inc. (a)	30,590
100	Johnson Outdoors, Inc., Class A (a)	2,384
13,800	LeapFrog Enterprises, Inc. (a)	118,128
900	Sturm Ruger & Co., Inc.	45,657

		196,759

	Media — 0.7%
4,100	Carmike Cinemas, Inc. (a)	74,292
17,500	Entercom Communications Corp., Class A (a)	130,200
14,100	Journal Communications, Inc., Class A (a)	94,752
21,500	LIN TV Corp., Class A (a)	236,285
2,700	Sinclair Broadcast Group, Inc., Class A	54,648

		590,177

	Multiline Retail — 0.9%
7,000	Dillard’s, Inc., Class A	549,850
16,300	Tuesday Morning Corp. (a)	126,488

		676,338

	Specialty Retail — 3.9%
17,500	Brown Shoe Co., Inc.	280,000
12,406	Cabela’s, Inc. (a)	754,036
19,600	Conn’s, Inc. (a)	703,640
5,000	Destination Maternity Corp.	117,000
11,100	Express, Inc. (a)	197,691
5,025	Finish Line, Inc. (The), Class A	98,440
40,700	OfficeMax, Inc.	472,527
11,300	Rent-A-Center, Inc.	417,422
300	Restoration Hardware Holdings, Inc. (a)	10,500
1,900	Tilly’s, Inc., Class A (a)	24,168

		3,075,424

	Textiles, Apparel & Luxury Goods — 1.5%
12,600	G-III Apparel Group Ltd. (a)	505,386
20,400	Iconix Brand Group, Inc. (a)	527,748
9,000	Perry Ellis International, Inc.	163,710
2,300	RG Barry Corp.	30,797

		1,227,641

	Total Consumer Discretionary	10,545,009

	Consumer Staples — 2.9%
	Beverages — 0.1%
1,100	Coca-Cola Bottling Co. Consolidated	66,352

	Food & Staples Retailing — 1.0%
3,400	Nash Finch Co.	66,572

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Food & Staples Retailing — Continued
25,600	Rite Aid Corp. (a)	48,640
28,000	Spartan Stores, Inc.	491,400
27,800	SUPERVALU, Inc.	140,112
1,700	Village Super Market, Inc., Class A	57,273

		803,997

	Food Products — 1.1%
6,600	B&G Foods, Inc.	201,234
5,600	Darling International, Inc. (a)	100,576
3,100	Fresh Del Monte Produce, Inc.	83,638
2,600	John B Sanfilippo & Son, Inc.	51,948
14,800	Pilgrim’s Pride Corp. (a)	136,012
9,500	Pinnacle Foods, Inc. (a)	210,995
2,700	Sanderson Farms, Inc.	147,474

		931,877

	Personal Products — 0.7%
172	Elizabeth Arden, Inc. (a)	6,923
9,525	Prestige Brands Holdings, Inc. (a)	244,697
4,500	Revlon, Inc., Class A (a)	100,620
4,000	USANA Health Sciences, Inc. (a)	193,320

		545,560

	Total Consumer Staples	2,347,786

	Energy — 5.0%
	Energy Equipment & Services — 1.8%
9,200	C&J Energy Services, Inc. (a)	210,680
2,100	Dawson Geophysical Co. (a)	63,000
10,200	Forum Energy Technologies, Inc. (a)	293,352
8,000	Gulfmark Offshore, Inc., Class A	311,680
10,300	Helix Energy Solutions Group, Inc. (a)	235,664
10,812	Superior Energy Services, Inc. (a)	280,788

		1,395,164

	Oil, Gas & Consumable Fuels — 3.2%
2,000	Alon USA Energy, Inc.	38,100
2,200	Bonanza Creek Energy, Inc. (a)	85,074
3,000	Cloud Peak Energy, Inc. (a)	56,340
5,600	Delek U.S. Holdings, Inc.	220,976
10,600	Energy XXI Bermuda Ltd., (Bermuda)	288,532
23,500	EPL Oil & Gas, Inc. (a)	630,035
10,400	EXCO Resources, Inc.	74,152
3,000	Gulfport Energy Corp. (a)	137,490
5,675	McMoRan Exploration Co. (a)	92,786
5,900	Renewable Energy Group, Inc. (a)	45,371
16,925	Vaalco Energy, Inc. (a)	128,461
16,300	W&T Offshore, Inc.	231,460
10,700	Warren Resources, Inc. (a)	34,347
11,400	Western Refining, Inc.	403,674
600	Westmoreland Coal Co. (a)	6,816
2,400	World Fuel Services Corp.	95,328
		2,568,942

	Total Energy	3,964,106

	Financials — 21.9%
	Capital Markets — 0.8%
1,300	Artisan Partners Asset Management, Inc. (a)	51,285
14,400	BGC Partners, Inc., Class A	59,904
18,700	Cowen Group, Inc., Class A (a)	52,734
5,189	Gladstone Capital Corp.	47,739
15,100	KCAP Financial, Inc.	162,627
5,300	Manning & Napier, Inc.	87,662
3,300	Piper Jaffray Cos. (a)	113,190
1,218	Prospect Capital Corp.	13,288
3,585	SWS Group, Inc. (a)	21,689

		610,118

	Commercial Banks — 6.0%
3,000	Banco Latinoamericano de Comercio Exterior S.A., (Panama), Class E	74,220
11,200	BBCN Bancorp, Inc.	146,272
1,200	Bridge Bancorp, Inc.	25,812
12,391	Cardinal Financial Corp.	225,268
1,100	Cascade Bancorp (a)	7,436
6,600	Cathay General Bancorp	132,792
1,200	Center Bancorp, Inc.	14,916
3,800	Citizens & Northern Corp.	74,100
5,900	Citizens Republic Bancorp, Inc. (a)	133,045
3,125	City Holding Co.	124,344
4,400	Community Bank System, Inc.	130,372
1,340	Community Trust Bancorp, Inc.	45,600
1,100	ConnectOne Bancorp, Inc. (a)	34,375
3,200	East West Bancorp, Inc.	82,144
1,387	Fidelity Southern Corp. (a)	15,950
4,000	Financial Institutions, Inc.	79,840
42,400	First Commonwealth Financial Corp.	316,304
4,800	First Community Bancshares, Inc.	76,080
4,800	First Financial Bancorp	77,040
3,700	First Merchants Corp.	57,239
12,300	FNB Corp.	148,830
28,625	Hanmi Financial Corp. (a)	458,000
3,900	Heartland Financial USA, Inc.	98,553
3,800	Huntington Bancshares, Inc.	28,082
975	Iberiabank Corp.	48,770
2,131	Lakeland Bancorp, Inc.	20,990
1,700	Lakeland Financial Corp.	45,373

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Commercial Banks — Continued
3,500	MainSource Financial Group, Inc.	49,140
3,100	MetroCorp Bancshares, Inc. (a)	31,279
2,100	National Bank Holdings Corp., Class A	38,430
1,200	National Bankshares, Inc.	41,916
2,571	NBT Bancorp, Inc.	56,948
14,000	Oriental Financial Group, Inc.	217,140
4,600	PacWest Bancorp	133,906
8,100	Park Sterling Corp. (a)	45,684
2,500	Peoples Bancorp, Inc.	55,975
8,200	Pinnacle Financial Partners, Inc. (a)	191,552
2,400	Preferred Bank (a)	37,872
1,300	Prosperity Bancshares, Inc.	61,607
500	Renasant Corp.	11,190
1,363	Republic Bancorp, Inc., Class A	30,858
4,650	Sierra Bancorp	61,148
2,007	Southside Bancshares, Inc.	42,167
13,035	Southwest Bancorp, Inc. (a)	163,720
11,500	Susquehanna Bancshares, Inc.	142,945
1,300	SVB Financial Group (a)	92,222
3,000	Texas Capital Bancshares, Inc. (a)	121,350
2,300	WesBanco, Inc.	55,085
3,600	West Bancorp, Inc.	39,960
56,300	Wilshire Bancorp, Inc. (a)	381,714

		4,825,555

	Consumer Finance — 2.6%
2,000	Asset Acceptance Capital Corp. (a)	13,480
3,100	Cash America International, Inc.	162,657
15,746	DFC Global Corp. (a)	262,013
15,500	Encore Capital Group, Inc. (a)	466,550
6,300	Nelnet, Inc., Class A	212,940
2,100	Portfolio Recovery Associates, Inc. (a)	266,532
7,925	World Acceptance Corp. (a)	680,520

		2,064,692

	Diversified Financial Services — 0.7%
24,300	PHH Corp. (a)	533,628

	Insurance — 2.5%
35,400	American Equity Investment Life Holding Co.	527,106
3,700	American Safety Insurance Holdings Ltd., (Bermuda) (a)	92,352
6,225	Aspen Insurance Holdings Ltd., (Bermuda)	240,161
45,300	CNO Financial Group, Inc.	518,685
2,200	Crawford & Co., Class B	16,698
1,400	Horace Mann Educators Corp.	29,190
9,375	Meadowbrook Insurance Group, Inc.	66,094
1,200	Montpelier Re Holdings Ltd., (Bermuda)	31,260
15,000	National Financial Partners Corp. (a)	336,450
3,000	Selective Insurance Group, Inc.	72,030
1,200	Stewart Information Services Corp.	30,564
1,006	Validus Holdings Ltd., (Bermuda)	37,594

		1,998,184

	Real Estate Investment Trusts (REITs) — 8.1%
800	Agree Realty Corp.	24,080
3,683	American Campus Communities, Inc.	166,987
66,400	Anworth Mortgage Asset Corp.	420,312
17,000	Ashford Hospitality Trust, Inc.	210,120
12,600	CapLease, Inc.	80,262
42,900	Capstead Mortgage Corp.	549,978
12,200	CBL & Associates Properties, Inc.	287,920
6,500	Chesapeake Lodging Trust	149,110
2,864	Colonial Properties Trust	64,755
9,800	Coresite Realty Corp.	342,804
24,475	DCT Industrial Trust, Inc.	181,115
8,000	DDR Corp.	139,360
2,700	EastGroup Properties, Inc.	157,140
19,800	Education Realty Trust, Inc.	208,494
35,700	First Industrial Realty Trust, Inc.	611,541
7,300	Glimcher Realty Trust	84,680
1,250	Home Properties, Inc.	79,275
5,200	LaSalle Hotel Properties	131,976
42,209	Lexington Realty Trust	498,066
3,300	LTC Properties, Inc.	134,409
1,200	Mission West Properties, Inc. (a) (i)	—
2,700	Parkway Properties, Inc.	50,085
18,025	Pennsylvania Real Estate Investment Trust	349,505
18,000	Potlatch Corp.	825,480
1,975	PS Business Parks, Inc.	155,867
13,700	RAIT Financial Trust	109,189
2,400	Ramco-Gershenson Properties Trust	40,320
17,000	Redwood Trust, Inc.	394,060
1,200	Sun Communities, Inc.	59,196

		6,506,086

	Thrifts & Mortgage Finance — 1.2%
1,900	BofI Holding, Inc. (a)	68,172
5,000	HomeStreet, Inc. (a)	111,700
2,400	OceanFirst Financial Corp.	34,608
18,775	Ocwen Financial Corp. (a)	711,948
5,500	TrustCo Bank Corp. NY	30,690

		957,118

	Total Financials	17,495,381

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care — 11.0%
	Biotechnology — 4.1%
36,600	Achillion Pharmaceuticals, Inc. (a) (m)	319,884
8,300	Aegerion Pharmaceuticals, Inc. (a) (m)	334,822
2,700	Alnylam Pharmaceuticals, Inc. (a)	65,799
21,900	Anacor Pharmaceuticals, Inc. (a)	141,474
30,700	Ariad Pharmaceuticals, Inc. (a)	555,363
5,900	Celldex Therapeutics, Inc. (a)	68,322
5,800	ChemoCentryx, Inc. (a)	80,156
7,220	Durata Therapeutics, Inc. (a)	64,980
2,711	Genomic Health, Inc. (a)	76,667
16,000	Halozyme Therapeutics, Inc. (a)	92,320
83,000	Idenix Pharmaceuticals, Inc. (a)	295,480
11,200	Incyte Corp., Ltd. (a)	262,192
8,200	Infinity Pharmaceuticals, Inc. (a)	397,454
10,200	Momenta Pharmaceuticals, Inc. (a)	136,068
1,700	Raptor Pharmaceutical Corp. (a)	9,945
17,300	Synta Pharmaceuticals Corp. (a)	148,780
52,100	Threshold Pharmaceuticals, Inc. (a)	240,181

		3,289,887

	Health Care Equipment & Supplies — 3.0%
2,628	ABIOMED, Inc. (a) (m)	49,065
15,750	Cantel Medical Corp.	473,445
16,700	Greatbatch, Inc. (a)	498,829
9,500	Invacare Corp.	123,975
5,500	MAKO Surgical Corp. (a)	61,325
31,447	Navidea Biopharmaceuticals, Inc. (a)	85,221
22,193	NuVasive, Inc. (a)	472,933
6,000	Orthofix International N.V., (Netherlands) (a)	215,220
3,900	PhotoMedex, Inc. (a)	62,751
36,100	RTI Biologics, Inc. (a)	142,234
3,200	Sirona Dental Systems, Inc. (a)	235,936

		2,420,934

	Health Care Providers & Services — 3.1%
444	Almost Family, Inc.	9,071
20,813	Amsurg Corp. (a)	700,149
10,000	Centene Corp. (a)	440,400
15,300	Five Star Quality Care, Inc. (a)	102,357
18,900	Gentiva Health Services, Inc. (a)	204,498
13,100	Molina Healthcare, Inc. (a)	404,397
3,800	Owens & Minor, Inc.	123,728
33,300	Select Medical Holdings Corp.	299,700
27,823	Skilled Healthcare Group, Inc., Class A (a)	182,797
2,800	Triple-S Management Corp., Class B (a)	48,776

		2,515,873

	Health Care Technology — 0.4%
15,000	MedAssets, Inc. (a)	288,750

	Life Sciences Tools & Services — 0.1%
7,100	Cambrex Corp. (a)	90,809

	Pharmaceuticals — 0.3%
9,800	Impax Laboratories, Inc. (a)	151,312
2,500	ViroPharma, Inc. (a)	62,900

		214,212

	Total Health Care	8,820,465

	Industrials — 16.3%
	Aerospace & Defense — 1.7%
5,900	AAR Corp. (m)	108,501
1,100	Curtiss-Wright Corp.	38,170
4,600	Esterline Technologies Corp. (a)	348,220
899	GenCorp, Inc. (a)	11,957
6,400	LMI Aerospace, Inc. (a)	133,056
9,280	Sypris Solutions, Inc.	38,790
9,100	Triumph Group, Inc.	714,350

		1,393,044

	Air Freight & Logistics — 0.3%
3,300	Atlas Air Worldwide Holdings, Inc. (a)	134,508
3,200	Park-Ohio Holdings Corp. (a)	106,016

		240,524

	Airlines — 1.7%
13,800	Alaska Air Group, Inc. (a)	882,648
23,200	Republic Airways Holdings, Inc. (a)	267,728
11,500	SkyWest, Inc.	184,575

		1,334,951

	Building Products — 0.0% (g)
975	Gibraltar Industries, Inc. (a)	17,794

	Commercial Services & Supplies — 3.8%
6,200	Ceco Environmental Corp.	80,166
71,900	Cenveo, Inc. (a)	154,585
1,100	Courier Corp.	15,851
21,350	Deluxe Corp.	883,890

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Commercial Services & Supplies — Continued
51,700	EnergySolutions, Inc. (a)	193,875
2,200	Herman Miller, Inc.	60,874
23,200	Kimball International, Inc., Class B	210,192
9,900	Knoll, Inc.	179,487
2,900	Performant Financial Corp. (a)	35,612
19,800	Quad/Graphics, Inc.	474,012
24,600	Steelcase, Inc., Class A	362,358
1,100	UniFirst Corp.	99,550
3,400	United Stationers, Inc.	131,410
5,000	Viad Corp.	138,300

		3,020,162

	Construction & Engineering — 0.8%
2,200	Argan, Inc.	32,802
9,175	EMCOR Group, Inc.	388,928
2,100	Michael Baker Corp.	51,450
7,618	Tutor Perini Corp. (a)	147,028

		620,208

	Electrical Equipment — 1.8%
3,600	Acuity Brands, Inc. (m)	249,660
13,800	Brady Corp., Class A	462,714
6,000	EnerSys, Inc. (a)	273,480
5,100	Generac Holdings, Inc.	180,234
3,800	LSI Industries, Inc.	26,524
2,800	Regal-Beloit Corp.	228,368

		1,420,980

	Machinery — 3.7%
4,800	Barnes Group, Inc.	138,864
4,000	Columbus McKinnon Corp. (a)	77,000
11,500	EnPro Industries, Inc. (a)	588,455
13,000	Federal Signal Corp. (a)	105,820
6,000	FreightCar America, Inc.	130,920
3,200	Hyster-Yale Materials Handling, Inc.	182,688
5,897	Kadant, Inc. (a)	147,425
4,500	LB Foster Co., Class A	199,305
8,200	NN, Inc. (a)	77,572
900	Proto Labs, Inc. (a)	44,190
800	Standex International Corp.	44,176
8,000	Trimas Corp. (a)	259,760
15,300	Wabash National Corp. (a)	155,448
7,350	Wabtec Corp.	750,508
1,000	Watts Water Technologies, Inc., Class A	47,990

		2,950,121

	Professional Services — 0.7%
7,100	Barrett Business Services, Inc.	373,886
1,600	GP Strategies Corp. (a)	38,176
1,600	Kelly Services, Inc., Class A	29,888
800	RPX Corp. (a)	11,288
1,900	TrueBlue, Inc. (a)	40,166
1,900	VSE Corp.	47,481

		540,885

	Road & Rail — 0.9%
500	AMERCO	86,770
2,100	Avis Budget Group, Inc. (a)	58,443
8,000	Celadon Group, Inc.	166,880
18,300	Quality Distribution, Inc. (a)	153,903
12,800	Swift Transportation Co. (a)	181,504
2,200	Universal Truckload Services, Inc. (a)	51,326

		698,826

	Trading Companies & Distributors — 0.9%
6,875	Applied Industrial Technologies, Inc.	309,375
2,700	Beacon Roofing Supply, Inc. (a)	104,382
8,700	SeaCube Container Leasing Ltd.	199,752
2,700	United Rentals, Inc. (a)	148,419

		761,928

	Total Industrials	12,999,423

	Information Technology — 14.5%
	Communications Equipment — 1.1%
19,982	Arris Group, Inc. (a)	343,091
12,100	Aviat Networks, Inc. (a)	40,777
5,150	Black Box Corp.	112,322
3,400	Comtech Telecommunications Corp.	82,552
15,533	Harmonic, Inc. (a)	89,936
1,800	Oplink Communications, Inc. (a)	29,520
3,900	PC-Tel, Inc.	27,690
2,500	Plantronics, Inc.	110,475

		836,363

	Computers & Peripherals — 0.4%
10,500	Avid Technology, Inc. (a)	65,835
8,300	Datalink Corp. (a)	100,264
3,800	Fusion-io, Inc. (a)	62,206
1,810	Silicon Graphics International Corp. (a)	24,887
2,500	Synaptics, Inc. (a)	101,725

		354,917

	Electronic Equipment, Instruments & Components — 1.8%
3,300	Audience, Inc. (a)	50,325
2,580	Benchmark Electronics, Inc. (a)	46,491

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Electronic Equipment, Instruments & Components — Continued
10,290	Insight Enterprises, Inc. (a)	212,180
2,100	Littelfuse, Inc.	142,485
5,800	Newport Corp. (a)	98,136
40,353	Sanmina Corp. (a)	458,410
10,000	SYNNEX Corp. (a)	370,000
5,300	TTM Technologies, Inc. (a)	40,280

		1,418,307

8,500	Internet Software & Services — 1.7%	35,615
2,500	Bazaarvoice, Inc. (a)	18,300
1,483	Demandware, Inc. (a)	37,594
22,420	Digital River, Inc. (a)	317,019
1,600	Marin Software, Inc. (a)	26,288
87,459	United Online, Inc.	527,378
15,144	WebMD Health Corp. (a)	368,302
900	Xoom Corp. (a)	20,556

		1,351,052

	IT Services — 2.5%
4,700	CACI International, Inc., Class A (a)	271,989
21,525	CSG Systems International, Inc. (a)	456,115
1,275	Gartner, Inc. (a)	69,373
5,800	Global Cash Access Holdings, Inc. (a)	40,890
7,600	Hackett Group, Inc. (The)	34,732
14,700	Lionbridge Technologies, Inc. (a)	56,889
1,700	ManTech International Corp., Class A	45,679
1,600	MAXIMUS, Inc.	127,952
3,000	TeleTech Holdings, Inc. (a)	63,630
27,400	Unisys Corp. (a)	623,350
4,300	Vantiv, Inc., Class A (a)	102,082
5,802	VeriFone Systems, Inc. (a)	119,985

		2,012,666

	Semiconductors & Semiconductor Equipment — 3.6%
2,850	Alpha & Omega Semiconductor Ltd. (a)	25,308
20,475	Amkor Technology, Inc. (a)	81,900
5,600	Brooks Automation, Inc.	57,008
18,525	Cirrus Logic, Inc. (a)	421,444
17,606	Entegris, Inc. (a)	173,595
3,800	Entropic Communications, Inc. (a)	15,466
17,400	First Solar, Inc. (a)	469,104
55,000	GT Advanced Technologies, Inc. (a)	180,950
12,600	Integrated Silicon Solution, Inc. (a)	115,542
7,400	Intermolecular, Inc. (a)	75,480
10,200	Lattice Semiconductor Corp. (a)	55,590
1,500	M/A-COM Technology Solutions Holdings, Inc. (a)	24,105
1,788	Micrel, Inc.	18,792
10,400	Nanometrics, Inc. (a)	150,072
12,600	Peregrine Semiconductor Corp. (a)	123,102
9,200	Pericom Semiconductor Corp. (a)	62,652
5,800	Photronics, Inc. (a)	38,744
23,100	PMC-Sierra, Inc. (a)	156,849
20,900	Skyworks Solutions, Inc. (a)	460,427
8,500	Spansion, Inc., Class A (a)	109,395
10,500	Ultra Clean Holdings (a)	68,250

		2,883,775

	Software — 3.4%
11,584	Actuate Corp. (a) (m)	69,504
20,850	Aspen Technology, Inc. (a)	673,246
23,100	AVG Technologies N.V., (Netherlands) (a)	321,552
2,400	Envivio, Inc. (a)	4,080
1,200	Guidewire Software, Inc. (a)	46,128
600	Imperva, Inc. (a)	23,100
2,900	Infoblox, Inc. (a)	62,930
1,500	Manhattan Associates, Inc. (a)	111,435
4,100	Model N, Inc. (a)	81,262
2,900	Monotype Imaging Holdings, Inc.	68,875
3,839	Pegasystems, Inc.	107,799
4,600	Progress Software Corp. (a)	104,788
7,440	PTC, Inc. (a)	189,646
1,300	Rovi Corp. (a)	27,833
1,000	Silver Spring Networks, Inc. (a)	17,330
41,700	Take-Two Interactive Software, Inc. (a)	673,455
8,700	Telenav, Inc. (a)	56,115
3,600	TIBCO Software, Inc. (a)	72,792
344	Websense, Inc. (a)	5,160

		2,717,030

	Total Information Technology	11,574,110

	Materials — 5.8%
	Chemicals — 2.3%
2,633	A Schulman, Inc.	83,098
10,600	Axiall Corp.	658,896
800	FutureFuel Corp.	9,720
4,500	H.B. Fuller Co.	175,860
1,000	Innospec, Inc.	44,280
6,400	Koppers Holdings, Inc.	281,472
7,500	Minerals Technologies, Inc.	311,325
11,700	OMNOVA Solutions, Inc. (a)	89,739
5,600	PolyOne Corp.	136,696

		1,791,086

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Construction Materials — 0.4%
30,400	Headwaters, Inc. (a)	331,360

	Containers & Packaging — 1.2%
1,400	AEP Industries, Inc. (a) (m)	100,534
4,000	Boise, Inc.	34,640
39,900	Graphic Packaging Holding Co. (a)	298,851
5,875	Rock Tenn Co., Class A	545,141

		979,166

	Metals & Mining — 1.1%
15,400	Coeur d’Alene Mines Corp. (a)	290,444
11,300	Revett Minerals, Inc. (a)	25,764
7,800	U.S. Silica Holdings, Inc.	183,924
12,600	Worthington Industries, Inc.	390,348

		890,480

	Paper & Forest Products — 0.8%
3,600	Boise Cascade Co. (a)	122,184
11,175	Buckeye Technologies, Inc.	334,691
9,300	Resolute Forest Products, (Canada) (a)	150,474

		607,349

	Total Materials	4,599,441

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.8%
4,900	Atlantic Tele-Network, Inc.	237,699
5,200	Consolidated Communications Holdings, Inc.	91,260
400	IDT Corp., Class B	4,824
20,100	Premiere Global Services, Inc. (a)	220,899
30,100	Vonage Holdings Corp. (a)	86,989

	Total Telecommunication Services	641,671

	Utilities — 3.0%
	Electric Utilities — 2.2%
9,525	El Paso Electric Co.	320,516
3,300	Empire District Electric Co. (The)	73,920
5,500	IDACORP, Inc.	265,485
1,900	MGE Energy, Inc.	105,336
25,075	Portland General Electric Co.	760,525
2,325	UNS Energy Corp.	113,785
1,900	Westar Energy, Inc.	63,042

		1,702,609

	Gas Utilities — 0.8%
419	AGL Resources, Inc. (m)	17,577
900	Chesapeake Utilities Corp.	44,145
3,200	Laclede Group, Inc. (The)	136,640
4,600	New Jersey Resources Corp.	206,310
1,400	Northwest Natural Gas Co.	61,348
2,600	Southwest Gas Corp.	123,396
1,700	WGL Holdings, Inc.	74,970

		664,386

	Water Utilities — 0.0% (g)
900	Artesian Resources Corp., Class A	20,223

	Total Utilities	2,387,218

	Total Common Stocks (Cost $53,207,791)	75,374,610

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.2%
150,000	U.S. Treasury Notes, 0.250%, 11/30/13 (k) (Cost $150,042)	150,100

SHARES
Short-Term Investment — 3.4%
	Investment Company — 3.4%
2,746,501	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $2,746,501)	2,746,501

	Total Investments — 98.0% (Cost $56,104,334)	78,271,211
	Other Assets in Excess of Liabilities — 2.0%	1,565,501

	NET ASSETS — 100.0%	$79,836,712

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
32	E-mini Russell 2000	06/21/13	$3,036,480	$61,841

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of March 31, 2013.
(m)	— All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,412,092
Aggregate gross unrealized depreciation	(2,245,215)

Net unrealized appreciation/depreciation	$22,166,877

Federal income tax cost of investments	$56,104,334

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Portfolio are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.

Certain investments of the Portfolio may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Portfolio to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Portfolio’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Portfolio’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Portfolio’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$10,545,009	$—	$—		$10,545,009
Consumer Staples	2,347,786	—	—		2,347,786
Energy	3,964,106	—	—		3,964,106
Financials	17,495,381	—	—	(a)	17,495,381
Health Care	8,820,465	—	—		8,820,465
Industrials	12,999,423	—	—		12,999,423
Information Technology	11,574,110	—	—		11,574,110
Materials	4,599,441	—	—		4,599,441
Telecommunication Services	641,671	—	—		641,671
Utilities	2,387,218	—	—		2,387,218

Total Common Stocks	75,374,610	—	—	(a)	75,374,610

Debt Securities
U.S. Treasury Obligations	—	150,100	—		150,100

Short-Term Investment
Investment Company	2,746,501	—	—		2,746,501

Total Investments in Securities	$78,121,111	$150,100	$—	(a)	$78,271,211

Appreciation in Other Financial Instruments
Futures Contracts	$61,841	$—	$—		$61,841

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.3%
	Consumer Discretionary — 16.4%
	Auto Components — 1.0%
23,821	Johnson Controls, Inc.	835,402

	Automobiles — 1.3%
40,080	General Motors Co. (a)	1,115,026

	Hotels, Restaurants & Leisure — 1.1%
4,410	Carnival Corp.	151,263
10,780	Royal Caribbean Cruises Ltd.	358,111
5,152	Yum! Brands, Inc.	370,635

		880,009

	Household Durables — 0.6%
2,880	Lennar Corp., Class A	119,462
300	NVR, Inc. (a)	324,033
4,590	PulteGroup, Inc. (a)	92,902

		536,397

	Internet & Catalog Retail — 1.6%
3,370	Amazon.com, Inc. (a)	898,071
4,270	Expedia, Inc.	256,243
220	priceline.com, Inc. (a)	151,345

		1,305,659

	Media — 5.3%
5,760	CBS Corp. (Non-Voting), Class B	268,935
25,740	Comcast Corp., Class A	1,081,337
6,340	DISH Network Corp., Class A	240,286
2,620	Time Warner Cable, Inc.	251,677
44,815	Time Warner, Inc.	2,582,240

		4,424,475

	Multiline Retail — 1.0%
1,540	Macy’s, Inc.	64,434
11,240	Target Corp.	769,378

		833,812

	Specialty Retail — 3.5%
1,730	AutoZone, Inc. (a)	686,412
11,980	Home Depot, Inc. (The)	835,964
11,040	Lowe’s Cos., Inc.	418,637
6,900	Ross Stores, Inc.	418,278
11,900	TJX Cos., Inc.	556,325

		2,915,616

	Textiles, Apparel & Luxury Goods — 1.0%
3,860	Lululemon Athletica, Inc., (Canada) (a)	240,671
3,580	V.F. Corp.	600,545

		841,216

	Total Consumer Discretionary	13,687,612

	Consumer Staples — 7.1%
	Beverages — 2.0%
28,560	Coca-Cola Co. (The)	1,154,966
6,580	PepsiCo, Inc.	520,544

		1,675,510

	Food & Staples Retailing — 0.3%
3,680	CVS Caremark Corp.	202,363

	Food Products — 1.8%
4,620	Archer-Daniels-Midland Co.	155,833
5,758	General Mills, Inc.	283,927
3,350	Kellogg Co.	215,840
2,456	Kraft Foods Group, Inc.	126,558
23,779	Mondelez International, Inc., Class A	727,875

		1,510,033

	Household Products — 1.5%
2,660	Colgate-Palmolive Co.	313,960
12,597	Procter & Gamble Co. (The)	970,725

		1,284,685

	Tobacco — 1.5%
13,430	Philip Morris International, Inc.	1,245,095

	Total Consumer Staples	5,917,686

	Energy — 10.7%
	Energy Equipment & Services — 2.9%
800	Cameron International Corp. (a)	52,160
8,700	Ensco plc, (United Kingdom), Class A	522,000
1,490	National Oilwell Varco, Inc.	105,418
23,188	Schlumberger Ltd.	1,736,549

		2,416,127

	Oil, Gas & Consumable Fuels — 7.8%
6,040	Anadarko Petroleum Corp.	528,198
1,460	Apache Corp.	112,654
7,090	Cheniere Energy, Inc. (a)	198,520
10,590	Chevron Corp.	1,258,304
10,190	ConocoPhillips	612,419
3,850	EOG Resources, Inc.	493,069
13,305	Exxon Mobil Corp.	1,198,914
1,410	Marathon Petroleum Corp.	126,336
12,022	Occidental Petroleum Corp.	942,164
3,750	Peabody Energy Corp.	79,312
5,880	Phillips 66	411,424
1,500	Southwestern Energy Co. (a)	55,890
14,740	Williams Cos., Inc. (The)	552,160

		6,569,364

	Total Energy	8,985,491

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Financials — 14.8%
	Capital Markets — 3.1%
4,830	Ameriprise Financial, Inc.	355,729
2,636	Goldman Sachs Group, Inc. (The)	387,887
22,000	Invesco Ltd.	637,120
21,721	Morgan Stanley	477,428
6,820	State Street Corp.	402,994
13,995	TD Ameritrade Holding Corp.	288,577

		2,549,735

	Commercial Banks — 2.8%
1,290	CIT Group, Inc. (a)	56,089
2,053	East West Bancorp, Inc.	52,701
3,000	Huntington Bancshares, Inc.	22,170
1,980	PNC Financial Services Group, Inc.	131,670
56,723	Wells Fargo & Co.	2,098,184

		2,360,814

	Consumer Finance — 0.8%
1,770	American Express Co.	119,404
9,430	Capital One Financial Corp.	518,179

		637,583

	Diversified Financial Services — 4.0%
96,459	Bank of America Corp.	1,174,871
25,664	Citigroup, Inc.	1,135,375
9,998	CME Group, Inc.	613,777
2,760	IntercontinentalExchange, Inc. (a)	450,073

		3,374,096

	Insurance — 3.8%
14,718	ACE Ltd., (Switzerland)	1,309,460
4,510	Aflac, Inc.	234,610
3,440	Aon plc, (United Kingdom)	211,560
3,520	Axis Capital Holdings Ltd., (Bermuda)	146,502
170	Everest Re Group Ltd., (Bermuda)	22,076
8,040	Hartford Financial Services Group, Inc.	207,432
26,130	MetLife, Inc.	993,463
1,450	Prudential Financial, Inc.	85,536

		3,210,639

	Real Estate Investment Trusts (REITs) — 0.3%
460	AvalonBay Communities, Inc.	58,268
1,070	Simon Property Group, Inc.	169,659

		227,927

	Total Financials	12,360,794

	Health Care — 14.2%
	Biotechnology — 3.5%
2,120	Alexion Pharmaceuticals, Inc. (a)	195,337
6,340	Biogen Idec, Inc. (a)	1,223,049
6,049	Celgene Corp. (a)	701,140
3,310	Gilead Sciences, Inc. (a)	161,958
3,190	Onyx Pharmaceuticals, Inc. (a)	283,463
5,810	Vertex Pharmaceuticals, Inc. (a)	319,434

		2,884,381

	Health Care Equipment & Supplies — 2.1%
3,550	Baxter International, Inc.	257,872
44,979	Boston Scientific Corp. (a)	351,286
4,600	CareFusion Corp. (a)	160,954
10,096	Covidien plc, (Ireland)	684,913
660	Intuitive Surgical, Inc. (a)	324,185

		1,779,210

	Health Care Providers & Services — 2.6%
7,260	Cardinal Health, Inc.	302,161
210	Cigna Corp.	13,098
4,180	DaVita HealthCare Partners, Inc. (a)	495,706
4,460	Humana, Inc.	308,230
18,970	UnitedHealth Group, Inc.	1,085,274

		2,204,469

	Health Care Technology — 0.2%
1,830	Cerner Corp. (a)	173,393

	Life Sciences Tools & Services — 0.2%
640	Mettler-Toledo International, Inc. (a)	136,461

	Pharmaceuticals — 5.6%
1,000	Allergan, Inc.	111,630
9,220	Bristol-Myers Squibb Co.	379,772
27,940	Johnson & Johnson	2,277,948
38,192	Merck & Co., Inc.	1,689,232
8,002	Pfizer, Inc.	230,938

		4,689,520

	Total Health Care	11,867,434

	Industrials — 10.5%
	Aerospace & Defense — 3.8%
12,930	Honeywell International, Inc.	974,276
24,145	United Technologies Corp.	2,255,867

		3,230,143

	Airlines — 0.1%
4,600	Southwest Airlines Co.	62,008

	Building Products — 0.4%
1,570	Fortune Brands Home & Security, Inc. (a)	58,765

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Building Products — Continued
15,820	Masco Corp.	320,355

		379,120

	Commercial Services & Supplies — 0.5%
13,920	Tyco International Ltd., (Switzerland)	445,440

	Construction & Engineering — 1.0%
12,210	Fluor Corp.	809,889

	Electrical Equipment — 1.3%
19,488	Emerson Electric Co.	1,088,795

	Machinery — 1.5%
18,233	PACCAR, Inc.	921,860
2,877	Pentair Ltd., (Switzerland)	151,762
2,570	SPX Corp.	202,927

		1,276,549

	Road & Rail — 1.5%
28,840	CSX Corp.	710,329
3,620	Union Pacific Corp.	515,524

		1,225,853

	Trading Companies & Distributors — 0.4%
1,370	W.W. Grainger, Inc.	308,223

	Total Industrials	8,826,020

	Information Technology — 19.1%
	Communications Equipment — 2.6%
71,243	Cisco Systems, Inc.	1,489,691
1,770	Juniper Networks, Inc. (a)	32,816
9,214	QUALCOMM, Inc.	616,877

		2,139,384

	Computers & Peripherals — 3.3%
5,698	Apple, Inc.	2,522,106
3,060	EMC Corp. (a)	73,103
3,130	Hewlett-Packard Co.	74,619
870	SanDisk Corp. (a)	47,850

		2,717,678

	Internet Software & Services — 2.6%
2,532	Google, Inc., Class A (a)	2,010,484
960	LinkedIn Corp., Class A (a)	169,018

		2,179,502

	IT Services — 2.2%
4,230	Cognizant Technology Solutions Corp., Class A (a)	324,060
9,757	Genpact Ltd.	177,480
2,190	International Business Machines Corp.	467,127
350	Mastercard, Inc., Class A	189,396
4,080	Visa, Inc., Class A	692,947

		1,851,010

	Semiconductors & Semiconductor Equipment — 4.3%
3,530	Altera Corp.	125,209
21,990	Applied Materials, Inc.	296,425
2,823	ASML Holding N.V., (Netherlands)	191,992
10,380	Avago Technologies Ltd., (Singapore)	372,850
16,670	Broadcom Corp., Class A	577,949
5,730	Freescale Semiconductor Ltd. (a)	85,320
6,220	KLA-Tencor Corp.	328,043
22,366	Lam Research Corp. (a)	927,294
7,820	LSI Corp. (a)	53,020
7,840	Micron Technology, Inc. (a)	78,243
12,310	Texas Instruments, Inc.	436,759
3,770	Xilinx, Inc.	143,901

		3,617,005

	Software — 4.1%
7,230	Adobe Systems, Inc. (a)	314,577
3,290	Citrix Systems, Inc. (a)	237,407
58,953	Microsoft Corp.	1,686,645
26,860	Oracle Corp.	868,652
2,900	Splunk, Inc. (a)	116,087
2,760	VMware, Inc., Class A (a)	217,709

		3,441,077

	Total Information Technology	15,945,656

	Materials — 3.3%
	Chemicals — 2.4%
7,970	Air Products & Chemicals, Inc.	694,346
5,824	Axiall Corp.	362,020
26,820	Dow Chemical Co. (The)	853,949
1,700	E.I. du Pont de Nemours & Co.	83,572

		1,993,887

	Containers & Packaging — 0.2%
3,790	Crown Holdings, Inc. (a)	157,702

	Metals & Mining — 0.7%
35,063	Alcoa, Inc.	298,737
1,360	Freeport-McMoRan Copper & Gold, Inc.	45,016
3,320	United States Steel Corp.	64,740
7,970	Walter Energy, Inc.	227,145

		635,638

	Total Materials	2,787,227

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.2%
9,680	AT&T, Inc.	355,159
12,963	Verizon Communications, Inc.	637,132

	Total Telecommunication Services	992,291

	Utilities — 2.0%
	Electric Utilities — 1.5%
9,470	Edison International	476,530
8,450	Exelon Corp.	291,356
5,300	NextEra Energy, Inc.	411,704
3,700	NV Energy, Inc.	74,111

		1,253,701

	Multi-Utilities — 0.5%
8,000	NiSource, Inc.	234,720
2,040	Sempra Energy	163,078

		397,798

	Total Utilities	1,651,499

	Total Common Stocks (Cost $69,930,744)	83,021,710

Short-Term Investment — 0.7%
	Investment Company — 0.7%
585,395	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $585,395)	585,395

	Total Investments — 100.0% (Cost $70,516,139)	83,607,105
	Other Assets in Excess of Liabilities — 0.0% (g)	41,597

	NET ASSETS — 100.0%	$83,648,702

Percentages indicated are based on net assets.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,461,188
Aggregate gross unrealized depreciation	(370,222)

Net unrealized appreciation/depreciation	$13,090,966

Federal income tax cost of investments	$70,516,139

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$83,607,105	$—	$—	$83,607,105

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 29, 2013

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
May 29, 2013